UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-21864

                                 WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

                              New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

                             Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (866) 909-9473

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2017

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 150.9%

U.S. Treasury Bills - 150.9%
U.S. Treasury Bills
0.73%, 6/1/17*	$84,257,000	$84,257,000
0.76%, 7/13/17*	80,552,000	80,474,670
0.88%, 7/27/17*	84,257,000	84,143,337

TOTAL INVESTMENTS IN SECURITIES - 150.9% (Cost: $248,882,588)		248,875,007
Liabilities in Excess of Cash and Other Assets - (50.9)%		(83,900,963)

NET ASSETS - 100.0%		$164,974,044

*	Interest rate shown reflects the discount rate at time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
6/7/2017	AUD	2,738,400	USD	2,049,095	$14,522
6/7/2017	AUD	2,738,400	USD	2,049,145	14,572
6/7/2017	AUD	2,086,400	USD	1,561,276	11,125
6/7/2017	AUD	2,738,400	USD	2,049,090	14,517
6/7/2017	AUD	2,738,400	USD	2,049,093	14,519
6/7/2017	CAD	6,268,500	USD	4,594,263	(46,531)
6/7/2017	CAD	6,268,500	USD	4,594,290	(46,504)
6/7/2017	CAD	6,268,500	USD	4,594,428	(46,366)
6/7/2017	CAD	4,776,000	USD	3,500,545	(35,298)
6/7/2017	CAD	6,268,500	USD	4,594,290	(46,504)
6/7/2017	CHF	1,734,600	USD	1,746,997	(44,456)
6/7/2017	CHF	1,734,600	USD	1,746,933	(44,520)
6/7/2017	CHF	1,734,600	USD	1,746,907	(44,546)
6/7/2017	CHF	1,321,600	USD	1,331,021	(33,896)
6/7/2017	CHF	1,734,600	USD	1,746,974	(44,479)
6/7/2017	CNH	8,264,550	USD	1,193,825	(27,325)
6/7/2017	CNH	6,296,800	USD	909,942	(20,458)
6/7/2017	CNH	8,264,550	USD	1,193,918	(27,232)
6/7/2017	CNH	8,264,550	USD	1,193,774	(27,376)
6/7/2017	CNH	8,264,550	USD	1,194,170	(26,980)
6/7/2017	EUR	11,543,700	USD	12,595,793	(374,784)
6/7/2017	EUR	11,543,700	USD	12,595,331	(375,245)
6/7/2017	EUR	8,795,200	USD	9,596,495	(285,848)
6/7/2017	EUR	11,543,700	USD	12,595,620	(374,957)
6/7/2017	EUR	11,543,700	USD	12,595,435	(375,141)
6/7/2017	GBP	3,266,550	USD	4,234,922	25,597
6/7/2017	GBP	3,266,550	USD	4,234,723	25,398
6/7/2017	GBP	3,266,550	USD	4,234,824	25,499
6/7/2017	GBP	2,488,800	USD	3,226,503	19,398
6/7/2017	GBP	3,266,550	USD	4,234,863	25,538
6/7/2017	INR	53,646,600	USD	831,228	307
6/7/2017	INR	53,646,600	USD	830,019	(902)
6/7/2017	INR	53,646,600	USD	831,552	632
6/7/2017	INR	40,873,600	USD	632,522	(560)
6/7/2017	INR	53,646,600	USD	831,022	101
6/7/2017	JPY	793,103,850	USD	7,123,990	(38,406)
6/7/2017	JPY	793,103,850	USD	7,124,150	(38,246)
6/7/2017	JPY	604,269,600	USD	5,427,802	(29,261)
6/7/2017	JPY	793,103,850	USD	7,123,926	(38,470)
6/7/2017	JPY	793,103,850	USD	7,123,901	(38,495)
6/7/2017	KRW	1,713,795,300	USD	1,505,971	(24,877)
6/7/2017	KRW	1,713,795,300	USD	1,506,408	(24,440)
6/7/2017	KRW	1,713,795,300	USD	1,506,157	(24,691)
6/7/2017	KRW	1,305,748,800	USD	1,147,608	(18,752)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2017

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
6/7/2017	KRW	1,713,795,300	USD	1,506,382	$(24,466)
6/7/2017	MXN	75,945,450	USD	4,013,776	(55,810)
6/7/2017	MXN	75,945,450	USD	4,010,543	(59,043)
6/7/2017	MXN	57,863,200	USD	3,055,510	(45,127)
6/7/2017	MXN	75,945,450	USD	4,010,342	(59,244)
6/7/2017	MXN	75,945,450	USD	4,010,274	(59,312)
6/7/2017	USD	137,424	AUD	185,000	27
6/7/2017	USD	138,123	AUD	186,000	71
6/7/2017	USD	552,730	AUD	745,000	789
6/7/2017	USD	280,368	AUD	374,000	(2,494)
6/7/2017	USD	1,802,163	AUD	2,425,500	(68)
6/7/2017	USD	1,373,033	AUD	1,848,000	(8)
6/7/2017	USD	1,802,598	AUD	2,425,500	(502)
6/7/2017	USD	1,802,188	AUD	2,425,500	(93)
6/7/2017	USD	1,802,163	AUD	2,425,500	(68)
6/7/2017	USD	312,177	CAD	424,000	1,725
6/7/2017	USD	313,011	CAD	426,000	2,372
6/7/2017	USD	1,253,607	CAD	1,705,000	8,665
6/7/2017	USD	638,064	CAD	856,000	(4,337)
6/7/2017	USD	3,131,797	CAD	4,230,240	1
6/7/2017	USD	4,110,678	CAD	5,552,190	(193)
6/7/2017	USD	4,110,623	CAD	5,552,190	(139)
6/7/2017	USD	4,111,412	CAD	5,552,190	(927)
6/7/2017	USD	4,110,620	CAD	5,552,190	(136)
6/7/2017	USD	118,846	CHF	117,000	1,989
6/7/2017	USD	120,670	CHF	118,000	1,197
6/7/2017	USD	482,513	CHF	472,000	4,957
6/7/2017	USD	243,404	CHF	237,000	1,364
6/7/2017	USD	1,208,556	CHF	1,170,560	370
6/7/2017	USD	1,586,788	CHF	1,536,360	(73)
6/7/2017	USD	1,586,716	CHF	1,536,360	—
6/7/2017	USD	1,586,757	CHF	1,536,360	(41)
6/7/2017	USD	1,586,765	CHF	1,536,360	(50)
6/7/2017	USD	81,186	CNH	559,000	1,410
6/7/2017	USD	81,687	CNH	562,000	1,352
6/7/2017	USD	326,196	CNH	2,248,000	5,963
6/7/2017	USD	163,914	CNH	1,128,000	2,757
6/7/2017	USD	1,081,378	CNH	7,320,180	234
6/7/2017	USD	1,081,691	CNH	7,320,180	(79)
6/7/2017	USD	824,027	CNH	5,577,280	59
6/7/2017	USD	1,081,659	CNH	7,320,180	(47)
6/7/2017	USD	1,081,463	CNH	7,320,180	149
6/7/2017	USD	866,594	EUR	781,000	10,943
6/7/2017	USD	876,340	EUR	785,000	5,691
6/7/2017	USD	3,492,076	EUR	3,140,000	36,049
6/7/2017	USD	1,768,408	EUR	1,576,000	2,396
6/7/2017	USD	11,488,594	EUR	10,224,480	(302)
6/7/2017	USD	11,488,819	EUR	10,224,480	(527)
6/7/2017	USD	11,488,297	EUR	10,224,480	(5)
6/7/2017	USD	11,488,614	EUR	10,224,480	(322)
6/7/2017	USD	8,752,973	EUR	7,790,080	12
6/7/2017	USD	285,635	GBP	221,000	(851)
6/7/2017	USD	287,905	GBP	222,000	(1,832)
6/7/2017	USD	1,151,155	GBP	889,000	(5,577)
6/7/2017	USD	578,295	GBP	446,000	(3,573)
6/7/2017	USD	2,840,522	GBP	2,204,320	(2)
6/7/2017	USD	3,728,292	GBP	2,893,170	(110)
6/7/2017	USD	3,728,176	GBP	2,893,170	5
6/7/2017	USD	3,728,356	GBP	2,893,170	(174)
6/7/2017	USD	3,728,289	GBP	2,893,170	(107)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2017

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
6/7/2017	USD	56,626	INR	3,628,000	$(432)
6/7/2017	USD	56,669	INR	3,648,000	(166)
6/7/2017	USD	224,320	INR	14,592,000	1,693
6/7/2017	USD	113,203	INR	7,322,000	205
6/7/2017	USD	737,036	INR	47,516,700	(1,060)
6/7/2017	USD	737,345	INR	47,516,700	(1,369)
6/7/2017	USD	736,122	INR	47,516,700	(147)
6/7/2017	USD	560,994	INR	36,203,200	(251)
6/7/2017	USD	737,265	INR	47,516,700	(1,289)
6/7/2017	USD	474,619	JPY	53,629,000	9,696
6/7/2017	USD	486,424	JPY	53,933,000	636
6/7/2017	USD	1,938,405	JPY	215,727,000	9,792
6/7/2017	USD	970,176	JPY	108,245,000	7,367
6/7/2017	USD	6,344,010	JPY	702,481,710	(8)
6/7/2017	USD	4,833,549	JPY	535,224,160	(24)
6/7/2017	USD	6,344,325	JPY	702,481,710	(323)
6/7/2017	USD	6,344,233	JPY	702,481,710	(232)
6/7/2017	USD	6,344,199	JPY	702,481,710	(197)
6/7/2017	USD	103,961	KRW	115,885,000	(446)
6/7/2017	USD	103,877	KRW	116,543,000	225
6/7/2017	USD	413,262	KRW	466,159,000	3,135
6/7/2017	USD	208,958	KRW	233,904,000	(23)
6/7/2017	USD	1,033,068	KRW	1,156,550,240	21
6/7/2017	USD	1,356,180	KRW	1,517,972,190	(251)
6/7/2017	USD	1,355,938	KRW	1,517,972,190	(9)
6/7/2017	USD	1,356,422	KRW	1,517,972,190	(493)
6/7/2017	USD	1,356,301	KRW	1,517,972,190	(372)
6/7/2017	USD	274,937	MXN	5,135,000	225
6/7/2017	USD	274,977	MXN	5,165,000	1,793
6/7/2017	USD	1,095,742	MXN	20,657,000	11,176
6/7/2017	USD	560,581	MXN	10,365,000	(5,165)
6/7/2017	USD	2,746,408	MXN	51,251,680	(54)
6/7/2017	USD	3,604,872	MXN	67,267,830	(282)
6/7/2017	USD	3,604,963	MXN	67,267,830	(372)
6/7/2017	USD	3,604,831	MXN	67,267,830	(241)
6/7/2017	USD	3,604,749	MXN	67,267,830	(158)
7/6/2017	AUD	1,820,000	USD	1,351,603	(19)
7/6/2017	AUD	2,388,750	USD	1,774,084	81
7/6/2017	AUD	2,388,750	USD	1,774,053	50
7/6/2017	AUD	2,388,750	USD	1,774,464	460
7/6/2017	AUD	2,388,750	USD	1,774,041	38
7/6/2017	CAD	5,405,400	USD	4,004,107	154
7/6/2017	CAD	5,405,400	USD	4,004,021	68
7/6/2017	CAD	5,405,400	USD	4,004,000	47
7/6/2017	CAD	5,405,400	USD	4,004,798	845
7/6/2017	CAD	4,118,400	USD	3,050,554	(77)
7/6/2017	CHF	1,488,900	USD	1,540,800	56
7/6/2017	CHF	1,134,400	USD	1,173,501	(400)
7/6/2017	CHF	1,488,900	USD	1,540,678	(67)
7/6/2017	CHF	1,488,900	USD	1,540,724	(21)
7/6/2017	CHF	1,488,900	USD	1,540,741	(3)
7/6/2017	CNH	7,149,450	USD	1,051,314	(230)
7/6/2017	CNH	7,149,450	USD	1,051,351	(193)
7/6/2017	CNH	7,149,450	USD	1,051,431	(114)
7/6/2017	CNH	7,149,450	USD	1,050,880	(664)
7/6/2017	CNH	5,447,200	USD	800,923	(254)
7/6/2017	EUR	7,483,200	USD	8,421,526	(91)
7/6/2017	EUR	9,821,700	USD	11,053,665	293
7/6/2017	EUR	9,821,700	USD	11,053,734	362
7/6/2017	EUR	9,821,700	USD	11,053,626	254

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2017

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/6/2017	EUR	9,821,700	USD	11,053,145	$(227)
7/6/2017	GBP	2,864,400	USD	3,694,812	148
7/6/2017	GBP	2,864,400	USD	3,694,635	(30)
7/6/2017	GBP	2,864,400	USD	3,694,761	96
7/6/2017	GBP	2,864,400	USD	3,694,661	(4)
7/6/2017	GBP	2,182,400	USD	2,814,947	(36)
7/6/2017	JPY	527,672,000	USD	4,771,737	(125)
7/6/2017	JPY	692,569,500	USD	6,263,335	267
7/6/2017	JPY	692,569,500	USD	6,263,091	23
7/6/2017	JPY	692,569,500	USD	6,263,312	244
7/6/2017	JPY	692,569,500	USD	6,263,108	40
7/6/2017	MXN	64,586,550	USD	3,444,070	(21)
7/6/2017	MXN	64,586,550	USD	3,443,858	(233)
7/6/2017	MXN	49,208,800	USD	2,623,854	(215)
7/6/2017	MXN	64,586,550	USD	3,443,861	(230)
7/6/2017	MXN	64,586,550	USD	3,444,089	(1)
7/7/2017	INR	47,198,550	USD	729,837	1,565
7/7/2017	INR	47,198,550	USD	728,710	439
7/7/2017	INR	47,198,550	USD	729,724	1,452
7/7/2017	INR	47,198,550	USD	730,085	1,814
7/7/2017	INR	35,960,800	USD	555,293	420
7/7/2017	KRW	1,490,697,600	USD	1,331,908	(147)
7/7/2017	KRW	1,490,697,600	USD	1,332,288	234
7/7/2017	KRW	1,490,697,600	USD	1,332,289	234
7/7/2017	KRW	1,490,697,600	USD	1,332,169	115
7/7/2017	KRW	1,135,769,600	USD	1,014,533	(366)

					$(2,630,282)

CURRENCY LEGEND

AUD	Australian dollar

CAD	Canadian dollar

CHF	Swiss franc

CNH	Offshore Chinese renminbi

EUR	Euro

GBP	British pound

INR	Indian rupee

JPY	Japanese yen

KRW	South Korean won

MXN	Mexican peso

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Brazilian Real Strategy Fund (BZF)

May 31, 2017

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 83.3%

U.S. Treasury Bills - 83.3%
U.S. Treasury Bills
0.69%, 6/8/17*	$13,000,000	$12,998,310
0.80%, 7/20/17*	5,000,000	4,994,200

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $17,992,949)		17,992,510

REPURCHASE AGREEMENT - 17.7%

United States - 17.7%
Deutsche Bank, tri-party repurchase agreement dated 5/31/17 (tri-party custodian: The Bank of New York Mellon Corp.), 0.80% due 6/1/17; Proceeds at maturity - $3,811,085 (fully collateralized by U.S. Treasury Bond, 2.75% due 8/15/42; Market value - $3,887,292) (Cost: $3,811,000)	3,811,000	3,811,000

TOTAL INVESTMENTS IN SECURITIES - 101.0% (Cost: $21,803,949)		21,803,510
Liabilities in Excess of Cash and Other Assets - (1.0)%		(208,535)

NET ASSETS - 100.0%		$21,594,975

*	Interest rate shown reflects the discount rate at time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2017	USD	2,950,964	BRL	9,400,000	$(73,090)
7/5/2017	USD	3,665,525	BRL	11,662,600	(94,940)
7/5/2017	USD	4,271,625	BRL	13,600,000	(107,893)
8/2/2017	USD	5,857,458	BRL	19,100,000	(48,456)
8/2/2017	USD	4,783,941	BRL	15,610,000	(36,374)

					$(360,753)

CURRENCY LEGEND

BRL	Brazilian real

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Chinese Yuan Strategy Fund (CYB)

May 31, 2017

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 87.7%

U.S. Treasury Bills - 87.7%
U.S. Treasury Bills
0.73%, 6/1/17*	$8,000,000	$8,000,000
0.76%, 7/13/17*	16,242,000	16,226,408
0.88%, 7/27/17*	8,000,000	7,989,208

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $32,217,085)		32,215,616

REPURCHASE AGREEMENT - 31.8%

United States - 31.8%
Citigroup, Inc., tri-party repurchase agreement dated 5/31/17 (tri-party custodian: The Bank of New York Mellon Corp.), 0.81% due 6/1/17; Proceeds at maturity - $11,700,263 (fully collateralized by U.S. Treasury Bill, 0.00% due 11/16/17, U.S. Treasury Bond Coupon Strip, 0.00% due 8/15/18 and U.S. Treasury Note, 1.75% due 11/30/21; Market value - $11,934,000) (Cost: $11,700,000)	11,700,000	11,700,000

TOTAL INVESTMENTS IN SECURITIES - 119.5% (Cost: $43,917,085)		43,915,616
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (19.5)%		(7,160,910)

NET ASSETS - 100.0%		$36,754,706

*	Interest rate shown reflects the discount rate at time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
6/15/2017	CNH	4,153,000	USD	598,734	$(10,313)
6/15/2017	CNH	8,314,000	USD	1,194,026	(25,242)
6/15/2017	CNH	30,739,239	USD	4,513,441	5,461
6/15/2017	CNH	31,993,901	USD	4,683,976	(8,003)
6/15/2017	USD	5,539,405	CNH	38,352,071	85,014
6/15/2017	USD	5,321,405	CNH	36,848,069	82,449
7/14/2017	USD	4,485,255	CNH	31,107,490	61,327
7/14/2017	USD	4,309,053	CNH	29,887,589	59,233
7/14/2017	USD	4,607,407	CNY	32,028,389	67,588
7/14/2017	USD	4,426,724	CNY	30,772,374	64,937
8/15/2017	USD	1,963,237	CNY	13,671,000	27,700
8/15/2017	USD	1,965,354	CNY	13,671,000	25,583
8/15/2017	USD	1,963,942	CNY	13,671,000	26,994
8/15/2017	USD	1,963,801	CNY	13,671,000	27,136
8/15/2017	USD	1,496,165	CNY	10,416,000	20,739
9/18/2017	USD	4,469,797	CNH	30,678,900	(8,561)
9/18/2017	USD	4,639,462	CNH	31,931,100	3,865

					$505,907

CURRENCY LEGEND

CNH	Offshore Chinese renminbi

CNY	Chinese yuan

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

May 31, 2017

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 96.2%

U.S. Treasury Bills - 96.2%
U.S. Treasury Bills
0.73%, 6/1/17*	$14,420,000	$14,420,000
0.76%, 7/13/17*	16,086,000	16,070,558
0.88%, 7/27/17*	14,420,000	14,400,547

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $44,892,627)		44,891,105

REPURCHASE AGREEMENT - 31.9%

United States - 31.9%
Citigroup, Inc., tri-party repurchase agreement dated 5/31/17 (tri-party custodian: The Bank of New York Mellon Corp.), 0.81% due 6/1/17; Proceeds at maturity - $14,860,334 (fully collateralized by U.S. Treasury Bills, 0.00% due 9/7/17 - 10/12/17, U.S. Treasury Note, 1.88% due 1/31/22, U.S. Treasury Bond Coupon Strip, 0.00% due 8/15/41 and U.S. Treasury Bonds Principal Strip, 0.00% due 11/15/28 - 11/15/39; Market value - $15,157,200) (Cost: $14,860,000)	14,860,000	14,860,000

TOTAL INVESTMENTS IN SECURITIES - 128.1% (Cost: $59,752,627)		59,751,105
Liabilities in Excess of Cash and Other Assets - (28.1)%		(13,098,481)

NET ASSETS - 100.0%		$46,652,624

*	Interest rate shown reflects the discount rate at time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
8/3/2017	USD	3,084,825	BRL	10,030,000	$(34,985)
8/3/2017	USD	3,091,505	CLP	2,058,865,000	(32,826)
8/3/2017	USD	3,087,148	CNH	21,460,000	43,942
8/3/2017	USD	3,068,303	COP	9,145,845,000	30,941
8/3/2017	USD	3,088,319	IDR	41,516,275,000	12,994
8/3/2017	USD	3,099,699	INR	200,845,000	(9,371)
8/3/2017	USD	3,063,134	KRW	3,473,900,000	39,699
8/3/2017	USD	3,083,912	MXN	59,665,000	74,179
8/3/2017	USD	3,091,788	MYR	13,440,000	52,418
8/3/2017	USD	3,052,381	PHP	153,840,000	30,385
8/3/2017	USD	3,090,343	PLN	12,015,000	136,566
8/3/2017	USD	3,076,771	RUB	179,465,000	43,194
8/3/2017	USD	3,076,379	THB	106,535,000	46,981
8/3/2017	USD	3,100,513	TRY	11,360,000	54,595
8/3/2017	USD	3,069,774	ZAR	41,630,000	53,280

					$541,992

CURRENCY LEGEND

BRL	Brazilian real

CLP	Chilean peso

CNH	Offshore Chinese renminbi

COP	Colombian peso

IDR	Indonesian rupiah

INR	Indian rupee

KRW	South Korean won

MXN	Mexican peso

MYR	Malaysian ringgit

PHP	Philippine peso

PLN	Polish zloty

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Currency Strategy Fund (CEW)

May 31, 2017

RUB	Russian ruble

THB	Thai baht

TRY	Turkish New lira

USD	U.S. dollar

ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Asia Local Debt Fund (ALD)

May 31, 2017

Investments	Principal Amount†		Value
FOREIGN GOVERNMENT AGENCIES - 12.3%

Australia - 12.3%
Queensland Treasury Corp.
6.00%, 7/21/22, Series 22, Reg S	1,076,000	AUD	$948,010
South Australian Government Financing Authority
5.00%, 5/20/21, Series 21	978,000	AUD	810,680
Western Australian Treasury Corp.
7.00%, 10/15/19, Series 19	392,000	AUD	326,567
5.00%, 7/23/25, Reg S	780,000	AUD	674,071

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $2,980,911)			2,759,328

FOREIGN GOVERNMENT OBLIGATIONS - 60.8%
China - 3.7%
China Government Bond
2.36%, 8/18/21, Reg S	2,500,000	CNY	344,599
3.10%, 6/29/22	2,500,000	CNY	351,045
3.48%, 6/29/27, Reg S	1,000,000	CNY	136,369

Total China			832,013

Hong Kong - 6.2%
Hong Kong Government Bond
1.51%, 2/24/27	650,000	HKD	85,512
Hong Kong Government Bond Programme
1.06%, 2/5/20	4,200,000	HKD	543,148
2.46%, 8/4/21	3,450,000	HKD	468,659
1.10%, 1/17/23	2,300,000	HKD	295,501

Total Hong Kong			1,392,820

India - 1.9%
India Government Bond
8.27%, 6/9/20	26,000,000	INR	421,110

Indonesia - 10.4%
Indonesia Treasury Bond
7.88%, 4/15/19, Series FR69	3,997,000,000	IDR	308,348
12.80%, 6/15/21, Series FR34	6,828,000,000	IDR	622,955
7.00%, 5/15/22, Series FR61	8,534,000,000	IDR	649,981
8.38%, 9/15/26, Series FR56	9,150,000,000	IDR	752,196

Total Indonesia			2,333,480

Malaysia - 6.1%
Malaysia Government Bond
3.26%, 3/1/18, Series 0213	1,062,000	MYR	248,329
4.38%, 11/29/19, Series 0902	596,000	MYR	142,466
4.16%, 7/15/21, Series 0111	850,000	MYR	202,769
3.48%, 3/15/23, Series 0313	1,232,000	MYR	283,071
3.96%, 9/15/25, Series 0115	2,110,000	MYR	492,251

Total Malaysia			1,368,886

New Zealand - 3.2%
New Zealand Government Bond
5.00%, 3/15/19, Series 319, Reg S	379,000	NZD	283,460
6.00%, 5/15/21, Series 521, Reg S	544,000	NZD	441,589

Total New Zealand			725,049

Philippines - 6.1%
Philippine Government Bond
5.00%, 8/18/18, Series 7-51	14,700,000	PHP	302,267
3.50%, 3/20/21, Series 7-57	23,610,000	PHP	464,388
3.63%, 9/9/25, Series 1060	21,166,000	PHP	398,347
Philippine Government International Bond
3.90%, 11/26/22	10,000,000	PHP	197,127

Total Philippines			1,362,129

Singapore - 6.3%
Singapore Government Bond
2.50%, 6/1/19	522,000	SGD	387,204
2.25%, 6/1/21	485,000	SGD	360,647
2.75%, 7/1/23	90,000	SGD	68,811
3.00%, 9/1/24	329,000	SGD	256,180
2.88%, 7/1/29	423,000	SGD	328,701

Total Singapore			1,401,543

South Korea - 4.5%
Korea Treasury Bond
5.75%, 9/10/18, Series 1809	277,720,000	KRW	261,249
3.75%, 6/10/22, Series 2206	334,870,000	KRW	325,390
3.50%, 3/10/24, Series 2403	437,090,000	KRW	424,942

Total South Korea			1,011,581

Thailand - 12.4%
Thailand Government Bond
2.55%, 6/26/20	15,559,000	THB	468,104
1.88%, 6/17/22	23,800,000	THB	690,894
3.63%, 6/16/23	19,113,000	THB	603,307
3.85%, 12/12/25	14,622,000	THB	472,149
4.88%, 6/22/29	15,452,000	THB	543,807

Total Thailand			2,778,261

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $14,310,863)			13,626,872

SUPRANATIONAL BONDS - 10.5%
Asian Development Bank
2.85%, 10/21/20	4,000,000	CNY	571,162
European Investment Bank
7.20%, 7/9/19, Reg S	5,190,000,000	IDR	398,514
International Finance Corp.
8.25%, 6/10/21	41,860,000	INR	701,432
Nordic Investment Bank
3.50%, 1/30/18	945,000	NZD	676,524

TOTAL SUPRANATIONAL BONDS (Cost: $2,558,198)			2,347,632

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Local Debt Fund (ALD)

May 31, 2017

Investments	Principal Amount†	Value
REPURCHASE AGREEMENT - 4.4%

United States - 4.4%
Citigroup, Inc., tri-party repurchase agreement dated 5/31/17 (tri-party custodian: The Bank of New York Mellon Corp.), 0.81% due 6/1/17; Proceeds at maturity - $1,000,023 (fully collateralized by Fannie Mae, 4.50% due 6/1/47, Fannie Mae Interest Strip, 4.00% due 4/1/32, U.S. Treasury Note, 1.63% due 5/15/26 and U.S. Treasury Bond Coupon Strip, 0.00% due 8/15/33; Market value - $1,027,343) (Cost: $1,000,000)	1,000,000	$1,000,000

TOTAL INVESTMENTS IN SECURITIES - 88.0% (Cost: $20,849,972)		19,733,832
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 12.0%		2,689,341

NET ASSETS - 100.0%		$22,423,173

†	Principal amount is reported in U.S. dollars unless otherwise noted.

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
6/21/2017	INR	3,000,000	USD	46,320	$(48)
6/21/2017	USD	285,241	INR	18,535,000	1,237
6/21/2017	USD	301,738	KRW	348,160,000	9,109
6/21/2017	USD	283,964	KRW	327,680,000	8,597
6/21/2017	USD	301,764	KRW	348,160,000	9,082
6/21/2017	USD	555,458	KRW	633,000,000	9,700
6/21/2017	USD	268,336	KRW	300,000,000	(489)
6/21/2017	USD	372,229	TWD	11,492,565	9,698
6/21/2017	USD	350,287	TWD	10,816,532	9,173
6/21/2017	USD	372,229	TWD	11,492,565	9,698
6/21/2017	USD	275,618	TWD	8,365,000	2,372

					$68,129

CURRENCY LEGEND

AUD	Australian dollar

CNY	Chinese yuan

HKD	Hong Kong dollar

IDR	Indonesian rupiah

INR	Indian rupee

KRW	South Korean won

MYR	Malaysian ringgit

NZD	New Zealand dollar

PHP	Philippine peso

SGD	Singapore dollar

THB	Thai baht

TWD	New Taiwan dollar

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2017

Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 30.5%

Federal Home Loan Bank - 0.9%
Federal Home Loan Bank
5.50%, 7/15/36	$150,000	$203,082

Federal Home Loan Mortgage Corporation - 8.8%
2.38%, 1/13/22	197,000	202,142
2.50%, 6/1/32(a)	150,000	151,661
3.00%, 6/1/32(a)	100,000	103,230
4.00%, 5/1/34	193,905	207,065
4.00%, 12/1/43	44,290	46,861
4.50%, 1/1/44	56,971	61,483
3.50%, 1/1/45	79,009	81,708
3.50%, 8/1/45	135,849	140,489
4.00%, 11/1/45	93,327	98,658
3.50%, 5/1/46	44,622	46,146
3.00%, 9/1/46	155,474	156,385
3.00%, 10/1/46	145,172	146,023
3.00%, 11/1/46	122,118	122,834
4.00%, 11/1/46	47,207	49,903
3.50%, 12/1/46	194,853	201,507
3.00%, 2/1/47	24,679	24,824
4.00%, 6/1/47(a)	70,000	73,940
4.50%, 6/1/47(a)	175,000	188,615

Total Federal Home Loan Mortgage Corporation		2,103,474

Federal National Mortgage Association - 11.8%
4.00%, 8/1/18	9,184	9,542
4.00%, 7/1/19	28,997	30,129
5.50%, 10/1/25	87,611	97,550
4.00%, 7/1/26	19,192	20,195
3.50%, 12/1/26	23,132	24,242
2.50%, 8/1/28	29,677	30,218
3.00%, 11/1/28	29,717	30,691
3.00%, 7/1/29	119,780	123,706
2.50%, 6/1/31	45,046	45,555
4.00%, 4/1/32	83,973	89,359
2.50%, 6/1/32(a)	150,000	151,553
3.50%, 6/1/32(a)	125,000	130,869
4.00%, 8/1/34	135,745	144,808
4.50%, 9/1/39	42,481	45,955
3.50%, 6/1/42	57,090	59,255
3.50%, 5/1/43	43,213	44,765
4.00%, 6/1/43	17,279	18,327
3.00%, 8/1/43	74,897	75,730
4.00%, 11/1/43	38,045	40,246
4.50%, 5/1/44	33,504	36,170
4.00%, 9/1/44	141,268	149,390
4.00%, 10/1/44	42,807	45,268
3.50%, 4/1/45	153,183	158,567
3.50%, 2/1/46	94,901	98,110
3.50%, 4/1/46	40,850	42,231
4.00%, 4/1/46	42,037	44,454
3.50%, 5/1/46	221,833	229,333
3.00%, 9/1/46	144,160	145,081
3.00%, 10/1/46	48,462	48,772
4.00%, 10/1/46	47,245	49,962
3.00%, 11/1/46	145,205	146,175
3.50%, 11/1/46	48,351	49,986
3.00%, 1/1/47	197,901	199,165
3.00%, 6/1/47(a)	50,000	50,279
4.00%, 6/1/47(a)	25,000	26,416
4.50%, 6/1/47(a)	100,000	107,842

Total Federal National Mortgage Association		2,839,896

Government National Mortgage Association - 9.0%
5.00%, 2/20/43	76,910	84,151
5.00%, 4/20/44	171,558	185,494
3.50%, 7/20/44	253,527	265,079
4.00%, 7/20/44	121,485	128,769
5.00%, 7/20/44	33,070	35,726
3.50%, 8/20/44	312,945	327,205
5.00%, 8/20/44	30,496	32,973
3.00%, 12/20/45	310,002	316,407
3.00%, 8/20/46	70,966	72,432
3.50%, 9/20/46	280,515	293,048
4.00%, 12/20/46	106,919	113,330
3.00%, 6/1/47(a)	150,000	152,912
4.00%, 6/1/47(a)	150,000	158,777

Total Government National Mortgage Association		2,166,303

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $7,234,462)		7,312,755

U.S. GOVERNMENT OBLIGATIONS - 33.3%

U.S. Treasury Bonds - 6.8%
U.S. Treasury Bond
6.88%, 8/15/25	401,000	546,433
4.50%, 2/15/36	50,000	64,831
3.50%, 2/15/39	20,000	22,652
2.50%, 5/15/46	1,075,000	996,223
2.25%, 8/15/46	5,000	4,382

Total U.S. Treasury Bonds		1,634,521

U.S. Treasury Notes - 26.5%
U.S. Treasury Note
0.88%, 1/15/18	680,000	678,847
1.63%, 12/31/19	2,650,000	2,667,599
2.63%, 11/15/20	300,000	310,887
3.63%, 2/15/21	300,000	322,096
1.75%, 5/15/22	30,000	29,994
1.63%, 11/15/22	772,000	763,767
2.00%, 2/15/25	250,000	248,457
2.00%, 8/15/25	200,000	198,070
1.50%, 8/15/26	1,200,000	1,131,469

Total U.S. Treasury Notes		6,351,186

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $7,866,364)		7,985,707

CORPORATE BONDS - 25.4%

United States - 25.4%
21st Century Fox America, Inc.
6.65%, 11/15/37	49,000	63,252
AbbVie, Inc.
3.60%, 5/14/25	61,000	62,541
Allergan Funding SCS
3.45%, 3/15/22	100,000	103,809
Altria Group, Inc.
2.85%, 8/9/22	100,000	101,902

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2017

Investments in Long Securities	Principal Amount	Value
American International Group, Inc.
4.88%, 6/1/22	$66,000	$72,684
Amgen, Inc.
4.66%, 6/15/51	88,000	91,196
Anthem, Inc.
4.65%, 1/15/43	69,000	73,623
AT&T, Inc.
3.80%, 3/15/22	52,000	54,223
4.35%, 6/15/45	52,000	47,192
Bank of America Corp.
2.60%, 1/15/19	192,000	193,898
Burlington Northern Santa Fe LLC
4.70%, 10/1/19	51,500	55,038
Capital One Financial Corp.
2.45%, 4/24/19	101,000	101,658
Citigroup, Inc.
2.70%, 3/30/21	100,000	100,887
5.50%, 9/13/25	80,000	89,559
Comcast Corp.
6.45%, 3/15/37	54,000	71,215
ConocoPhillips
6.50%, 2/1/39	80,000	104,064
CVS Health Corp.
4.88%, 7/20/35	100,000	110,519
Dow Chemical Co. (The)
4.25%, 11/15/20	125,000	133,065
Duke Energy Florida LLC
6.40%, 6/15/38	45,500	62,184
Energy Transfer L.P.
4.65%, 6/1/21	100,000	106,707
Enterprise Products Operating LLC
3.35%, 3/15/23	187,000	192,994
Ford Motor Co.
4.75%, 1/15/43	102,000	96,444
General Motors Financial Co., Inc.
4.00%, 1/15/25	80,000	80,645
Gilead Sciences, Inc.
3.65%, 3/1/26	100,000	103,127
Goldman Sachs Group, Inc. (The)
7.50%, 2/15/19	133,000	145,092
6.00%, 6/15/20, Series D	100,000	110,870
International Lease Finance Corp.
5.88%, 8/15/22	80,000	90,991
International Paper Co.
4.75%, 2/15/22	101,000	110,969
JPMorgan Chase & Co.
4.25%, 10/15/20	100,000	106,495
3.20%, 1/25/23	150,000	153,163
5.50%, 10/15/40	37,000	44,769
Kinder Morgan Energy Partners L.P.
5.50%, 3/1/44	99,000	104,169
Kraft Heinz Foods Co.
5.38%, 2/10/20	100,000	108,882
3.50%, 6/6/22	150,000	155,774
Laboratory Corp. of America Holdings
3.20%, 2/1/22	75,000	76,553
MetLife, Inc.
3.60%, 11/13/25(b)	100,000	104,573
Monsanto Co.
2.75%, 7/15/21	100,000	101,866
Morgan Stanley
4.88%, 11/1/22	100,000	109,164
NextEra Energy Capital Holdings, Inc.
6.00%, 3/1/19	100,000	106,893
Oncor Electric Delivery Co. LLC
7.00%, 9/1/22	115,000	139,664
Pacific Gas & Electric Co.
4.25%, 5/15/21	150,000	160,399
PepsiCo, Inc.
4.50%, 1/15/20(b)	150,000	160,623
Pfizer, Inc.
7.20%, 3/15/39	95,000	139,595
Philip Morris International, Inc.
4.88%, 11/15/43	89,000	98,967
Plains All American Pipeline L.P.
3.65%, 6/1/22	172,500	177,007
Prudential Financial, Inc.
6.63%, 12/1/37, Series D	78,000	104,180
Public Service Electric & Gas Co.
2.38%, 5/15/23	125,000	124,758
Simon Property Group L.P.
4.38%, 3/1/21	100,000	106,923
Southern California Edison Co.
4.65%, 10/1/43	79,000	89,790
Time Warner Cable LLC
6.75%, 6/15/39	47,500	58,425
Time Warner, Inc.
7.63%, 4/15/31	30,000	41,629
UnitedHealth Group, Inc.
3.10%, 3/15/26	100,000	101,136
Verizon Communications, Inc.
5.15%, 9/15/23	120,000	134,433
Wal-Mart Stores, Inc.
6.20%, 4/15/38	210,000	282,379
Wells Fargo & Co.
4.13%, 8/15/23	100,000	106,172
Wyndham Worldwide Corp.
4.25%, 3/1/22	75,000	79,295
Xerox Corp.
4.07%, 3/17/22(c)	71,000	73,481

TOTAL CORPORATE BONDS (Cost: $5,973,085)		6,081,505

FOREIGN CORPORATE BONDS - 4.2%

Belgium - 1.1%
Anheuser-Busch InBev Finance, Inc.
2.65%, 2/1/21	100,000	101,632
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 1/15/20	151,000	164,373

Total Belgium		266,005

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2017

Investments in Long Securities	Principal Amount	Value
Canada - 0.2%
Nexen Energy ULC
6.40%, 5/15/37	$42,000	$53,579

Colombia - 0.5%
Ecopetrol S.A.
5.88%, 9/18/23	100,000	109,640

Mexico - 1.1%
America Movil S.A.B. de C.V.
5.00%, 3/30/20	150,000	161,540
Petroleos Mexicanos
6.00%, 3/5/20(b)	105,000	113,754

Total Mexico		275,294

Netherlands - 0.4%
Shell International Finance B.V.
5.50%, 3/25/40(b)	79,000	95,901

Norway - 0.4%
Statoil ASA
2.45%, 1/17/23	100,000	99,675

United Kingdom - 0.5%
HSBC Holdings PLC
5.10%, 4/5/21	101,000	110,541

TOTAL FOREIGN CORPORATE BONDS (Cost: $995,454)		1,010,635

FOREIGN GOVERNMENT OBLIGATIONS - 1.4%

Colombia - 0.5%
Colombia Government International Bond
11.75%, 2/25/20	100,000	125,250

Italy - 0.4%
Republic of Italy Government International Bond
5.38%, 6/15/33	86,000	97,759

Mexico - 0.5%
Mexico Government International Bond
4.00%, 10/2/23	113,000	118,209

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $342,853)		341,218

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.0%

United States - 4.0%
CFCRE Commercial Mortgage Trust
3.83%, 12/15/47, Series 2011-C2, Class A4	95,175	100,392
Citigroup Commercial Mortgage Trust
1.99%, 4/10/46, Series 2013-GC11, Class A2	35,000	35,126
COMM Mortgage Trust
3.60%, 5/10/47, Series 2014-CR17, Class ASB	55,000	58,039
2.87%, 2/10/48, Series 2015-DC1, Class A2	80,000	81,473
JPMBB Commercial Mortgage Securities Trust
4.08%, 2/15/47, Series 2014-C18, Class A5	50,000	53,860
JPMorgan Chase Commercial Mortgage Securities Trust
2.67%, 1/15/46, Series 2013-C13, Class A2	75,000	75,882
Morgan Stanley Bank of America Merrill Lynch Trust
3.10%, 5/15/46, Series 2013-C9, Class A4	105,000	107,574
UBS Commercial Mortgage Trust
3.00%, 5/10/45, Series 2012-C1, Class AAB	240,624	246,026
WFRBS Commercial Mortgage Trust
4.02%, 12/15/46, Series 2013-C17, Class A4	100,000	107,568
2.90%, 3/15/47, Series 2014-C19, Class A2	100,000	101,734

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $962,399)		967,674

MUNICIPAL BOND - 0.8%

United States - 0.8%
State of California
7.55%, 4/1/39 (Cost: $174,661)	120,000	181,404

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%

United States - 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.78%(d) (Cost: $256,885)(e)	256,885	256,885

TOTAL INVESTMENTS IN LONG SECURITIES
BEFORE SECURITIES SOLD SHORT - 100.7% (Cost: $23,806,163)		24,137,783

Securities Sold Short	Principal Amount
U.S. GOVERNMENT AGENCIES SOLD SHORT - (1.3)%
Government National Mortgage Association - (1.3)%
3.50%, 6/1/47(a)
(Proceeds: $310,688)	$(300,000)	(313,008)

Cash and Other Assets in Excess of Liabilities - 0.6%		147,391

NET ASSETS - 100.0%		$23,972,166

(a)	To-be-announced (“TBA”) security (See Note 2).
(b)	Security, or portion thereof, was on loan at May 31, 2017 (See Note 2).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2017

(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Rate shown represents annualized 7-day yield as of May 31, 2017.
(e)	At May 31, 2017, the total market value of the Fund’s securities on loan was $249,854 and the total market value of the collateral held by the Fund was $256,885.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS

Short Exposure	Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	15	$(3,247,266)	Sep-17	$(707)
5 Year U.S. Treasury Note	105	(12,422,813)	Sep-17	(24,945)
U.S. Treasury Ultra Long Term Bond	13	(2,146,625)	Sep-17	(29,047)
Ultra 10 Year U.S. Treasury Note	33	(4,479,234)	Sep-17	(13,586)

				$(68,285)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

May 31, 2017

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 29.4%

Federal Home Loan Bank - 0.8%
Federal Home Loan Bank
5.50%, 7/15/36	$100,000	$135,388

Federal Home Loan Mortgage Corporation - 8.0%
2.50%, 6/1/32(a)	125,000	126,384
3.00%, 6/1/32(a)	75,000	77,423
3.50%, 12/1/33	106,011	111,460
4.00%, 6/1/34	33,291	35,551
4.00%, 12/1/43	44,290	46,861
4.50%, 4/1/44	44,546	48,074
4.00%, 11/1/45	93,327	98,657
3.50%, 4/1/46	109,010	112,733
3.50%, 5/1/46	44,622	46,146
3.00%, 6/1/46	46,841	47,116
3.00%, 11/1/46	146,542	147,401
3.50%, 12/1/46	170,496	176,319
3.00%, 3/1/47	123,711	124,437
4.00%, 6/1/47(a)	40,000	42,252
4.50%, 6/1/47(a)	135,000	145,503

Total Federal Home Loan Mortgage Corporation		1,386,317

Federal National Mortgage Association - 12.9%
4.00%, 7/1/19	15,092	15,681
2.13%, 4/24/26	200,000	195,301
4.00%, 7/1/26	19,192	20,195
3.50%, 12/1/26	23,132	24,242
2.50%, 8/1/28	29,677	30,218
3.00%, 11/1/28	29,717	30,691
3.00%, 7/1/29	59,890	61,853
2.50%, 6/1/31	45,046	45,555
2.50%, 6/1/32(a)	65,000	65,673
3.00%, 6/1/32(a)	25,000	25,794
3.50%, 6/1/32(a)	95,000	99,461
4.00%, 8/1/34	60,451	64,486
3.50%, 2/1/35	73,050	76,510
4.50%, 2/1/41	48,810	52,851
4.50%, 10/1/41	53,573	58,025
3.50%, 6/1/42	57,090	59,255
3.50%, 5/1/43	43,213	44,765
4.00%, 6/1/43	17,279	18,327
3.00%, 8/1/43	74,897	75,730
4.00%, 11/1/43	38,045	40,246
4.50%, 5/1/44	33,504	36,170
4.00%, 9/1/44	94,390	99,816
4.00%, 10/1/44	42,807	45,268
3.50%, 2/1/46	127,910	132,235
3.50%, 4/1/46	40,850	42,231
4.00%, 4/1/46	42,037	44,454
3.50%, 5/1/46	44,367	45,867
3.50%, 6/1/46	89,407	92,430
3.00%, 9/1/46	144,160	145,081
3.00%, 10/1/46	73,193	73,712
4.00%, 10/1/46	47,245	49,962
3.00%, 11/1/46	145,205	146,175
3.50%, 11/1/46	96,703	99,972
3.00%, 6/1/47(a)	45,000	45,251
4.00%, 6/1/47(a)	25,000	26,416

Total Federal National Mortgage Association		2,229,899

Government National Mortgage Association - 7.7%
5.00%, 2/20/43	76,910	84,151
3.50%, 3/20/43	86,812	90,873
5.00%, 12/20/43	124,433	134,426
3.50%, 8/20/44	156,473	163,603
5.00%, 8/20/44	64,414	69,646
3.50%, 7/20/45	54,942	57,397
3.50%, 9/20/45	49,358	51,563
3.00%, 12/20/45	171,428	174,970
4.00%, 12/20/45	90,487	95,912
3.00%, 3/20/46	104,617	106,778
4.00%, 4/20/46	64,026	67,865
3.00%, 9/20/46	44,307	45,223
3.00%, 10/20/46	48,665	49,670
4.00%, 12/20/46	33,747	35,771
3.50%, 6/1/47(a)	100,000	104,336

Total Government National Mortgage Association		1,332,184

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $5,026,511)		5,083,788

U.S. GOVERNMENT OBLIGATIONS - 32.4%

U.S. Treasury Bonds - 10.6%
U.S. Treasury Bond
6.88%, 8/15/25	725,000	987,940
4.50%, 2/15/36	165,000	213,943
2.50%, 5/15/46	675,000	625,535

Total U.S. Treasury Bonds		1,827,418

U.S. Treasury Notes - 21.8%
U.S. Treasury Note
1.38%, 9/30/18	400,000	400,859
1.50%, 12/31/18	500,000	502,031
1.75%, 9/30/19	200,000	201,969
1.63%, 12/31/19	950,000	956,309
1.38%, 1/31/21	700,000	694,873
1.38%, 4/30/21	300,000	297,241
2.00%, 11/15/21	50,000	50,663
1.63%, 11/15/22	200,000	197,867
2.25%, 11/15/25	50,000	50,408
1.50%, 8/15/26	300,000	282,867
2.00%, 11/15/26	140,000	137,673

Total U.S. Treasury Notes		3,772,760

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $5,538,592)		5,600,178

CORPORATE BONDS - 25.0%

United States - 25.0%
21st Century Fox America, Inc.
6.65%, 11/15/37	71,000	91,650
Abbott Laboratories
3.40%, 11/30/23	50,000	51,227
AbbVie, Inc.
3.60%, 5/14/25	50,000	51,263
Altria Group, Inc.
4.75%, 5/5/21	75,000	82,106

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

May 31, 2017

Investments	Principal Amount	Value
American International Group, Inc.
4.88%, 6/1/22	$101,000	$111,229
Amgen, Inc.
4.66%, 6/15/51	67,000	69,433
Anthem, Inc.
4.65%, 1/15/43	63,000	67,221
AT&T, Inc.
3.80%, 3/15/22	59,000	61,523
4.35%, 6/15/45	73,000	66,251
Bank of America Corp.
2.60%, 1/15/19	193,000	194,907
Burlington Northern Santa Fe LLC
4.70%, 10/1/19	95,500	102,060
Citigroup, Inc.
2.65%, 10/26/20	30,000	30,319
4.75%, 5/18/46	75,000	77,339
Comcast Corp.
6.45%, 3/15/37	90,000	118,692
ConocoPhillips
6.50%, 2/1/39	75,000	97,560
Dow Chemical Co. (The)
4.25%, 11/15/20	105,000	111,775
Duke Energy Florida LLC
6.40%, 6/15/38	33,500	45,784
Enterprise Products Operating LLC
3.35%, 3/15/23	135,000	139,327
Ford Motor Co.
4.75%, 1/15/43	76,000	71,860
General Motors Financial Co., Inc.
4.30%, 7/13/25	85,000	86,259
Gilead Sciences, Inc.
4.50%, 4/1/21	100,000	108,190
Goldman Sachs Group, Inc. (The)
7.50%, 2/15/19	140,000	152,728
6.00%, 6/15/20, Series D	50,000	55,435
International Lease Finance Corp.
5.88%, 8/15/22	100,000	113,739
International Paper Co.
3.80%, 1/15/26	95,000	98,509
JPMorgan Chase & Co.
4.95%, 3/25/20	25,000	26,933
4.25%, 10/15/20	75,000	79,871
3.20%, 1/25/23	128,000	130,699
Kinder Morgan Energy Partners L.P.
5.50%, 3/1/44	63,000	66,290
Kraft Heinz Foods Co.
3.50%, 6/6/22	100,000	103,849
Laboratory Corp. of America Holdings
3.20%, 2/1/22	50,000	51,035
Monsanto Co.
2.75%, 7/15/21	100,000	101,866
NextEra Energy Capital Holdings, Inc.
6.00%, 3/1/19	100,000	106,893
Oncor Electric Delivery Co. LLC
7.00%, 9/1/22	120,000	145,737
Pacific Gas & Electric Co.
4.25%, 5/15/21	100,000	106,933
Pfizer, Inc.
7.20%, 3/15/39	32,000	47,021
Philip Morris International, Inc.
4.88%, 11/15/43	87,000	96,743
Plains All American Pipeline L.P.
3.65%, 6/1/22	157,500	161,615
Simon Property Group L.P.
3.38%, 10/1/24(b)	104,000	105,964
Southern California Edison Co.
4.65%, 10/1/43	52,000	59,102
Time Warner Cable LLC
6.75%, 6/15/39	54,500	67,035
Time Warner, Inc.
7.63%, 4/15/31	20,000	27,753
UnitedHealth Group, Inc.
2.75%, 2/15/23	100,000	101,285
Verizon Communications, Inc.
5.15%, 9/15/23	150,000	168,041
Wal-Mart Stores, Inc.
6.20%, 4/15/38	57,000	76,646
Wells Fargo & Co.
4.13%, 8/15/23	75,000	79,629
4.90%, 11/17/45	50,000	53,924
Wyndham Worldwide Corp.
4.25%, 3/1/22	50,000	52,864
Xerox Corp.
4.07%, 3/17/22(c)	43,000	44,502

TOTAL CORPORATE BONDS (Cost: $4,212,501)		4,318,616

FOREIGN CORPORATE BONDS - 4.1%

Belgium - 1.2%
Anheuser-Busch InBev Finance, Inc.
2.65%, 2/1/21	50,000	50,816
3.30%, 2/1/23	25,000	25,797
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 1/15/20	121,000	131,716

Total Belgium		208,329

Canada - 0.5%
Nexen Energy ULC
6.40%, 5/15/37	63,000	80,368

Mexico - 1.2%
America Movil S.A.B. de C.V.
5.00%, 3/30/20	100,000	107,694
Petroleos Mexicanos
6.00%, 3/5/20(b)	96,000	104,003

Total Mexico		211,697

Netherlands - 0.6%
Shell International Finance B.V.
4.38%, 3/25/20	100,000	106,871

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

May 31, 2017

Investments	Principal Amount	Value
United Kingdom - 0.6%
HSBC Holdings PLC
5.10%, 4/5/21	$96,000	$105,069

TOTAL FOREIGN CORPORATE BONDS (Cost: $700,304)		712,334

FOREIGN GOVERNMENT OBLIGATIONS - 1.7%

Colombia - 0.5%
Colombia Government International Bond
11.75%, 2/25/20	75,000	93,938

Italy - 0.4%
Republic of Italy Government International Bond
5.38%, 6/15/33	56,000	63,657

Mexico - 0.8%
Mexico Government International Bond
4.00%, 10/2/23	131,000	137,039

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $291,503)		294,634

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.3%

United States - 3.3%
Citigroup Commercial Mortgage Trust
1.99%, 4/10/46, Series 2013- GC11, Class A2	10,000	10,036
COMM Mortgage Trust
3.60%, 5/10/47, Series 2014-CR17, Class ASB	35,000	36,934
3.08%, 2/10/48, Series 2015-DC1, Class A4	100,000	100,996
JPMBB Commercial Mortgage Securities Trust
3.05%, 4/15/47, Series 2014-C19, Class A2	120,000	122,727
JPMorgan Chase Commercial Mortgage Securities Trust
2.67%, 1/15/46, Series 2013-C13, Class A2	30,000	30,353
Morgan Stanley Bank of America Merrill Lynch Trust
3.53%, 12/15/47, Series 2014-C19, Class A4	25,000	26,083
3.07%, 2/15/48, Series 2015-C20, Class ASB	110,000	113,355
WFRBS Commercial Mortgage Trust
4.02%, 12/15/46, Series 2013-C17, Class A4	120,000	129,082

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $567,660)		569,566

MUNICIPAL BOND - 0.8%

United States - 0.8%
State of California
7.55%, 4/1/39 (Cost: $136,564)	95,000	143,612

ASSET-BACKED SECURITIES - 0.5%

United States - 0.5%
Ford Credit Auto Owner Trust
1.22%, 3/15/21, Series 2016-C, Class A3	50,000	49,710
Honda Auto Receivables Owner Trust
1.21%, 12/18/20, Series 2016-4, Class A3	40,000	39,769

TOTAL ASSET-BACKED SECURITIES (Cost: $89,382)		89,479

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%

United States - 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.78%(d) (Cost: $156,715)(e)	156,715	156,715

TOTAL INVESTMENTS IN SECURITIES - 98.1% (Cost: $16,719,732)		16,968,922
Cash and Other Assets in Excess of Liabilities - 1.9%		334,523

NET ASSETS - 100.0%		$17,303,445

(a)	To-be-announced (“TBA”) security (See Note 2).
(b)	Security, or portion thereof, was on loan at May 31, 2017 (See Note 2).
(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Rate shown represents annualized 7-day yield as of May 31, 2017.
(e)	At May 31, 2017, the total market value of the Fund’s securities on loan was $152,265 and the total market value of the collateral held by the Fund was $156,715.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

May 31, 2017

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS

Short Exposure	Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury Note	13	$(1,538,062)	Sep-17	$(3,149)
U.S. Treasury Ultra Long Term Bond	24	(3,963,000)	Sep-17	(53,625)
Ultra 10 Year U.S. Treasury Note	90	(12,216,094)	Sep-17	(80,859)

				$(137,633)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2017

Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 25.4%
Federal Home Loan Bank - 0.3%
Federal Home Loan Bank
5.50%, 7/15/36	$280,000	$379,086

Federal Home Loan Mortgage Corporation - 9.4%
6.75%, 9/15/29, Series GDIF	200,000	284,669
6.25%, 7/15/32	325,000	463,070
5.00%, 6/1/37	4,884	5,380
3.47%, 11/15/38(a)	120,000	57,385
5.50%, 2/1/40	17,759	19,738
4.00%, 11/1/40	31,847	33,784
5.50%, 6/1/41	533,356	592,732
5.00%, 7/1/41	15,984	17,544
3.00%, 2/1/44	316,044	319,004
3.50%, 5/1/44	141,060	146,009
4.50%, 5/1/44	29,596	31,940
3.50%, 7/1/44	148,162	153,467
4.50%, 7/1/44	349,565	377,250
3.50%, 10/1/44	50,598	52,358
3.50%, 1/1/45	144,586	149,523
4.00%, 3/1/45	31,759	33,573
3.00%, 4/1/45	40,792	41,031
3.00%, 5/1/45	165,662	166,633
3.50%, 6/1/45	149,413	154,516
4.00%, 6/1/45	140,068	148,067
3.00%, 7/1/45	42,501	42,750
3.00%, 8/1/45	170,855	171,857
3.50%, 8/1/45	456,543	472,134
4.00%, 9/1/45	275,361	291,088
4.00%, 10/1/45	305,874	323,344
3.50%, 11/1/45	158,515	163,929
4.00%, 11/1/45	227,138	240,110
3.00%, 12/1/45	171,313	172,317
3.50%, 4/1/46	479,646	496,026
3.50%, 5/1/46	223,110	230,729
3.00%, 6/1/46	187,365	188,464
3.00%, 9/1/46	479,723	482,537
3.50%, 10/1/46	148,699	153,777
3.00%, 11/1/46	812,373	817,137
4.00%, 11/1/46	94,413	99,806
3.00%, 12/1/46	294,526	296,254
3.50%, 12/1/46	978,330	1,011,741
3.00%, 2/1/47	296,151	297,889
4.00%, 2/1/47	391,813	414,190
2.50%, 6/1/47(b)	50,000	48,587
3.00%, 6/1/47(b)	700,000	703,541
3.50%, 6/1/47(b)	725,000	749,044
4.00%, 6/1/47(b)	675,000	712,801
4.50%, 6/1/47(b)	475,000	511,859
5.00%, 6/1/47(b)	400,000	438,602

Total Federal Home Loan Mortgage Corporation		12,778,186

Federal National Mortgage Association - 14.9%
7.13%, 1/15/30	390,000	574,169
7.25%, 5/15/30	400,000	597,497
5.63%, 7/15/37	170,000	233,741
5.00%, 5/1/38	27,307	30,012
5.50%, 6/1/38	223,401	249,629
5.50%, 11/1/38	5,576	6,237
5.50%, 10/1/39	241,403	270,125
5.50%, 4/1/40	30,219	33,943
4.50%, 2/1/41	163,377	176,902
5.50%, 9/1/41	122,388	136,774
4.00%, 12/1/42	258,963	274,705
2.50%, 3/1/43	34,535	33,705
3.50%, 5/1/43	86,426	89,530
4.00%, 6/1/43	241,913	256,583
3.00%, 7/1/43	42,731	43,209
4.00%, 8/1/43	127,945	135,401
4.00%, 9/1/43	340,914	360,972
4.50%, 9/1/43	59,600	64,522
3.50%, 10/1/43	493,654	511,097
4.00%, 5/1/44	28,880	30,540
4.50%, 5/1/44	352,653	380,720
4.00%, 7/1/44	33,597	35,529
4.00%, 8/1/44	161,841	171,145
4.00%, 10/1/44	245,428	259,538
4.00%, 11/1/44	26,218	27,725
3.00%, 1/1/45	17,024	17,157
4.00%, 2/1/45	141,133	149,247
3.00%, 4/1/45	409,865	412,901
3.00%, 5/1/45	143,510	144,537
3.50%, 6/1/45	164,403	169,962
3.50%, 7/1/45	80,210	82,922
3.50%, 9/1/45	379,258	392,081
4.00%, 9/1/45	181,260	191,680
3.00%, 10/1/45	169,116	170,258
3.50%, 10/1/45	302,500	312,728
3.00%, 11/1/45	163,301	164,363
3.50%, 11/1/45	167,887	173,564
3.00%, 12/1/45	166,956	168,023
3.50%, 12/1/45	463,714	479,394
3.00%, 2/1/46	371,640	374,013
3.50%, 4/1/46	919,115	950,191
4.00%, 4/1/46	252,222	266,722
3.50%, 5/1/46	88,733	91,733
3.00%, 6/1/46	157,501	158,507
3.50%, 6/1/46	366,321	378,707
3.50%, 7/1/46	834,501	862,718
2.50%, 8/1/46	24,832	24,135
2.50%, 9/1/46	24,567	23,878
3.00%, 9/1/46	288,322	290,163
3.00%, 10/1/46	1,149,148	1,156,611
4.00%, 10/1/46	283,473	299,770
3.00%, 11/1/46	969,081	975,528
3.50%, 11/1/46	290,108	299,917
3.00%, 12/1/46	343,782	345,978
4.00%, 12/1/46	343,490	363,237
3.00%, 2/1/47	345,372	347,579
3.50%, 2/1/47	326,480	337,519
3.00%, 4/1/47	396,514	399,048
2.50%, 6/1/47(b)	50,000	48,552
3.00%, 6/1/47(b)	275,000	276,536
3.50%, 6/1/47(b)	875,000	903,873
4.00%, 6/1/47(b)	1,125,000	1,188,724
4.50%, 6/1/47(b)	900,000	970,448
5.00%, 6/1/47(b)	650,000	714,759
5.50%, 6/1/47(b)	225,000	250,796

Total Federal National Mortgage Association		20,312,409

Tennessee Valley Authority - 0.8%
7.13%, 5/1/30	100,000	146,324

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2017

Investments in Long Securities	Principal Amount	Value
5.88%, 4/1/36	$200,000	$273,900
6.15%, 1/15/38	100,000	143,607
5.25%, 9/15/39	432,000	567,215

Total Tennessee Valley Authority		1,131,046

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $34,521,589)		34,600,727

U.S. GOVERNMENT OBLIGATIONS - 16.0%

U.S. Treasury Bonds - 2.1%
U.S. Treasury Bond
8.75%, 5/15/20	380,000	460,268
8.13%, 5/15/21	1,250,000	1,559,961
7.25%, 8/15/22	700,000	888,904

Total U.S. Treasury Bonds		2,909,133

U.S. Treasury Notes - 13.9%
U.S. Treasury Note
1.50%, 5/31/19	5,960,000	5,986,194
2.13%, 1/31/21	2,590,000	2,640,181
2.00%, 2/28/21	2,910,000	2,954,558
1.63%, 11/15/22	150,000	148,400
2.13%, 12/31/22	800,000	811,563
1.75%, 5/15/23	500,000	495,742
2.50%, 8/15/23	4,379,000	4,525,508
2.25%, 2/15/27	1,300,000	1,305,027

Total U.S. Treasury Notes		18,867,173

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $21,835,323)		21,776,306

CORPORATE BONDS - 39.8%

United States - 39.8%
21st Century Fox America, Inc.
3.70%, 9/15/24	50,000	51,948
6.20%, 12/15/34	100,000	123,048
4.75%, 9/15/44	120,000	124,239
Abbott Laboratories
3.40%, 11/30/23	241,000	246,916
5.30%, 5/27/40	250,000	278,665
AbbVie, Inc.
2.90%, 11/6/22	330,000	333,959
2.85%, 5/14/23	150,000	150,015
4.50%, 5/14/35	100,000	103,457
4.45%, 5/14/46	200,000	200,801
Adobe Systems, Inc.
3.25%, 2/1/25	30,000	30,935
Aetna, Inc.
2.75%, 11/15/22	200,000	201,803
Air Lease Corp.
4.25%, 9/15/24	80,000	84,499
Allergan Funding SCS
3.45%, 3/15/22	100,000	103,809
4.55%, 3/15/35	100,000	103,990
4.75%, 3/15/45	100,000	106,128
Altria Group, Inc.
4.00%, 1/31/24	100,000	107,151
Amazon.com, Inc.
4.80%, 12/5/34	150,000	172,371
Ameren Corp.
3.65%, 2/15/26	50,000	51,394
American Airlines Pass Through Trust
3.38%, 5/1/27, Series 2015-1, Class A	58,755	58,755
American Electric Power Co., Inc.
2.95%, 12/15/22, Series F	55,000	56,254
American International Group, Inc.
3.30%, 3/1/21	100,000	103,089
4.13%, 2/15/24	100,000	105,930
3.90%, 4/1/26	100,000	103,657
3.88%, 1/15/35	193,000	185,697
4.50%, 7/16/44	100,000	102,609
American Tower Corp.
3.30%, 2/15/21	120,000	123,316
3.38%, 10/15/26	150,000	147,962
Ameriprise Financial, Inc.
2.88%, 9/15/26	170,000	166,085
Amgen, Inc.
3.13%, 5/1/25	145,000	146,247
4.40%, 5/1/45	160,000	162,463
Amphenol Corp.
2.20%, 4/1/20	150,000	150,792
Anadarko Petroleum Corp.
6.45%, 9/15/36	130,000	155,212
7.95%, 6/15/39	100,000	132,306
Analog Devices, Inc.
2.88%, 6/1/23	28,000	28,113
Anthem, Inc.
3.13%, 5/15/22	80,000	82,059
6.38%, 6/15/37	200,000	253,778
Aon PLC
3.88%, 12/15/25	175,000	181,995
Apache Corp.
2.63%, 1/15/23	100,000	98,916
5.10%, 9/1/40	100,000	105,830
Appalachian Power Co.
7.00%, 4/1/38	80,000	110,406
Apple, Inc.
4.50%, 2/23/36	250,000	279,069
Archer-Daniels-Midland Co.
2.50%, 8/11/26	160,000	154,771
AT&T, Inc.
2.45%, 6/30/20	250,000	251,270
3.95%, 1/15/25	310,000	316,998
3.40%, 5/15/25	345,000	339,945
4.50%, 5/15/35	440,000	427,704
6.38%, 3/1/41	450,000	526,753
4.75%, 5/15/46	155,000	149,883
Autodesk, Inc.
4.38%, 6/15/25	25,000	26,579
AutoZone, Inc.
3.13%, 7/15/23	50,000	50,569
3.25%, 4/15/25	50,000	49,908
AvalonBay Communities, Inc.
2.95%, 9/15/22	100,000	101,600
Baltimore Gas & Electric Co.
2.40%, 8/15/26	190,000	180,931
Bank of America Corp.
2.25%, 4/21/20, Series L	100,000	100,099
5.70%, 1/24/22	300,000	339,758
4.00%, 4/1/24	100,000	105,159
3.95%, 4/21/25, Series L	450,000	458,398
4.45%, 3/3/26	50,000	52,352

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2017

Investments in Long Securities	Principal Amount	Value
3.82%, 1/20/28(c)	$100,000	$101,639
6.11%, 1/29/37	300,000	361,887
5.88%, 2/7/42	200,000	250,970
Baxalta, Inc.
2.88%, 6/23/20	210,000	213,879
Baxter International, Inc.
2.60%, 8/15/26	190,000	181,722
Becton Dickinson and Co.
3.13%, 11/8/21	250,000	254,169
Berkshire Hathaway Energy Co.
3.75%, 11/15/23	125,000	132,272
Berkshire Hathaway, Inc.
4.50%, 2/11/43	250,000	275,786
Boeing Co. (The)
2.85%, 10/30/24	35,000	35,642
2.25%, 6/15/26	50,000	48,085
Boston Properties L.P.
4.13%, 5/15/21	175,000	186,025
Boston Scientific Corp.
3.85%, 5/15/25	300,000	310,077
Brixmor Operating Partnership L.P.
3.25%, 9/15/23	190,000	188,148
Broadcom Corp.
3.63%, 1/15/24(d)	100,000	101,994
Burlington Northern Santa Fe LLC
3.75%, 4/1/24	50,000	53,367
3.00%, 4/1/25	50,000	50,837
3.65%, 9/1/25	120,000	127,284
Capital One Financial Corp.
3.75%, 4/24/24	100,000	102,580
3.20%, 2/5/25	145,000	143,016
Caterpillar Financial Services Corp.
2.40%, 8/9/26	190,000	183,170
CBRE Services, Inc.
4.88%, 3/1/26	35,000	37,593
CBS Corp.
3.50%, 1/15/25	150,000	151,271
4.00%, 1/15/26	50,000	51,934
Celgene Corp.
3.88%, 8/15/25	320,000	335,286
5.00%, 8/15/45	100,000	109,810
CenterPoint Energy Houston Electric LLC
2.40%, 9/1/26, Series Z	90,000	86,352
Charter Communications Operating LLC
4.91%, 7/23/25	350,000	380,506
6.48%, 10/23/45	100,000	120,110
Chubb INA Holdings, Inc.
2.88%, 11/3/22	200,000	204,421
Cigna Corp.
3.25%, 4/15/25	50,000	50,469
Cisco Systems, Inc.
2.20%, 9/20/23	100,000	98,381
2.95%, 2/28/26	200,000	201,381
Citigroup, Inc.
4.50%, 1/14/22	295,000	318,195
4.05%, 7/30/22	72,000	75,616
3.30%, 4/27/25	200,000	200,411
4.13%, 7/25/28	150,000	152,691
8.13%, 7/15/39	220,000	332,815
Comcast Corp.
2.75%, 3/1/23	50,000	50,739
3.15%, 3/1/26	245,000	247,130
4.20%, 8/15/34	100,000	105,717
6.45%, 3/15/37	180,000	237,383
6.95%, 8/15/37	100,000	139,465
ConocoPhillips
6.50%, 2/1/39	230,000	299,185
ConocoPhillips Co.
2.40%, 12/15/22	160,000	158,668
Consolidated Edison Co. of New York, Inc.
6.75%, 4/1/38, Series 08-B	25,000	34,843
Continental Airlines Pass Through Trust
4.00%, 10/29/24, Series 2012-2, Class A	28,781	30,112
CSX Corp.
3.35%, 11/1/25	30,000	30,836
3.25%, 6/1/27	280,000	284,103
4.10%, 3/15/44	60,000	61,245
CVS Health Corp.
4.00%, 12/5/23	50,000	52,976
3.88%, 7/20/25	178,000	186,976
4.88%, 7/20/35	50,000	55,260
DDR Corp.
3.63%, 2/1/25	50,000	47,816
Dell International LLC
3.48%, 6/1/19(d)	100,000	102,432
4.42%, 6/15/21(d)	280,000	295,333
6.02%, 6/15/26(d)	80,000	88,459
Delta Air Lines, Inc.
2.88%, 3/13/20	150,000	152,224
Devon Energy Corp.
3.25%, 5/15/22	89,000	90,076
5.60%, 7/15/41	100,000	109,279
Discover Financial Services
3.75%, 3/4/25	210,000	209,631
Discovery Communications LLC
6.35%, 6/1/40	100,000	108,022
Dow Chemical Co. (The)
4.25%, 11/15/20	116,000	123,485
3.50%, 10/1/24	200,000	207,241
4.63%, 10/1/44	80,000	85,159
DTE Energy Co.
3.30%, 6/15/22	150,000	154,073
Duke Energy Corp.
2.65%, 9/1/26	250,000	238,944
4.80%, 12/15/45	110,000	120,318
Eastman Chemical Co.
3.80%, 3/15/25	38,000	39,408
4.65%, 10/15/44	100,000	105,631
Ecolab, Inc.
2.70%, 11/1/26	175,000	170,169
Enable Midstream Partners L.P.
2.40%, 5/15/19	174,000	173,386
Energy Transfer L.P.
4.65%, 6/1/21	200,000	213,413
4.75%, 1/15/26	200,000	211,840
6.13%, 12/15/45	85,000	95,110
Entergy Corp.
2.95%, 9/1/26	190,000	184,060

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2017

Investments in Long Securities	Principal Amount	Value
Entergy Louisiana LLC
4.05%, 9/1/23	$175,000	$188,182
Enterprise Products Operating LLC
3.90%, 2/15/24	100,000	105,220
5.95%, 2/1/41	100,000	120,957
4.90%, 5/15/46	101,000	108,341
Exelon Corp.
5.10%, 6/15/45	100,000	111,380
Express Scripts Holding Co.
4.75%, 11/15/21	100,000	108,494
6.13%, 11/15/41	21,000	24,988
Federal Realty Investment Trust
4.50%, 12/1/44	100,000	104,255
FedEx Corp.
3.88%, 8/1/42	220,000	206,761
4.55%, 4/1/46	40,000	41,225
Fidelity National Information Services, Inc.
5.00%, 10/15/25	180,000	201,117
Fifth Third Bancorp
4.30%, 1/16/24	200,000	212,048
FirstEnergy Corp.
7.38%, 11/15/31, Series C	100,000	133,821
Ford Motor Co.
7.45%, 7/16/31	150,000	189,748
4.75%, 1/15/43	105,000	99,281
Ford Motor Credit Co., LLC
8.13%, 1/15/20	100,000	114,206
5.88%, 8/2/21	200,000	223,372
4.13%, 8/4/25	200,000	202,788
Fortive Corp.
3.15%, 6/15/26(d)	50,000	50,305
Franklin Resources, Inc.
2.85%, 3/30/25	145,000	143,961
GATX Corp.
3.25%, 3/30/25	45,000	44,472
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	250,000	269,821
General Dynamics Corp.
2.13%, 8/15/26	50,000	47,232
General Electric Co.
4.50%, 3/11/44	250,000	275,887
General Motors Co.
3.50%, 10/2/18	250,000	254,878
6.75%, 4/1/46	100,000	116,490
General Motors Financial Co., Inc.
4.00%, 1/15/25	100,000	100,807
4.30%, 7/13/25	295,000	299,369
4.00%, 10/6/26	100,000	99,033
Genpact Luxembourg Sarl
3.70%, 4/1/22(d)	130,000	131,798
Georgia Power Co.
4.30%, 3/15/42	100,000	101,554
Georgia-Pacific LLC
7.75%, 11/15/29	100,000	139,958
Gilead Sciences, Inc.
3.65%, 3/1/26	260,000	268,131
4.60%, 9/1/35	100,000	105,941
5.65%, 12/1/41	100,000	117,834
Goldman Sachs Group, Inc. (The)
3.50%, 1/23/25	550,000	557,428
4.25%, 10/21/25	200,000	207,882
3.85%, 1/26/27	150,000	153,112
6.13%, 2/15/33	40,000	49,918
6.45%, 5/1/36	190,000	237,247
6.75%, 10/1/37	200,000	256,235
6.25%, 2/1/41	100,000	129,421
Halliburton Co.
3.80%, 11/15/25	100,000	103,485
4.85%, 11/15/35	200,000	214,869
7.45%, 9/15/39	150,000	209,312
Harris Corp.
3.83%, 4/27/25	50,000	52,022
4.85%, 4/27/35	67,000	73,450
HCP, Inc.
2.63%, 2/1/20	150,000	151,776
4.00%, 6/1/25	100,000	102,689
Hershey Co. (The)
2.30%, 8/15/26	370,000	350,384
Hess Corp.
6.00%, 1/15/40	100,000	106,267
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	100,000	105,973
6.35%, 10/15/45	160,000	172,639
Hexcel Corp.
3.95%, 2/15/27	150,000	155,276
Home Depot, Inc. (The)
2.63%, 6/1/22	100,000	102,124
3.00%, 4/1/26	80,000	81,099
Honeywell International, Inc.
2.50%, 11/1/26	115,000	111,126
HP, Inc.
4.38%, 9/15/21	180,000	192,922
Illinois Tool Works, Inc.
3.50%, 3/1/24	35,000	37,029
2.65%, 11/15/26	119,000	116,935
Ingersoll-Rand Global Holding Co., Ltd.
4.25%, 6/15/23	52,000	56,425
Intel Corp.
2.70%, 12/15/22	168,000	171,155
4.10%, 5/19/46	160,000	163,966
Intercontinental Exchange, Inc.
3.75%, 12/1/25	110,000	116,256
International Business Machines Corp.
4.70%, 2/19/46	170,000	189,548
International Lease Finance Corp.
8.63%, 1/15/22	140,000	173,774
International Paper Co.
3.80%, 1/15/26	155,000	160,725
6.00%, 11/15/41	75,000	90,902
Jefferies Group LLC
8.50%, 7/15/19	100,000	112,769
JM Smucker Co. (The)
4.25%, 3/15/35	75,000	77,818
John Deere Capital Corp.
2.80%, 1/27/23	80,000	81,478
2.80%, 3/6/23	50,000	50,868
Johnson & Johnson
4.95%, 5/15/33	250,000	299,250
Johnson Controls International PLC
3.90%, 2/14/26	25,000	26,461

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2017

Investments in Long Securities	Principal Amount	Value
JPMorgan Chase & Co.
3.20%, 1/25/23	$250,000	$255,271
3.38%, 5/1/23	180,000	183,504
3.30%, 4/1/26	700,000	698,088
2.95%, 10/1/26	50,000	48,463
4.25%, 10/1/27	95,000	99,855
6.40%, 5/15/38	100,000	133,729
5.63%, 8/16/43	100,000	119,547
Juniper Networks, Inc.
4.50%, 3/15/24	25,000	26,623
Kellogg Co.
4.50%, 4/1/46	60,000	61,750
KeyCorp
5.10%, 3/24/21	90,000	98,990
Keysight Technologies, Inc.
3.30%, 10/30/19	38,000	38,767
Kimco Realty Corp.
2.80%, 10/1/26	190,000	177,430
Kinder Morgan Energy Partners L.P.
5.63%, 9/1/41	200,000	209,171
Kinder Morgan, Inc.
6.50%, 9/15/20	150,000	167,924
4.30%, 6/1/25	150,000	157,650
7.75%, 1/15/32	150,000	193,319
KLA-Tencor Corp.
4.13%, 11/1/21	160,000	170,435
Kraft Heinz Foods Co.
2.80%, 7/2/20	150,000	152,623
5.20%, 7/15/45	250,000	269,026
Kroger Co. (The)
3.40%, 4/15/22	200,000	207,374
Lockheed Martin Corp.
4.50%, 5/15/36	115,000	127,100
4.07%, 12/15/42	120,000	123,205
Lowe’s Cos., Inc.
3.38%, 9/15/25	280,000	292,398
LYB International Finance B.V.
4.88%, 3/15/44	245,000	259,651
Macy’s Retail Holdings, Inc.
6.38%, 3/15/37	60,000	61,839
Marathon Oil Corp.
2.80%, 11/1/22	150,000	146,596
Marsh & McLennan Cos., Inc.
3.50%, 3/10/25	100,000	103,456
McDonald’s Corp.
3.70%, 1/30/26	191,000	199,489
4.88%, 12/9/45	100,000	111,140
McKesson Corp.
4.88%, 3/15/44	100,000	108,031
Medtronic, Inc.
3.50%, 3/15/25	347,000	362,454
MetLife, Inc.
4.37%, 9/15/23, Series D	100,000	109,790
6.40%, 12/15/36	100,000	114,338
Microsoft Corp.
4.20%, 11/3/35	250,000	269,616
Molson Coors Brewing Co.
5.00%, 5/1/42	100,000	109,671
4.20%, 7/15/46	100,000	96,541
Monsanto Co.
3.38%, 7/15/24	100,000	101,546
Morgan Stanley
4.88%, 11/1/22	210,000	229,244
3.88%, 4/29/24, Series F	600,000	627,290
3.95%, 4/23/27	190,000	193,234
4.30%, 1/27/45	100,000	102,367
Motorola Solutions, Inc.
3.75%, 5/15/22	55,000	56,207
5.50%, 9/1/44	100,000	101,455
Mylan N.V.
3.15%, 6/15/21	110,000	112,198
Nabors Industries, Inc.
5.00%, 9/15/20	125,000	129,063
National Rural Utilities Cooperative Finance Corp.
2.85%, 1/27/25	175,000	175,025
Newell Brands, Inc.
4.20%, 4/1/26	200,000	212,622
NextEra Energy Capital Holdings, Inc.
2.40%, 9/15/19	40,000	40,368
NiSource Finance Corp.
5.65%, 2/1/45	60,000	72,847
Noble Energy, Inc.
6.00%, 3/1/41	150,000	171,933
Norfolk Southern Corp.
3.25%, 12/1/21	20,000	20,786
Northrop Grumman Corp.
3.25%, 8/1/23	36,000	37,474
Old Republic International Corp.
3.88%, 8/26/26	90,000	90,843
Oncor Electric Delivery Co., LLC
2.95%, 4/1/25	269,000	270,048
ONEOK Partners L.P.
5.00%, 9/15/23	150,000	163,743
Oracle Corp.
6.50%, 4/15/38	100,000	135,763
Owens Corning
3.40%, 8/15/26	200,000	198,519
Pacific Gas & Electric Co.
6.05%, 3/1/34	200,000	257,431
PepsiCo, Inc.
2.75%, 4/30/25	145,000	144,630
Pfizer, Inc.
5.80%, 8/12/23	100,000	118,379
Philip Morris International, Inc.
2.75%, 2/25/26(e)	180,000	176,698
Phillips 66
4.88%, 11/15/44	175,000	187,152
Plains All American Pipeline L.P.
4.65%, 10/15/25	240,000	251,681
PNC Bank NA
2.95%, 1/30/23	250,000	254,443
Precision Castparts Corp.
2.50%, 1/15/23	50,000	50,148
Progress Energy, Inc.
3.15%, 4/1/22	35,000	35,949
Progressive Corp. (The)
4.13%, 4/15/47	150,000	156,268
Prudential Financial, Inc.
3.50%, 5/15/24	180,000	188,723
Puget Energy, Inc.
3.65%, 5/15/25	65,000	65,795

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2017

Investments in Long Securities	Principal Amount	Value
QUALCOMM, Inc.
3.45%, 5/20/25	$280,000	$289,188
4.65%, 5/20/35	80,000	87,013
QVC, Inc.
4.38%, 3/15/23	50,000	50,718
Regions Financial Corp.
3.20%, 2/8/21	45,000	46,147
Republic Services, Inc.
3.20%, 3/15/25	145,000	147,183
Reynolds American, Inc.
4.45%, 6/12/25	120,000	129,524
7.25%, 6/15/37	100,000	136,895
Rockwell Collins, Inc.
4.35%, 4/15/47	225,000	234,867
Roper Technologies, Inc.
3.00%, 12/15/20	45,000	46,131
S&P Global, Inc.
4.00%, 6/15/25	44,000	46,390
Seagate HDD Cayman
4.75%, 6/1/23(e)	20,000	20,553
4.75%, 1/1/25	240,000	239,876
4.88%, 6/1/27	100,000	98,061
Sempra Energy
2.85%, 11/15/20	200,000	202,804
Simon Property Group L.P.
3.50%, 9/1/25	120,000	122,579
Snap-on, Inc.
3.25%, 3/1/27	140,000	143,892
Southern California Edison Co.
5.63%, 2/1/36	200,000	247,078
Southern Co. (The)
4.40%, 7/1/46	100,000	99,801
Southwest Airlines Co.
2.65%, 11/5/20	97,000	98,529
Stanley Black & Decker, Inc.
5.20%, 9/1/40	55,000	62,980
Starbucks Corp.
2.45%, 6/15/26	50,000	48,625
State Street Corp.
3.70%, 11/20/23	25,000	26,527
3.55%, 8/18/25	100,000	104,860
SunTrust Banks, Inc.
2.50%, 5/1/19	65,000	65,738
Synchrony Financial
2.70%, 2/3/20	200,000	201,412
3.70%, 8/4/26	90,000	87,123
Tanger Properties L.P.
3.13%, 9/1/26	90,000	84,931
Thermo Fisher Scientific, Inc.
4.50%, 3/1/21	150,000	161,544
Time Warner Cable LLC
5.00%, 2/1/20	100,000	106,950
7.30%, 7/1/38	200,000	255,791
Time Warner, Inc.
4.88%, 3/15/20	100,000	107,287
3.88%, 1/15/26	100,000	101,176
7.70%, 5/1/32	100,000	140,499
4.85%, 7/15/45	100,000	100,376
Tucson Electric Power Co.
3.05%, 3/15/25	176,000	171,192
Tyson Foods, Inc.
3.95%, 8/15/24	300,000	315,056
UDR, Inc.
2.95%, 9/1/26	90,000	85,618
Union Pacific Corp.
3.25%, 8/15/25	50,000	51,717
2.75%, 3/1/26	230,000	229,012
United Technologies Corp.
3.10%, 6/1/22	173,000	179,388
UnitedHealth Group, Inc.
3.10%, 3/15/26	150,000	151,704
6.88%, 2/15/38	100,000	140,464
US Bancorp
3.60%, 9/11/24	300,000	313,147
Valero Energy Corp.
3.65%, 3/15/25	200,000	203,481
6.63%, 6/15/37	200,000	243,278
Ventas Realty L.P.
4.75%, 6/1/21	100,000	107,660
3.50%, 2/1/25	20,000	20,009
Verizon Communications, Inc.
3.50%, 11/1/24	264,000	268,181
4.27%, 1/15/36	400,000	384,086
4.81%, 3/15/39(d)	200,000	202,200
4.52%, 9/15/48	168,000	158,599
5.01%, 4/15/49(d)	320,000	323,834
VF Corp.
6.45%, 11/1/37	51,000	67,479
Viacom, Inc.
6.88%, 4/30/36	150,000	173,388
4.38%, 3/15/43	100,000	88,426
Virginia Electric & Power Co.
6.35%, 11/30/37	240,000	318,588
Visa, Inc.
2.80%, 12/14/22	180,000	184,489
Vulcan Materials Co.
7.50%, 6/15/21	25,000	29,696
Wal-Mart Stores, Inc.
5.25%, 9/1/35	250,000	305,053
Walgreens Boots Alliance, Inc.
2.70%, 11/18/19	110,000	111,707
3.80%, 11/18/24	100,000	104,024
4.80%, 11/18/44	100,000	105,556
Walt Disney Co. (The)
3.00%, 2/13/26	100,000	100,876
1.85%, 7/30/26	50,000	45,756
Waste Management, Inc.
3.50%, 5/15/24	140,000	146,466
Wells Fargo & Co.
3.45%, 2/13/23, Series M	634,000	651,331
4.10%, 6/3/26	160,000	166,738
5.61%, 1/15/44	100,000	118,183
Welltower, Inc.
4.00%, 6/1/25	220,000	228,298
Westlake Chemical Corp.
5.00%, 8/15/46	75,000	79,010
Weyerhaeuser Co.
6.95%, 10/1/27	75,000	93,174
Whole Foods Market, Inc.
5.20%, 12/3/25	150,000	160,786
Williams Partners L.P.
4.30%, 3/4/24	100,000	105,441
4.90%, 1/15/45	130,000	130,277
Wyndham Worldwide Corp.
4.50%, 4/1/27	250,000	258,506

TOTAL CORPORATE BONDS (Cost: $53,240,236)		54,283,601

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2017

Investments in Long Securities	Principal Amount	Value
FOREIGN CORPORATE BONDS - 7.8%

Australia - 0.2%
BHP Billiton Finance USA Ltd.
3.85%, 9/30/23	$200,000	$215,002

Belgium - 0.7%
Anheuser-Busch InBev Finance, Inc.
2.63%, 1/17/23	100,000	99,991
3.65%, 2/1/26	480,000	494,932
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 7/15/22	250,000	250,706
Koninklijke Ahold Delhaize N.V.
5.70%, 10/1/40	150,000	174,072

Total Belgium		1,019,701

Brazil - 0.2%
Vale Overseas Ltd.
6.25%, 8/10/26	90,000	97,875
6.88%, 11/21/36	100,000	108,000
Vale S.A.
5.63%, 9/11/42	100,000	94,740

Total Brazil		300,615

Canada - 0.7%
Barrick North America Finance LLC
5.70%, 5/30/41	100,000	117,599
Canadian Natural Resources Ltd.
3.90%, 2/1/25	60,000	61,227
Encana Corp.
3.90%, 11/15/21	50,000	51,961
6.50%, 8/15/34	100,000	115,444
Petro-Canada
6.80%, 5/15/38	150,000	199,305
Royal Bank of Canada
4.65%, 1/27/26	175,000	187,565
TransCanada PipeLines Ltd.
3.75%, 10/16/23	170,000	179,290

Total Canada		912,391

China - 0.3%
Alibaba Group Holding Ltd.
3.60%, 11/28/24	200,000	205,419
CNOOC Nexen Finance 2014 ULC
4.25%, 4/30/24	200,000	211,232

Total China		416,651

Colombia - 0.3%
Ecopetrol S.A.
5.88%, 9/18/23	100,000	109,640
4.13%, 1/16/25	150,000	147,375
7.38%, 9/18/43	100,000	108,240

Total Colombia		365,255

France - 0.1%
Orange S.A.
9.00%, 3/1/31	100,000	152,826

Germany - 0.3%
Daimler Finance North America LLC
8.50%, 1/18/31	80,000	121,835
Deutsche Bank AG
3.38%, 5/12/21	150,000	152,154
Deutsche Telekom International Finance B.V.
8.75%, 6/15/30	100,000	149,295

Total Germany		423,284

Ireland - 0.1%
XLIT Ltd.
5.50%, 3/31/45	150,000	158,002

Israel - 0.2%
Teva Pharmaceutical Finance Netherlands III B.V.
1.70%, 7/19/19	100,000	99,242
2.80%, 7/21/23	200,000	194,700

Total Israel		293,942

Japan - 0.4%
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/1/26	200,000	210,551
Nomura Holdings, Inc.
6.70%, 3/4/20	100,000	111,232
Sumitomo Mitsui Financial Group, Inc.
2.63%, 7/14/26	200,000	191,376

Total Japan		513,159

Mexico - 1.0%
America Movil S.A.B. de C.V.
6.38%, 3/1/35	100,000	122,599
Grupo Televisa S.A.B.
5.00%, 5/13/45	200,000	192,904
Petroleos Mexicanos
5.50%, 1/21/21	200,000	212,980
4.50%, 1/23/26	275,000	270,600
6.63%, 6/15/35	160,000	169,136
6.50%, 6/2/41	100,000	101,230
5.63%, 1/23/46	250,000	226,437

Total Mexico		1,295,886

Netherlands - 0.6%
AerCap Ireland Capital DAC
4.25%, 7/1/20	150,000	157,485
Cooperatieve Rabobank UA
4.63%, 12/1/23	250,000	269,555

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2017

Investments in Long Securities	Principal Amount	Value
Shell International Finance B.V.
6.38%, 12/15/38	$250,000	$334,941

Total Netherlands		761,981

Norway - 0.1%
Statoil ASA
5.10%, 8/17/40	100,000	115,798

Peru - 0.2%
Southern Copper Corp.
3.88%, 4/23/25	165,000	168,787
5.88%, 4/23/45	145,000	152,943

Total Peru		321,730

Spain - 0.1%
Telefonica Europe B.V.
8.25%, 9/15/30	100,000	141,236

Switzerland - 0.5%
Credit Suisse AG
5.40%, 1/14/20	100,000	107,632
3.63%, 9/9/24	250,000	259,031
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 3/26/25	300,000	303,988

Total Switzerland		670,651

United Kingdom - 1.8%
AstraZeneca PLC
3.38%, 11/16/25	140,000	143,663
Barclays PLC
4.38%, 1/12/26	200,000	208,992
5.25%, 8/17/45	200,000	222,557
BP Capital Markets PLC
3.51%, 3/17/25	250,000	258,311
3.12%, 5/4/26	50,000	49,945
British Telecommunications PLC
9.13%, 12/15/30	100,000	153,192
HSBC Holdings PLC
4.30%, 3/8/26	400,000	427,350
Rio Tinto Finance USA Ltd.
3.75%, 6/15/25	300,000	316,119
7.13%, 7/15/28	40,000	53,333
Santander UK Group Holdings PLC
3.13%, 1/8/21	75,000	76,221
Unilever Capital Corp.
3.10%, 7/30/25	200,000	203,274
Vodafone Group PLC
2.95%, 2/19/23	280,000	282,837
4.38%, 2/19/43	100,000	97,742

Total United Kingdom		2,493,536

TOTAL FOREIGN CORPORATE BONDS (Cost: $10,182,356)		10,571,646

FOREIGN GOVERNMENT AGENCIES - 0.1%
Japan - 0.1%
Japan Bank for International Cooperation
2.13%, 2/10/25, Series DTC (Cost: $193,879)	200,000	194,221

FOREIGN GOVERNMENT OBLIGATIONS - 2.7%

Colombia - 0.5%
Colombia Government International Bond
7.38%, 3/18/19	100,000	110,000
4.00%, 2/26/24	360,000	373,950
6.13%, 1/18/41	180,000	208,260

Total Colombia		692,210

Israel - 0.1%
Israel Government International Bond
3.15%, 6/30/23	200,000	205,160

Italy - 0.1%
Republic of Italy Government International Bond
6.88%, 9/27/23	80,000	94,861

Mexico - 0.8%
Mexico Government International Bond
3.63%, 3/15/22	160,000	165,840
4.00%, 10/2/23	156,000	163,192
7.50%, 4/8/33, Series MTNA	200,000	268,700
6.05%, 1/11/40	200,000	233,870
4.75%, 3/8/44	176,000	174,944
5.55%, 1/21/45	120,000	133,170

Total Mexico		1,139,716

Panama - 0.2%
Panama Government International Bond
8.88%, 9/30/27	185,000	264,781

Peru - 0.2%
Peruvian Government International Bond
8.75%, 11/21/33	100,000	154,680
6.55%, 3/14/37	60,000	79,650

Total Peru		234,330

Philippines - 0.5%
Philippine Government International Bond
4.20%, 1/21/24	200,000	217,956
9.50%, 2/2/30	157,000	250,790
3.95%, 1/20/40	200,000	206,790

Total Philippines		675,536

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2017

Investments in Long Securities	Principal Amount	Value
Poland - 0.1%
Republic of Poland Government International Bond
4.00%, 1/22/24	$190,000	$203,571

Uruguay - 0.2%
Uruguay Government International Bond
8.00%, 11/18/22	80,000	98,120
5.10%, 6/18/50	125,000	126,062

Total Uruguay		224,182

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $3,625,947)		3,734,347

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.8%

United States - 6.8%
Citigroup Commercial Mortgage Trust
2.94%, 4/10/48, Series 2015-GC29, Class A3	65,000	65,195
3.62%, 2/10/49, Series 2016-GC36, Class A5	500,000	524,344
3.52%, 9/10/58, Series 2015-GC33, Class AAB	300,000	314,927
Commercial Mortgage Trust
3.92%, 8/10/46, Series 2013-CR10, Class A3	100,000	107,019
3.50%, 8/10/47, Series 2014-CR19, Class ASB	150,000	158,174
2.80%, 11/10/47, Series 2014-CR20, Class A2	375,000	382,113
3.50%, 5/10/48, Series 2015-CR23, Class A4	50,000	51,973
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
1.87%, 11/25/19, Series K712, Class A2	25,000	25,124
3.53%, 6/25/20, Series K008, Class A2	290,601	305,129
4.18%, 12/25/20, Series K012, Class A2(c)	50,000	53,884
2.86%, 1/25/21, Series K715, Class A2	60,000	62,025
3.97%, 1/25/21, Series K013, Class A2(c)	200,000	214,325
2.87%, 12/25/21, Series K017, Class A2	50,000	51,818
2.51%, 11/25/22, Series K026, Class A2	250,000	254,638
2.62%, 3/25/23, Series K035, Class A1	183,739	187,297
3.30%, 4/25/23, Series K031, Class A2(c)	270,000	287,415
2.67%, 12/25/24, Series K042, Class A2	50,000	50,823
3.02%, 1/25/25, Series K045, Class A2	55,000	57,107
3.33%, 5/25/25, Series K047, Class A2(c)	200,000	211,725
3.01%, 7/25/25, Series K049, Class A2	360,000	372,447
3.15%, 11/25/25, Series K052, Class A2	125,000	130,444
Federal National Mortgage Association Alternative Credit Enhancement Securities
2.17%, 9/25/19, Series 2014-M10, Class ASQ2(c)	25,000	25,278
2.72%, 2/25/22, Series 2012-M2, Class A2	48,000	49,442
2.38%, 5/25/22, Series 2012-M13, Class A2	20,000	20,247
2.30%, 9/25/22, Series 2012-M14, Class A2(c)	50,000	49,571
3.33%, 10/25/23, Series 2013-M14, Class A2(c)	100,000	106,315
3.47%, 1/25/24, Series 2014-M3, Class A2(c)	110,000	117,099
3.10%, 7/25/24, Series 2014-M9, Class A2(c)	596,000	621,635
2.30%, 10/25/24, Series 2015-M3, Class A1	42,281	42,521
2.72%, 10/25/24, Series 2015-M3, Class A2	250,000	253,848
2.14%, 5/25/26, Series 2016-M6, Class A1	194,219	191,689
GS Mortgage Securities Corp.
2.73%, 5/10/50, Series 2015-GC30, Class A2	100,000	102,172
GS Mortgage Securities Trust
4.24%, 8/10/46, Series 2013-GC14, Class A5	85,000	92,544
3.68%, 4/10/47, Series 2014-GC20, Class A3	94,136	97,303
4.00%, 4/10/47, Series 2014-GC20, Class A5	250,000	267,489
3.86%, 6/10/47, Series 2014-GC22, Class A5	70,000	74,576
3.67%, 9/10/47, Series 2014-GC24, Class A4	300,000	316,522
2.85%, 10/10/49, Series 2016-GS3, Class A4	182,000	180,346
3.44%, 11/10/49, Series 2016-GS4, Class A4	265,000	275,191
JP Morgan Chase Commercial Mortgage Securities Trust
3.41%, 1/15/46, Series 2013-C13, Class ASB	175,000	182,651
2.61%, 12/15/47, Series 2012-LC9, Class A4	100,000	100,489
JPMBB Commercial Mortgage Securities Trust
3.66%, 7/15/45, Series 2013-C12, Class A5	100,000	105,521
Morgan Stanley Bank of America Merrill Lynch Trust
3.48%, 11/15/45, Series 2012-C6, Class AS	100,000	103,058
3.07%, 2/15/48, Series 2015-C20, Class ASB	250,000	257,626
3.25%, 2/15/48, Series 2015-C20, Class A4	200,000	204,570
3.31%, 4/15/48, Series 2015-C22, Class A4	95,000	97,646
3.72%, 7/15/50, Series 2015-C23, Class A4	175,000	184,701

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2017

Investments in Long Securities	Principal Amount	Value
Morgan Stanley Capital I Trust
3.77%, 3/15/45, Series 2012-C4, Class AS	$280,000	$294,621
Wells Fargo Commercial Mortgage Trust
3.70%, 11/15/48, Series 2015-C31, Class A4	100,000	105,448
WFRBS Commercial Mortgage Trust
4.15%, 8/15/46, Series 2013-C15, Class A4(c)	200,000	216,223
4.42%, 9/15/46, Series 2013-C16, Class A5	100,000	109,737
3.03%, 12/15/46, Series 2013-C18, Class A2	25,000	25,470
4.02%, 12/15/46, Series 2013-C17, Class A4	60,000	64,541
4.10%, 3/15/47, Series 2014-C19, Class A5	25,000	26,959
3.41%, 8/15/47, Series 2014-C21, Class A4	225,000	233,382
3.43%, 11/15/47, Series 2014-C25, Class A3	40,000	41,524
3.63%, 11/15/47, Series 2014-C25, Class A5	100,000	104,902

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $9,215,507)		9,210,803

MUNICIPAL BONDS - 0.8%

United States - 0.8%
Commonwealth of Massachusetts
5.46%, 12/1/39	45,000	56,904
Illinois State Toll Highway Authority
6.18%, 1/1/34	50,000	64,255
Metropolitan Transportation Authority
5.87%, 11/15/39	50,000	61,798
Metropolitan Water Reclamation Dist. of Greater Chicago
5.72%, 12/1/38	50,000	61,005
New Jersey Turnpike Authority
7.41%, 1/1/40	100,000	147,494
Ohio State University (The)
3.80%, 12/1/46, Series A	50,000	49,912
Port Authority of New York & New Jersey
4.96%, 8/1/46, Series 181	100,000	118,533
State of California
7.60%, 11/1/40	150,000	230,668
State of Illinois
4.95%, 6/1/23	110,000	111,115
5.10%, 6/1/33	120,000	108,538
State of Washington
5.14%, 8/1/40	50,000	61,290
TOTAL MUNICIPAL BONDS (Cost: $1,070,260)		1,071,512

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.78%(f) (Cost: $182,520)(g)	182,520	182,520

TOTAL INVESTMENTS IN LONG SECURITIES BEFORE SECURITIES SOLD SHORT - 99.5% (Cost: $134,067,617)		135,625,683

Securities Sold Short	Principal Amount
U.S. GOVERNMENT AGENCIES SOLD SHORT - (0.1)%
Federal Home Loan Mortgage Corporation - (0.1)%
5.50%, 6/1/47(b) (Proceeds: $110,539)	$(100,000)	(111,161)

Cash and Other Assets in Excess of Liabilities - 0.6%		851,245

NET ASSETS - 100.0%		$136,365,767

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of May 31, 2017.
(b)	To-be-announced (“TBA”) security (See Note 2).
(c)	Rate shown reflects the accrual rate as of May 31, 2017 on securities with variable or step rates.
(d)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Security, or portion thereof, was on loan at May 31, 2017 (See Note 2).
(f)	Rate shown represents annualized 7-day yield as of May 31, 2017.
(g)	At May 31, 2017, the total market value of the Fund’s securities on loan was $177,525 and the total market value of the collateral held by the Fund was $182,520.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Barclays Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2017

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 5.4%

Federal National Mortgage Association - 5.4%
Federal National Mortgage Association 2.50%, 6/1/32(a) (Cost: $269,173)	$268,000	$270,774

U.S. GOVERNMENT OBLIGATIONS - 16.4%

U.S. Treasury Bond - 3.4%
U.S. Treasury Bond
9.13%, 5/15/18	159,800	171,745

U.S. Treasury Notes - 13.0%
U.S. Treasury Note
1.38%, 2/15/20	471,100	470,934
1.75%, 2/28/22	181,500	181,521

Total U.S. Treasury Notes		652,455

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $822,878)		824,200

CORPORATE BONDS - 66.0%

United States - 66.0%
AbbVie, Inc.
1.80%, 5/14/18	100,000	100,221
American Express Credit Corp.
2.60%, 9/14/20, Series F	24,000	24,411
2.25%, 5/5/21	76,000	76,111
American International Group, Inc.
3.30%, 3/1/21	97,000	99,996
Amgen, Inc.
2.20%, 5/22/19	47,000	47,351
3.88%, 11/15/21	49,000	52,038
AT&T, Inc.
2.38%, 11/27/18	21,000	21,174
3.00%, 2/15/22	78,000	78,789
Bank of America Corp.
5.63%, 7/1/20	90,000	98,697
Bank of New York Mellon Corp. (The)
2.05%, 5/3/21	101,000	100,502
BB&T Corp.
2.05%, 5/10/21	41,000	40,947
Capital One Financial Corp.
4.75%, 7/15/21	56,000	60,656
Celgene Corp.
2.88%, 8/15/20	93,000	95,203
Citigroup, Inc.
2.50%, 9/26/18	59,000	59,468
2.65%, 10/26/20	40,000	40,426
Coca-Cola Co. (The)
3.30%, 9/1/21	59,000	62,158
CVS Health Corp.
1.90%, 7/20/18	100,000	100,298
Dow Chemical Co. (The)
4.25%, 11/15/20	94,000	100,065
Ecolab, Inc.
4.35%, 12/8/21	53,000	57,753
Enterprise Products Operating LLC
2.55%, 10/15/19	98,000	99,292
Express Scripts Holding Co.
4.75%, 11/15/21	60,000	65,097
Fidelity National Information Services, Inc.
3.63%, 10/15/20	91,000	95,184
General Mills, Inc.
5.65%, 2/15/19	93,000	98,922
HP, Inc.
4.30%, 6/1/21	93,000	99,148
HSBC Finance Corp.
6.68%, 1/15/21	56,000	63,754
Huntington Bancshares, Inc.
3.15%, 3/14/21	80,000	82,096
Intercontinental Exchange, Inc.
2.75%, 12/1/20	44,000	44,895
JPMorgan Chase & Co.
4.63%, 5/10/21	36,000	39,082
4.35%, 8/15/21	56,000	60,239
KeyCorp
2.90%, 9/15/20	67,000	68,463
L3 Technologies, Inc.
5.20%, 10/15/19	93,000	99,753
Medtronic, Inc.
3.15%, 3/15/22	79,000	82,165
Oracle Corp.
2.80%, 7/8/21	69,000	71,092
PepsiCo, Inc.
2.15%, 10/14/20	51,000	51,460
State Street Corp.
2.55%, 8/18/20	33,000	33,649
SunTrust Banks, Inc.
2.90%, 3/3/21	88,000	89,831
Synchrony Financial
3.00%, 8/15/19	85,000	86,265
Sysco Corp.
1.90%, 4/1/19	100,000	100,178
Target Corp.
2.90%, 1/15/22	73,000	75,614
Time Warner, Inc.
4.88%, 3/15/20	93,000	99,777
Toyota Motor Credit Corp.
1.90%, 4/8/21	92,000	91,359
UnitedHealth Group, Inc.
2.70%, 7/15/20	63,000	64,549
US Bancorp
2.35%, 1/29/21	48,000	48,499
Verizon Communications, Inc.
3.65%, 9/14/18	97,000	99,412
Wells Fargo & Co.
2.50%, 3/4/21	84,000	84,672

TOTAL CORPORATE BONDS (Cost: $3,305,942)		3,310,711

FOREIGN CORPORATE BONDS - 3.9%

Chile - 1.9%
Celulosa Arauco y Constitucion S.A.
7.25%, 7/29/19	86,000	94,925

Israel - 2.0%
Teva Pharmaceutical Finance Netherlands III B.V.
1.40%, 7/20/18	100,000	99,571

TOTAL FOREIGN CORPORATE BONDS (Cost: $194,564)		194,496

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Barclays Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2017

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS - 1.5%

Mexico - 1.5%
Mexico Government International Bond 8.13%, 12/30/19 (Cost: $72,331)	$62,000	$72,385

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.1%

United States - 6.1%
COMM Mortgage Trust
3.80%, 8/10/46, Series 2013-CR10, Class ASB	80,000	84,889
Morgan Stanley Bank of America Merrill Lynch Trust
2.70%, 12/15/48, Series 2013-C8, Class ASB	50,000	50,883
Wells Fargo Commercial Mortgage Trust
2.53%, 10/15/45, Series 2012-LC5, Class ASB	50,000	50,572
2.63%, 5/15/48, Series 2015-NXS1, Class A2	69,000	70,160
WFRBS Commercial Mortgage Trust
2.45%, 12/15/45, Series 2012-C10, Class ASB	50,000	50,496

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $305,591)		307,000

TOTAL INVESTMENTS IN SECURITIES - 99.3% (Cost: $4,970,479)		4,979,566
Cash and Other Assets in Excess of Liabilities - 0.7%		33,619

NET ASSETS - 100.0%		$5,013,185

(a)	To-be-announced (“TBA”) security (See Note 2).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

May 31, 2017

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 99.8%

U.S. Treasury Notes - 99.8%
U.S. Treasury Floating Rate Note
1.14%, 7/31/18*	$342,000	$342,848
1.13%, 10/31/18*	342,000	342,852
1.10%, 1/31/19*	342,000	342,687
1.03%, 4/30/19*	223,000	223,075

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $1,249,670)		1,251,462
Cash and Other Assets in Excess of Liabilities - 0.2%		2,453

NET ASSETS - 100.0%		$1,253,915

*	Floating rate note. Coupon shown is in effect at May 31, 2017. Date represents the ultimate maturity date.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2017

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS - 85.9%

Argentina - 2.7%
Pampa Energia S.A.
7.50%, 1/24/27(a)	$600,000	$634,500
YPF S.A.
8.75%, 4/4/24(a)(b)	630,000	727,177

Total Argentina		1,361,677

Brazil - 15.3%
Braskem America Finance Co.
7.13%, 7/22/41, Reg S(b)	1,170,000	1,249,326
Marfrig Holdings Europe B.V.
8.00%, 6/8/23(a)	540,000	561,330
Petrobras Global Finance B.V.
5.38%, 1/27/21	1,247,000	1,280,881
4.38%, 5/20/23	640,000	610,304
6.25%, 3/17/24	1,170,000	1,203,158
5.63%, 5/20/43	200,000	165,966
6.85%, 6/5/2115	160,000	142,800
Raizen Fuels Finance S.A.
5.30%, 1/20/27(a)	300,000	310,125
Suzano Trading Ltd.
5.88%, 1/23/21, Reg S(b)	400,000	428,000
Ultrapar International S.A.
5.25%, 10/6/26, Reg S	550,000	551,375
Vale Overseas Ltd.
4.38%, 1/11/22	449,000	457,845
6.25%, 8/10/26	530,000	577,038
Votorantim Cimentos S.A.
7.25%, 4/5/41, Reg S	200,000	197,400

Total Brazil		7,735,548

Chile - 2.0%
Cencosud S.A.
4.88%, 1/20/23, Reg S(b)	740,000	788,618
Itau CorpBanca
3.88%, 9/22/19, Reg S	200,000	206,800

Total Chile		995,418

China - 5.8%
Baidu, Inc.
2.75%, 6/9/19	400,000	403,250
China Overseas Finance Cayman V Ltd.
3.95%, 11/15/22, Series A, Reg S	380,000	394,752
China Overseas Finance Cayman VI Ltd.
4.25%, 5/8/19, Reg S	350,000	361,156
CITIC Ltd.
6.38%, 4/10/20, Reg S	250,000	274,384
CNOOC Finance 2013 Ltd.
3.00%, 5/9/23	500,000	496,250
Country Garden Holdings Co., Ltd.
7.25%, 4/4/21, Reg S	380,000	397,100
CRCC Yuxiang Ltd.
3.50%, 5/16/23, Reg S	590,000	600,039

Total China		2,926,931

Colombia - 4.3%
Banco Bilbao Vizcaya Argentaria Colombia S.A.
4.88%, 4/21/25(a)(b)	720,000	752,400
Ecopetrol S.A.
5.88%, 9/18/23	350,000	383,740
5.88%, 5/28/45	840,000	780,360
SURA Asset Management S.A.
4.38%, 4/11/27(a)	250,000	251,487

Total Colombia		2,167,987

Guatemala - 0.7%
Comcel Trust via Comunicaciones Celulares S.A.
6.88%, 2/6/24(a)	330,000	353,067

Hong Kong - 10.4%
AIA Group Ltd.
3.20%, 3/11/25(a)	470,000	468,415
Bank of East Asia Ltd. (The)
4.25%, 11/20/24, Reg S(c)	670,000	681,996
Goodman HK Finance
4.38%, 6/19/24, Reg S	800,000	843,843
Hutchison Whampoa International 11 Ltd.
4.63%, 1/13/22, Reg S	365,000	395,569
Hutchison Whampoa International 12 II Ltd.
3.25%, 11/8/22, Reg S	1,450,000	1,486,734
PCCW-HKT Capital No.5 Ltd.
3.75%, 3/8/23, Reg S	600,000	622,070
Prosperous Ray Ltd.
3.00%, 11/12/18, Reg S	760,000	767,663

Total Hong Kong		5,266,290

India - 2.7%
Bharti Airtel International Netherlands B.V.
5.35%, 5/20/24(a)	200,000	213,429
ICICI Bank Ltd.
3.13%, 8/12/20, Reg S	250,000	252,344
ONGC Videsh Ltd.
4.63%, 7/15/24, Reg S	270,000	287,212
Reliance Industries Ltd.
4.13%, 1/28/25, Reg S	600,000	622,670

Total India		1,375,655

Indonesia - 2.9%
Listrindo Capital B.V.
4.95%, 9/14/26(a)	250,000	252,500
Pertamina Persero PT
5.63%, 5/20/43, Reg S	460,000	488,895
Perusahaan Gas Negara Persero Tbk
5.13%, 5/16/24, Reg S	660,000	712,024

Total Indonesia		1,453,419

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2017

Investments	Principal Amount	Value
Kazakhstan - 2.3%
KazMunayGas National Co. JSC
6.38%, 4/9/21, Reg S	$1,067,000	$1,178,224

Kuwait - 0.5%
Equate Petrochemical B.V.
3.00%, 3/3/22, Reg S	280,000	276,500

Luxembourg - 0.7%
Millicom International Cellular S.A.
6.00%, 3/15/25, Reg S	330,000	348,563

Macau - 1.0%
Melco Resorts Finance Ltd.
5.00%, 2/15/21, Reg S	500,000	513,655

Malaysia - 1.2%
CIMB Bank Bhd
3.26%, 3/15/22, Reg S	250,000	254,375
Gohl Capital Ltd.
4.25%, 1/24/27, Reg S	340,000	351,475

Total Malaysia		605,850

Mexico - 4.5%
BBVA Bancomer S.A.
6.75%, 9/30/22, Reg S(b)	550,000	624,937
Cemex S.A.B. de C.V.
6.13%, 5/5/25, Reg S(b)	250,000	268,750
Grupo Bimbo S.A.B. de C.V.
4.50%, 1/25/22, Reg S	588,000	626,523
Mexichem S.A.B. de C.V.
4.88%, 9/19/22, Reg S	700,000	742,875

Total Mexico		2,263,085

Morocco - 2.2%
OCP S.A.
5.63%, 4/25/24, Reg S	1,000,000	1,085,000

Peru - 2.6%
BBVA Banco Continental S.A.
5.25%, 9/22/29(a)(c)	90,000	97,763
Southern Copper Corp.
5.25%, 11/8/42	1,210,000	1,187,312

Total Peru		1,285,075

Poland - 0.6%
Powszechna Kasa Oszczednosci Bank Polski S.A. via PKO Finance AB
4.63%, 9/26/22, Reg S	270,000	289,575

Qatar - 1.4%
Ooredoo International Finance Ltd.
4.75%, 2/16/21, Reg S	636,000	682,110

Russia - 10.9%
Borets Finance DAC
6.50%, 4/7/22(a)	250,000	266,250
Gazprom OAO Via Gaz Capital S.A.
6.00%, 1/23/21, Reg S	570,000	621,300
Lukoil International Finance B.V.
6.13%, 11/9/20, Reg S	373,000	410,533
4.75%, 11/2/26, Reg S	1,180,000	1,217,612
MMC Norilsk Nickel OJSC via MMC Finance DAC
6.63%, 10/14/22, Reg S	280,000	316,400
Phosagro OAO via Phosagro Bond Funding DAC
3.95%, 11/3/21(a)	250,000	253,438
Rosneft Oil Co. via Rosneft International Finance Ltd.
4.20%, 3/6/22, Reg S	500,000	505,937
Sberbank of Russia Via SB Capital S.A.
5.50%, 2/26/24, Reg S(c)	500,000	515,000
Severstal OAO via Steel Capital S.A.
5.90%, 10/17/22, Reg S	477,000	524,104
VimpelCom Holdings B.V.
7.50%, 3/1/22, Reg S	200,000	231,125
5.95%, 2/13/23, Reg S	600,000	646,125

Total Russia		5,507,824

Singapore - 3.6%
BOC Aviation Ltd.
3.00%, 3/30/20(a)	350,000	351,728
Oversea-Chinese Banking Corp. Ltd.
4.25%, 6/19/24, Reg S	1,080,000	1,129,393
Puma International Financing S.A.
6.75%, 2/1/21, Reg S	300,000	310,500

Total Singapore		1,791,621

South Africa - 0.6%
Myriad International Holdings B.V.
5.50%, 7/21/25, Reg S	270,000	290,925

South Korea - 4.5%
KEB Hana Bank
4.25%, 10/14/24, Reg S(b)	850,000	878,999
Shinhan Bank
3.88%, 3/24/26(a)	1,400,000	1,411,827

Total South Korea		2,290,826

Turkey - 1.5%
TC Ziraat Bankasi A/S
4.75%, 4/29/21, Reg S(b)	300,000	301,500
Turk Telekomunikasyon AS
4.88%, 6/19/24, Reg S	450,000	453,094

Total Turkey		754,594

United Arab Emirates - 1.0%
DP World Ltd.
6.85%, 7/2/37, Reg S	400,000	480,500

TOTAL FOREIGN CORPORATE BONDS (Cost: $41,544,651)		43,279,919

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2017

Investments	Principal Amount	Value
FOREIGN GOVERNMENT AGENCIES - 4.4%

Argentina - 1.9%
Provincia de Buenos Aires
9.13%, 3/16/24(a)	$610,000	$696,925
Provincia de Neuquen Argentina
7.50%, 4/27/25(a)	250,000	256,875

Total Argentina		953,800

India - 0.5%
Export-Import Bank of India
4.00%, 1/14/23, Series EMTN, Reg S	250,000	261,262

Indonesia - 0.5%
Lembaga Pembiayaan Ekspor Indonesia
3.88%, 4/6/24, Series EMTN, Reg S	250,000	252,812

United Arab Emirates - 1.5%
MDC-GMTN B.V.
5.50%, 4/20/21, Reg S	666,000	737,595

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $2,156,982)		2,205,469

FOREIGN GOVERNMENT OBLIGATIONS - 5.3%

Argentina - 2.2%
Argentine Republic Government International Bond
8.28%, 12/31/33, Series NY	252,367	283,723
7.63%, 4/22/46	750,000	799,875

Total Argentina		1,083,598

Brazil - 1.1%
Brazilian Government International Bond
5.63%, 2/21/47	590,000	574,512

Ecuador - 0.5%
Ecuador Government International Bond
10.75%, 3/28/22(a)	250,000	269,063

Ghana - 0.5%
Ghana Government International Bond
10.75%, 10/14/30(a)	200,000	249,500

Honduras - 0.5%
Honduras Government International Bond
8.75%, 12/16/20(a)	200,000	229,500

Senegal - 0.5%
Senegal Government International Bond
6.25%, 5/23/33(a)	250,000	253,003

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $2,573,694)		2,659,176

	Shares
COMMON STOCKS - 0.3%

Colombia - 0.3%
Pacific Exploration and Production Corp.* (Cost: $1,097,374)	6,223	174,896

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.8%

United States - 6.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.78%(d) (Cost: $3,455,875)(e)	3,455,875	3,455,875

TOTAL INVESTMENTS IN SECURITIES - 102.7% (Cost: $50,828,576)		51,775,335
Liabilities in Excess of Cash and Other Assets - (2.7)%		(1,366,320)

NET ASSETS - 100.0%		$50,409,015

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at May 31, 2017 (See Note 2).
(c)	Rate shown reflects the accrual rate as of May 31, 2017 on securities with variable or step rates.
(d)	Rate shown represents annualized 7-day yield as of May 31, 2017.
(e)

At May 31, 2017, the total market value of the Fund’s securities on loan was $3,344,800 and the total market value of the collateral held by the Fund was $3,455,875. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2017

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS

Short Exposure	Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	25	$(3,157,422)	Sep-17	$(10,938)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2017

Investments	Principal Amount†	Value
FOREIGN GOVERNMENT AGENCIES - 2.2%

South Africa - 0.4%
Landwirtschaftliche Rentenbank
8.25%, 5/23/22, Reg S	12,250,000 ZAR	$937,461

Turkey - 1.8%
Kreditanstalt fuer Wiederaufbau
9.25%, 5/22/20, Reg S	5,100,000 TRY	1,431,865
9.75%, 2/17/21	1,000,000 TRY	278,643
Landwirtschaftliche Rentenbank
5.63%, 2/27/18, Reg S	10,000,000 TRY	2,755,371

Total Turkey		4,465,879

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $6,286,053)		5,403,340

FOREIGN GOVERNMENT OBLIGATIONS - 87.8%

Argentina - 3.3%
Argentine Bonos del Tesoro
18.20%, 10/3/21	38,000,000 ARS	2,541,393
16.00%, 10/17/23	45,575,000 ARS	3,023,348
15.50%, 10/17/26	38,000,000 ARS	2,601,169

Total Argentina		8,165,910

Brazil - 10.3%
Brazil Letras do Tesouro Nacional
12.00%, 1/1/18(a)	2,856,000 BRL	836,333
9.32%, 7/1/19(a)	42,900,000 BRL	10,948,324
Brazil Notas do Tesouro Nacional
10.00%, 1/1/21, Series F	19,147,000 BRL	5,853,987
10.00%, 1/1/23, Series F	12,845,000 BRL	3,858,692
10.00%, 1/1/25, Series F	9,589,000 BRL	2,844,500
10.00%, 1/1/27, Series F	4,500,000 BRL	1,325,869
Brazilian Government International Bond
12.50%, 1/5/22	929,000 BRL	322,987

Total Brazil		25,990,692

China - 3.3%
China Government Bond
3.09%, 11/22/18	4,000,000 CNH	584,420
3.09%, 6/29/20, Reg S	13,500,000 CNY	1,938,180
2.48%, 12/1/20	11,500,000 CNY	1,610,994
2.36%, 8/18/21, Reg S	11,000,000 CNY	1,516,235
3.10%, 6/29/22	12,000,000 CNY	1,685,014
3.16%, 6/27/23	7,000,000 CNY	973,168

Total China		8,308,011

Colombia - 4.8%
Colombia Government International Bond
7.75%, 4/14/21	2,209,000,000 COP	811,093
Colombian TES
7.00%, 5/4/22, Series B	10,764,200,000 COP	3,894,063
10.00%, 7/24/24, Series B	8,403,300,000 COP	3,555,998
6.00%, 4/28/28, Series B	11,755,400,000 COP	3,903,502

Total Colombia		12,164,656

Hungary - 3.1%
Hungary Government Bond
6.50%, 6/24/19, Series 19/A	592,630,000 HUF	2,443,429
7.50%, 11/12/20, Series 20/A	221,050,000 HUF	985,744
7.00%, 6/24/22, Series 22/A	253,900,000 HUF	1,168,189
6.00%, 11/24/23, Series 23/A	287,780,000 HUF	1,292,975
5.50%, 6/24/25, Series 25/B	450,000,000 HUF	1,963,548
3.00%, 10/27/27, Series 27/A	10,000,000 HUF	36,439

Total Hungary		7,890,324

India - 6.4%
India Government Bond
8.27%, 6/9/20	103,000,000 INR	1,668,242
7.80%, 4/11/21	100,000,000 INR	1,605,420
7.68%, 12/15/23	200,000,000 INR	3,224,095
8.40%, 7/28/24	134,000,000 INR	2,232,496
7.59%, 3/20/29	100,000,000 INR	1,603,173
7.88%, 3/19/30	100,000,000 INR	1,633,989
9.20%, 9/30/30	223,000,000 INR	3,984,988

Total India		15,952,403

Indonesia - 8.6%
Indonesia Treasury Bond
7.00%, 5/15/22, Series FR61	45,850,000,000 IDR	3,492,104
8.38%, 3/15/24, Series FR70	45,000,000,000 IDR	3,649,463
8.38%, 9/15/26, Series FR56	47,091,000,000 IDR	3,871,220
9.00%, 3/15/29, Series FR71	9,130,000,000 IDR	774,030
8.75%, 5/15/31, Series FR73	33,000,000,000 IDR	2,771,058
8.25%, 6/15/32, Series FR58	61,064,000,000 IDR	4,847,615
8.75%, 2/15/44, Series FR67	27,019,000,000 IDR	2,223,869

Total Indonesia		21,629,359

Malaysia - 3.2%
Malaysia Government Bond
4.38%, 11/29/19, Series 0902	7,537,000 MYR	1,801,625
3.49%, 3/31/20, Series 0612	2,954,000 MYR	689,842
4.16%, 7/15/21, Series 0111	4,088,000 MYR	975,198
3.42%, 8/15/22, Series 0112	6,468,000 MYR	1,491,569
4.18%, 7/15/24, Series 0114	4,180,000 MYR	995,192
4.39%, 4/15/26, Series 0311	5,239,000 MYR	1,254,051
4.50%, 4/15/30, Series 0310	2,333,000 MYR	553,506
4.25%, 5/31/35, Series 0415	1,600,000 MYR	365,105

Total Malaysia		8,126,088

Mexico - 6.2%
Mexican Bonos
4.75%, 6/14/18, Series M	2,900,000 MXN	151,360
8.50%, 12/13/18, Series M 10	34,453,000 MXN	1,876,861
5.00%, 12/11/19, Series M	49,394,000 MXN	2,505,940
6.50%, 6/10/21, Series M	33,000,000 MXN	1,717,571
6.50%, 6/9/22, Series M	33,487,000 MXN	1,732,944
10.00%, 12/5/24, Series M 20	36,448,000 MXN	2,254,011
7.50%, 6/3/27, Series M 20	17,282,000 MXN	935,132
8.50%, 5/31/29, Series M 20	11,993,000 MXN	698,148
7.75%, 5/29/31, Series M	20,133,000 MXN	1,107,004
7.75%, 11/23/34, Series M	5,719,000 MXN	313,937
10.00%, 11/20/36, Series M 30	10,452,000 MXN	700,068

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2017

Investments	Principal Amount†		Value
8.50%, 11/18/38, Series M 30	15,854,000	MXN	$932,598
7.75%, 11/13/42, Series M	14,142,000	MXN	771,012

Total Mexico			15,696,586

Peru - 3.2%
Peruvian Government International Bond
7.84%, 8/12/20, Reg S	3,281,000	PEN	1,114,310
5.70%, 8/12/24, Reg S	4,740,000	PEN	1,499,842
8.20%, 8/12/26, Reg S	5,013,000	PEN	1,836,093
6.95%, 8/12/31, Reg S	5,826,000	PEN	1,967,175
6.90%, 8/12/37, Reg S	5,125,000	PEN	1,706,120

Total Peru			8,123,540

Philippines - 3.2%
Philippine Government International Bond
4.95%, 1/15/21	119,000,000	PHP	2,456,504
3.90%, 11/26/22	98,000,000	PHP	1,931,845
6.25%, 1/14/36	168,000,000	PHP	3,763,335

Total Philippines			8,151,684

Poland - 3.2%
Republic of Poland Government Bond
2.50%, 7/25/18, Series 0718	1,928,000	PLN	523,725
5.50%, 10/25/19, Series 1019	4,579,000	PLN	1,330,149
5.25%, 10/25/20, Series 1020	5,229,000	PLN	1,541,111
5.75%, 10/25/21, Series 1021	2,360,000	PLN	719,139
5.75%, 9/23/22, Series 0922	4,131,000	PLN	1,276,559
4.00%, 10/25/23, Series 1023	2,986,000	PLN	857,057
3.25%, 7/25/25, Series 0725	4,316,000	PLN	1,176,521
2.50%, 7/25/26, Series 0726	2,271,000	PLN	580,802

Total Poland			8,005,063

Romania - 3.2%
Romania Government Bond
5.60%, 11/28/18, Series 5Y	3,560,000	RON	935,673
2.50%, 4/29/19, Series 3Y	3,500,000	RON	881,953
5.75%, 4/29/20, Series 7Y	6,810,000	RON	1,869,085
3.25%, 3/22/21, Series 5Y	1,470,000	RON	374,824
5.95%, 6/11/21, Series 10Y	4,960,000	RON	1,392,199
5.85%, 4/26/23, Series 10Y	4,000,000	RON	1,142,881
4.75%, 2/24/25, Series 10Y	2,695,000	RON	725,279
5.80%, 7/26/27, Series 15Y	2,500,000	RON	724,360

Total Romania			8,046,254

Russia - 10.2%
Russian Federal Bond - OFZ
7.50%, 2/27/19, Series 6208	60,673,000	RUB	1,062,265
6.70%, 5/15/19, Series 6216	54,000,000	RUB	932,876
6.80%, 12/11/19, Series 6210	290,000,000	RUB	4,973,158
7.60%, 4/14/21, Series 6205	219,964,000	RUB	3,848,987
7.60%, 7/20/22, Series 6209	213,125,000	RUB	3,744,542
7.00%, 1/25/23, Series 6211	96,144,000	RUB	1,650,603
7.00%, 8/16/23, Series 6215	21,950,000	RUB	373,745
7.05%, 1/19/28, Series 6212	418,715,000	RUB	7,097,925
8.50%, 9/17/31, Series 6218	100,000,000	RUB	1,882,405

Total Russia			25,566,506

South Africa - 4.4%
Republic of South Africa Government Bond
10.50%, 12/21/26, Series R186	22,562,000	ZAR	1,923,003
8.00%, 1/31/30, Series 2030	15,976,000	ZAR	1,115,844
7.00%, 2/28/31, Series R213	39,445,000	ZAR	2,504,049
6.25%, 3/31/36, Series R209	3,156,600	ZAR	173,591
8.50%, 1/31/37, Series 2037	14,000,000	ZAR	965,893
6.50%, 2/28/41, Series R214	41,303,000	ZAR	2,233,627
8.75%, 1/31/44, Series 2044	18,000,000	ZAR	1,243,789
8.75%, 2/28/48, Series 2048	13,100,000	ZAR	903,432

Total South Africa			11,063,228

Thailand - 6.5%
Thailand Government Bond
3.88%, 6/13/19	42,000,000	THB	1,290,893
2.55%, 6/26/20	80,422,000	THB	2,419,557
3.65%, 12/17/21	137,785,000	THB	4,334,924
3.63%, 6/16/23	91,669,000	THB	2,893,557
3.85%, 12/12/25	57,480,000	THB	1,856,049
3.58%, 12/17/27	16,086,000	THB	504,734
4.88%, 6/22/29	83,602,000	THB	2,942,231

Total Thailand			16,241,945

Turkey - 4.7%
Turkey Government Bond
8.50%, 7/10/19	3,066,000	TRY	834,881
10.50%, 1/15/20	1,456,000	TRY	412,736
9.40%, 7/8/20	4,000,000	TRY	1,101,654
9.50%, 1/12/22	9,114,000	TRY	2,493,368
8.50%, 9/14/22	11,224,000	TRY	2,945,248
8.00%, 3/12/25	16,262,000	TRY	4,058,028

Total Turkey			11,845,915

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $245,931,759)			220,968,164

SUPRANATIONAL BONDS - 3.0%
European Investment Bank
7.50%, 1/30/19	9,180,000	ZAR	695,480
4.95%, 3/1/19, Reg S	25,000,000,000	IDR	1,839,527
7.20%, 7/9/19, Reg S	28,890,000,000	IDR	2,218,316
8.38%, 7/29/22, Reg S	12,620,000	ZAR	976,178
8.13%, 12/21/26	24,000,000	ZAR	1,777,961

TOTAL SUPRANATIONAL BONDS (Cost: $7,787,512)			7,507,462

TOTAL INVESTMENTS IN SECURITIES - 93.0% (Cost: $260,005,324)			233,878,966
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 7.0%			17,678,247

NET ASSETS - 100.0%			$251,557,213

†	Principal amount is reported in U.S. dollars unless otherwise noted.
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of May 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2017

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
6/21/2017	USD	3,354,579	COP	10,000,000,000	$57,684
6/21/2017	USD	491,787	COP	1,500,000,000	20,052
6/21/2017	USD	7,945,617	KRW	9,000,000,000	89,811
6/21/2017	USD	178,502	KRW	200,000,000	62

					$167,609

CURRENCY LEGEND

ARS	Argentine Peso

BRL	Brazilian real

CNH	Offshore Chinese renminbi

CNY	Chinese yuan

COP	Colombian peso

HUF	Hungary forint

IDR	Indonesian rupiah

INR	Indian rupee

KRW	South Korean won

MXN	Mexican peso

MYR	Malaysian ringgit

PEN	Peruvian Nuevo sol

PHP	Philippine peso

PLN	Polish zloty

RON	Romanian leu

RUB	Russian ruble

THB	Thai baht

TRY	Turkish New lira

USD	U.S. dollar

ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2017

Investments	Principal Amount	Value
CORPORATE BONDS - 83.9%

United States - 83.9%
ACE Cash Express, Inc.
11.00%, 2/1/19(a)(b)	$50,000	$50,125
ADT Corp. (The)
6.25%, 10/15/21	350,000	386,750
Aircastle Ltd.
5.13%, 3/15/21	350,000	376,250
AK Steel Corp.
7.63%, 10/1/21(b)	200,000	206,720
Alere, Inc.
7.25%, 7/1/18	120,000	120,825
Aleris International, Inc.
7.88%, 11/1/20	50,000	49,485
9.50%, 4/1/21(a)	125,000	131,250
Allegiant Travel Co.
5.50%, 7/15/19	100,000	103,625
Alliance One International, Inc.
9.88%, 7/15/21(b)	150,000	131,437
Ally Financial, Inc.
3.50%, 1/27/19	400,000	406,440
3.75%, 11/18/19	100,000	102,500
7.50%, 9/15/20	700,000	794,500
American Airlines Group, Inc.
6.13%, 6/1/18	212,000	220,480
5.50%, 10/1/19(a)	200,000	210,126
4.63%, 3/1/20(a)(b)	300,000	309,750
American Axle & Manufacturing, Inc.
6.25%, 3/15/21(b)	350,000	361,560
American Equity Investment Life Holding Co.
6.63%, 7/15/21	100,000	103,875
American Midstream Partners L.P.
8.50%, 12/15/21(a)	150,000	153,750
Amkor Technology, Inc.
6.63%, 6/1/21	100,000	102,000
Anixter, Inc.
5.13%, 10/1/21	350,000	373,625
APX Group, Inc.
8.75%, 12/1/20(b)	100,000	103,875
Archrock Partners L.P.
6.00%, 4/1/21	100,000	100,750
Arconic, Inc.
6.15%, 8/15/20	150,000	165,248
5.40%, 4/15/21	200,000	216,098
Artesyn Embedded Technologies, Inc.
9.75%, 10/15/20(a)	50,000	49,375
Ascent Resources Utica Holdings LLC
10.00%, 4/1/22(a)	100,000	102,875
Atwood Oceanics, Inc.
6.50%, 2/1/20(b)	200,000	200,750
Avon Products, Inc.
6.60%, 3/15/20	75,000	76,688
Beazer Homes USA, Inc.
8.75%, 3/15/22	100,000	112,000
Blackboard, Inc.
9.75%, 10/15/21(a)	100,000	97,750
BMC Software Finance, Inc.
8.13%, 7/15/21(a)	175,000	179,602
Bon-Ton Department Stores, Inc. (The)
8.00%, 6/15/21	50,000	18,750
Boxer Parent Co., Inc.
9.00%, 10/15/19(a)	25,000	25,091
Bumble Bee Holdings, Inc.
9.00%, 12/15/17(a)	50,000	50,031
Cablevision Systems Corp.
7.75%, 4/15/18	438,000	457,570
CalAtlantic Group, Inc.
8.38%, 5/15/18	69,000	73,154
Calumet Specialty Products Partners L.P.
6.50%, 4/15/21	75,000	67,500
Capsugel S.A.
7.00%, 5/15/19(a)	50,000	50,050
CDK Global, Inc.
3.80%, 10/15/19	100,000	103,375
Centene Corp.
5.63%, 2/15/21	100,000	104,688
Century Aluminum Co.
7.50%, 6/1/21(a)(b)	100,000	102,000
CenturyLink, Inc.
5.63%, 4/1/20, Series V	300,000	319,125
Cequel Communications Holdings I LLC
6.38%, 9/15/20(a)	35,000	35,963
5.13%, 12/15/21(a)	250,000	256,250
Ceridian HCM Holding, Inc.
11.00%, 3/15/21(a)	150,000	158,156
CF Industries, Inc.
7.13%, 5/1/20	100,000	110,750
Chesapeake Energy Corp.
6.63%, 8/15/20(b)	225,000	235,125
Chester Downs & Marina LLC
9.25%, 2/1/20(a)	50,000	51,625
CIT Group, Inc.
5.50%, 2/15/19(a)	101,000	106,808
Citgo Holding, Inc.
10.75%, 2/15/20(a)	250,000	271,250
Claire’s Stores, Inc.
9.00%, 3/15/19(a)	150,000	73,500
Clean Harbors, Inc.
5.25%, 8/1/20	100,000	101,750
Clear Channel Worldwide Holdings, Inc.
7.63%, 3/15/20, Series A	65,000	64,675
7.63%, 3/15/20, Series B	200,000	201,750
Cliffs Natural Resources, Inc.
8.25%, 3/31/20(a)	47,000	51,935
Cloud Peak Energy Resources LLC
12.00%, 11/1/21	50,000	53,000
CNH Industrial Capital LLC
3.63%, 4/15/18	200,000	202,500
4.38%, 11/6/20	40,000	41,850
Commercial Metals Co.
7.35%, 8/15/18	200,000	212,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2017

Investments	Principal Amount	Value
Community Health Systems, Inc.
8.00%, 11/15/19(b)	$600,000	$605,250
7.13%, 7/15/20	100,000	98,875
5.13%, 8/1/21(b)	400,000	406,500
Comstock Resources, Inc.
10.00%, 3/15/20	100,000	102,000
CONSOL Energy, Inc.
5.88%, 4/15/22	200,000	198,250
Credit Acceptance Corp.
6.13%, 2/15/21	100,000	101,250
CTR Partnership L.P.
5.88%, 6/1/21	150,000	154,485
DCP Midstream Operating L.P.
2.50%, 12/1/17	64,000	64,160
Dell, Inc.
5.65%, 4/15/18(b)	300,000	310,500
DISH DBS Corp.
4.25%, 4/1/18	176,000	179,080
7.88%, 9/1/19	200,000	222,250
6.75%, 6/1/21	450,000	499,500
DJO Finco, Inc.
8.13%, 6/15/21(a)	70,000	65,450
DuPont Fabros Technology L.P.
5.88%, 9/15/21	300,000	312,187
DynCorp International, Inc.
11.88%, 11/30/20	100,000	102,500
Dynegy, Inc.
6.75%, 11/1/19	250,000	258,437
EMC Corp.
2.65%, 6/1/20	600,000	592,136
Energen Corp.
4.63%, 9/1/21	250,000	256,250
Energy Transfer Equity L.P.
7.50%, 10/15/20	250,000	280,625
Enova International, Inc.
9.75%, 6/1/21	200,000	206,000
Ensco PLC
4.70%, 3/15/21(b)	85,000	86,275
EP Energy LLC
9.38%, 5/1/20	150,000	138,000
EV Energy Partners L.P.
8.00%, 4/15/19	100,000	62,500
Everi Payments, Inc.
10.00%, 1/15/22	100,000	110,125
FBM Finance, Inc.
8.25%, 8/15/21(a)	50,000	54,000
Fidelity & Guaranty Life Holdings, Inc.
6.38%, 4/1/21(a)	75,000	77,156
FirstEnergy Solutions Corp.
6.05%, 8/15/21	110,000	44,000
Florida East Coast Holdings Corp.
6.75%, 5/1/19(a)	100,000	103,250
Forum Energy Technologies, Inc.
6.25%, 10/1/21	100,000	100,000
Freeport-McMoRan, Inc.
3.10%, 3/15/20	350,000	346,181
6.50%, 11/15/20(a)	250,000	260,020
Frontier Communications Corp.
8.13%, 10/1/18	100,000	106,000
8.50%, 4/15/20	100,000	106,250
8.88%, 9/15/20	200,000	213,250
GameStop Corp.
6.75%, 3/15/21(a)(b)	100,000	102,875
GenOn Energy, Inc.
7.88%, 6/15/17(h)	110,000	80,850
9.50%, 10/15/18(h)	100,000	72,500
Genworth Holdings, Inc.
6.52%, 5/22/18(b)	50,000	50,375
7.20%, 2/15/21	250,000	236,250
7.63%, 9/24/21(b)	125,000	119,375
GEO Group, Inc. (The)
5.88%, 1/15/22	50,000	52,250
GLP Capital L.P.
4.88%, 11/1/20	220,000	234,300
GrafTech International Ltd.
6.38%, 11/15/20	150,000	131,625
Graphic Packaging International, Inc.
4.75%, 4/15/21	150,000	157,875
Greif, Inc.
7.75%, 8/1/19	100,000	110,625
Guitar Center, Inc.
6.50%, 4/15/19(a)(b)	75,000	64,969
Harland Clarke Holdings Corp.
6.88%, 3/1/20(a)	75,000	77,719
9.25%, 3/1/21(a)	75,000	73,500
HC2 Holdings, Inc.
11.00%, 12/1/19(a)	100,000	103,250
HCA Healthcare, Inc.
6.25%, 2/15/21	400,000	438,000
HCA, Inc.
3.75%, 3/15/19	150,000	153,562
6.50%, 2/15/20	500,000	550,625
Hecla Mining Co.
6.88%, 5/1/21	250,000	258,281
Hertz Corp. (The)
6.75%, 4/15/19(b)	156,000	156,523
5.88%, 10/15/20(b)	100,000	95,250
Hexion, Inc.
6.63%, 4/15/20	417,000	389,895
Hornbeck Offshore Services, Inc.
5.88%, 4/1/20	75,000	42,608
HRG Group, Inc.
7.75%, 1/15/22	100,000	106,300
Hub Holdings LLC
8.13%, 7/15/19(a)	100,000	100,438
HUB International Ltd.
7.88%, 10/1/21(a)	150,000	157,125
Hughes Satellite Systems Corp.
6.50%, 6/15/19	150,000	162,937
7.63%, 6/15/21	300,000	341,625
Huntington Ingalls Industries, Inc.
5.00%, 12/15/21(a)	100,000	103,750
Huntsman International LLC
4.88%, 11/15/20	100,000	106,500
IASIS Healthcare LLC
8.38%, 5/15/19	150,000	151,969

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2017

Investments	Principal Amount	Value
Icahn Enterprises L.P.
4.88%, 3/15/19	$300,000	$305,100
6.00%, 8/1/20	550,000	565,812
iHeartCommunications, Inc.
9.00%, 12/15/19	350,000	278,467
9.00%, 3/1/21	150,000	110,813
Immucor, Inc.
11.13%, 8/15/19(b)	50,000	50,563
Infor Software Parent LLC
7.13%, 5/1/21(a)	60,000	62,250
Iron Mountain, Inc.
6.00%, 10/1/20(a)	175,000	182,875
iStar, Inc.
7.13%, 2/15/18	100,000	103,375
4.88%, 7/1/18	149,000	150,490
5.00%, 7/1/19	200,000	203,000
j2 Cloud Services LLC
8.00%, 8/1/20(b)	56,000	57,855
JC Penney Corp., Inc.
8.13%, 10/1/19(b)	47,000	52,229
Jurassic Holdings III, Inc.
6.88%, 2/15/21(a)	50,000	41,750
K Hovnanian Enterprises, Inc.
7.25%, 10/15/20(a)	200,000	199,000
KB Home
7.25%, 6/15/18	100,000	105,000
4.75%, 5/15/19	53,000	54,855
8.00%, 3/15/20	200,000	225,000
7.00%, 12/15/21	100,000	112,500
KCG Holdings, Inc.
6.88%, 3/15/20(a)	100,000	103,875
Kindred Healthcare, Inc.
8.00%, 1/15/20	200,000	210,376
Kratos Defense & Security Solutions, Inc.
7.00%, 5/15/19	200,000	205,500
L Brands, Inc.
7.00%, 5/1/20	350,000	390,103
Laredo Petroleum, Inc.
5.63%, 1/15/22	200,000	197,250
Legacy Reserves L.P.
6.63%, 12/1/21	100,000	75,500
Lennar Corp.
4.75%, 12/15/17	236,000	238,360
4.50%, 6/15/19	350,000	365,312
4.75%, 4/1/21	200,000	211,750
Lexmark International, Inc.
6.13%, 3/15/20(b)	100,000	104,349
LSB Industries, Inc.
8.50%, 8/1/19(b)(c)	50,000	49,750
M/I Homes, Inc.
6.75%, 1/15/21	269,000	283,795
Mallinckrodt International Finance S.A.
4.88%, 4/15/20(a)	100,000	100,500
Manitowoc Co., Inc. (The)
12.75%, 8/15/21(a)	200,000	227,500
Martin Midstream Partners L.P.
7.25%, 2/15/21	140,000	144,200
McDermott International, Inc.
8.00%, 5/1/21(a)	305,000	316,437
MDC Holdings, Inc.
5.63%, 2/1/20	86,000	93,203
MGM Resorts International
6.75%, 10/1/20	500,000	556,875
6.63%, 12/15/21	100,000	112,500
Momentive Performance Materials, Inc.
3.88%, 10/24/21	200,000	203,000
Monitronics International, Inc.
9.13%, 4/1/20(b)	150,000	144,000
MPT Operating Partnership L.P.
6.38%, 2/15/22	150,000	155,156
Nabors Industries, Inc.
5.00%, 9/15/20	400,000	413,000
Nationstar Mortgage LLC
7.88%, 10/1/20	240,000	247,950
6.50%, 7/1/21	100,000	102,625
Nature’s Bounty Co. (The)
7.63%, 5/15/21(a)	200,000	209,500
Navient Corp.
8.45%, 6/15/18	375,000	398,700
8.00%, 3/25/20	700,000	775,250
Navios Maritime Acquisition Corp.
8.13%, 11/15/21(a)	100,000	88,500
Navistar International Corp.
8.25%, 11/1/21	240,000	244,049
NCL Corp. Ltd.
4.63%, 11/15/20(a)	100,000	103,000
4.75%, 12/15/21(a)	300,000	309,750
NCR Corp.
4.63%, 2/15/21	100,000	102,500
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21(a)(b)	155,000	80,988
Neovia Logistics Services LLC
8.88%, 8/1/20(a)	50,000	40,250
Netflix, Inc.
5.38%, 2/1/21	355,000	386,950
NewStar Financial, Inc.
7.25%, 5/1/20	150,000	154,500
NFP Corp.
9.00%, 7/15/21(a)	50,000	52,594
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/1/21(a)	100,000	103,750
Nine West Holdings, Inc.
8.25%, 3/15/19(a)	50,000	13,000
Northern Oil and Gas, Inc.
8.00%, 6/1/20	150,000	120,750
NuStar Logistics L.P.
4.80%, 9/1/20	380,000	398,050
Oasis Petroleum, Inc.
6.88%, 3/15/22(b)	100,000	101,625
Och-Ziff Finance Co. LLC
4.50%, 11/20/19(a)(b)	310,000	294,887
OneMain Financial Holdings LLC
6.75%, 12/15/19(a)	50,000	52,563
7.25%, 12/15/21(a)	100,000	105,810
Opal Acquisition, Inc.
8.88%, 12/15/21(a)	150,000	136,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2017

Investments	Principal Amount	Value
Orbital ATK, Inc.
5.25%, 10/1/21	$300,000	$310,689
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/22(a)	100,000	104,750
Pacific Drilling S.A.
5.38%, 6/1/20(a)(b)	100,000	50,500
Pactiv LLC
8.13%, 6/15/17	153,000	153,382
PHH Corp.
6.38%, 8/15/21	175,000	177,187
Platform Specialty Products Corp.
10.38%, 5/1/21(a)	200,000	222,250
Prestige Brands, Inc.
5.38%, 12/15/21(a)	100,000	102,500
Production Resource Group, Inc.
8.88%, 5/1/19	100,000	68,000
PulteGroup, Inc.
7.63%, 10/15/17	50,000	51,125
QEP Resources, Inc.
6.88%, 3/1/21(b)	300,000	316,500
Radian Group, Inc.
5.50%, 6/1/19	337,000	354,271
Rent-A-Center, Inc.
6.63%, 11/15/20(b)	125,000	116,250
Resolute Energy Corp.
8.50%, 5/1/20	175,000	178,500
RHP Hotel Properties L.P.
5.00%, 4/15/21	150,000	154,125
Rite Aid Corp.
9.25%, 3/15/20	120,000	124,366
Rockies Express Pipeline LLC
6.85%, 7/15/18(a)	200,000	210,500
rue21, Inc.
9.00%, 10/15/21(a)(d)	50,000	2,250
Sabra Health Care L.P.
5.50%, 2/1/21	200,000	208,625
Safeway, Inc.
5.00%, 8/15/19	200,000	205,000
Sanchez Energy Corp.
7.75%, 6/15/21(b)	100,000	94,750
Scientific Games International, Inc.
6.63%, 5/15/21	100,000	99,500
7.00%, 1/1/22(a)	100,000	107,000
Select Medical Corp.
6.38%, 6/1/21	200,000	205,500
Service Corp. International
7.63%, 10/1/18	100,000	107,625
SESI LLC
7.13%, 12/15/21	100,000	100,250
Silgan Holdings, Inc.
5.00%, 4/1/20	112,000	114,068
Sinclair Television Group, Inc.
5.38%, 4/1/21	100,000	103,000
Southwestern Energy Co.
5.80%, 1/23/20	100,000	101,750
Springleaf Finance Corp.
5.25%, 12/15/19	200,000	206,000
7.75%, 10/1/21	250,000	273,125
Sprint Communications, Inc.
9.00%, 11/15/18(a)	278,000	305,452
7.00%, 3/1/20(a)	300,000	333,750
7.00%, 8/15/20	100,000	110,750
Sprint Corp.
7.25%, 9/15/21	100,000	113,781
Starwood Property Trust, Inc.
5.00%, 12/15/21(a)	250,000	261,250
Steel Dynamics, Inc.
5.13%, 10/1/21	400,000	414,500
Sungard Availability Services Capital, Inc.
8.75%, 4/1/22(a)	100,000	80,000
Sunoco L.P.
5.50%, 8/1/20	100,000	103,375
6.25%, 4/15/21	150,000	158,625
Syniverse Foreign Holdings Corp.
9.13%, 1/15/22(a)	100,000	100,500
Synovus Financial Corp.
5.75%, 12/15/25(c)	250,000	265,625
T-Mobile USA, Inc.
6.13%, 1/15/22	100,000	105,625
Talen Energy Supply LLC
4.63%, 7/15/19(a)(b)	45,000	43,988
4.60%, 12/15/21(b)	250,000	195,000
Taylor Morrison Communities, Inc.
5.25%, 4/15/21(a)	200,000	205,000
TEGNA, Inc.
5.13%, 10/15/19	100,000	102,500
4.88%, 9/15/21(a)(b)	100,000	103,250
Tenet Healthcare Corp.
5.00%, 3/1/19	205,000	209,998
4.75%, 6/1/20	200,000	207,750
8.00%, 8/1/20	150,000	153,000
6.00%, 10/1/20	400,000	429,500
4.38%, 10/1/21	100,000	103,150
8.13%, 4/1/22	150,000	158,625
Tesoro Logistics L.P.
5.50%, 10/15/19	103,000	109,438
TIBCO Software, Inc.
11.38%, 12/1/21(a)	100,000	110,750
Titan International, Inc.
6.88%, 10/1/20(b)	300,000	310,875
TMX Finance LLC
8.50%, 9/15/18(a)	60,000	57,300
Toll Brothers Finance Corp.
4.00%, 12/31/18	100,000	103,173
5.88%, 2/15/22	200,000	221,250
TPC Group, Inc.
8.75%, 12/15/20(a)	175,000	165,812
Transocean, Inc.
6.50%, 11/15/20(b)	300,000	308,250
TRI Pointe Group, Inc.
4.38%, 6/15/19	200,000	206,000
Triumph Group, Inc.
4.88%, 4/1/21	100,000	100,500
Tronox Finance LLC
6.38%, 8/15/20	70,000	70,875
TRU Taj LLC
12.00%, 8/15/21(a)	125,000	115,938
Unit Corp.
6.63%, 5/15/21	300,000	295,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2017

Investments	Principal Amount	Value
United Continental Holdings, Inc.
6.00%, 12/1/20(b)	$500,000	$544,660
United States Steel Corp.
7.38%, 4/1/20(b)	56,000	60,816
8.38%, 7/1/21(a)	300,000	330,000
Universal Hospital Services, Inc.
7.63%, 8/15/20	35,000	35,875
Valeant Pharmaceuticals International, Inc.
6.75%, 8/15/18(a)(b)	239,000	241,390
5.38%, 3/15/20(a)(b)	725,000	677,911
7.50%, 7/15/21(a)	200,000	186,126
Vanguard Natural Resources LLC
7.88%, 4/1/20(d)	75,000	34,125
Viacom, Inc.
5.88%, 2/28/57(c)	100,000	103,358
Weatherford International Ltd.
9.63%, 3/1/19(b)	100,000	110,250
5.13%, 9/15/20	50,000	50,375
Western Refining, Inc.
6.25%, 4/1/21	150,000	154,734
Whiting Petroleum Corp.
5.00%, 3/15/19	175,000	175,437
Windstream Services LLC
7.75%, 10/15/20	100,000	101,219
WPX Energy, Inc.
7.50%, 8/1/20	200,000	212,000
WR Grace & Co-Conn
5.13%, 10/1/21(a)	200,000	213,500
Yum! Brands, Inc.
3.88%, 11/1/20(b)	100,000	102,875

TOTAL CORPORATE BONDS (Cost: $47,824,582)		48,292,633

FOREIGN CORPORATE BONDS - 13.7%

Australia - 0.2%
Virgin Australia Holdings Ltd.
8.50%, 11/15/19(a)	100,000	105,375

Bermuda - 0.2%
Teekay Corp.
8.50%, 1/15/20(b)	150,000	146,250

Canada - 5.6%
Air Canada
7.75%, 4/15/21(a)(b)	400,000	458,500
Bombardier, Inc.
4.75%, 4/15/19(a)	50,000	51,063
7.75%, 3/15/20(a)	100,000	108,375
8.75%, 12/1/21(a)	325,000	362,375
Brookfield Residential Properties, Inc.
6.50%, 12/15/20(a)	100,000	103,500
Calfrac Holdings L.P.
7.50%, 12/1/20(a)	110,000	98,450
Cenovus Energy, Inc.
5.70%, 10/15/19	150,000	160,917
Eldorado Gold Corp.
6.13%, 12/15/20(a)	200,000	206,000
First Quantum Minerals Ltd.
7.00%, 2/15/21(a)	350,000	368,305
Gibson Energy, Inc.
6.75%, 7/15/21(a)	200,000	208,500
Imperial Metals Corp.
7.00%, 3/15/19(a)	100,000	94,750
Kinross Gold Corp.
5.13%, 9/1/21	300,000	318,000
Lundin Mining Corp.
7.50%, 11/1/20(a)	250,000	265,652
New Red Finance, Inc.
6.00%, 4/1/22(a)	300,000	313,035
Precision Drilling Corp.
6.63%, 11/15/20	59,791	60,389
Seven Generations Energy Ltd.
8.25%, 5/15/20(a)	31,000	32,550

Total Canada		3,210,361

France - 0.4%
Credit Agricole S.A.
8.38%, 10/13/19(a)(c)(e)	200,000	224,000

Germany - 0.2%
Fresenius Medical Care U.S. Finance II, Inc.
5.63%, 7/31/19(a)	100,000	107,125

Ghana - 0.4%
Kosmos Energy Ltd.
7.88%, 8/1/21(a)	200,000	204,000

Italy - 0.8%
Telecom Italia Capital S.A.
7.18%, 6/18/19	46,000	50,686
Wind Acquisition Finance S.A.
6.50%, 4/30/20(a)	200,000	207,000
7.38%, 4/23/21(a)	200,000	208,525

Total Italy		466,211

Japan - 0.7%
SoftBank Group Corp.
4.50%, 4/15/20(a)	400,000	416,540

Luxembourg - 2.6%
Accudyne Industries Borrower
7.75%, 12/15/20(a)	150,000	152,625
ArcelorMittal
5.75%, 8/5/20	400,000	434,500
Intelsat Connect Finance S.A.
12.50%, 4/1/22(a)	100,000	87,500
Intelsat Jackson Holdings S.A.
7.25%, 4/1/19(b)	586,000	564,025
7.50%, 4/1/21	75,000	67,312
Millicom International Cellular S.A.
6.63%, 10/15/21(a)	200,000	209,500

Total Luxembourg		1,515,462

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2017

Investments	Principal Amount	Value
Netherlands - 0.4%
NXP B.V.
4.13%, 6/1/21(a)	$200,000	$211,500

New Zealand - 0.4%
Reynolds Group Issuer, Inc.
5.75%, 10/15/20	250,000	257,000

United Kingdom - 1.8%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18(a)	200,000	188,000
Anglo American Capital PLC
4.45%, 9/27/20(a)	200,000	209,000
CEVA Group PLC
4.00%, 5/1/18(a)	150,000	146,187
7.00%, 3/1/21(a)(b)	75,000	68,250
Noble Holding International Ltd.
5.75%, 3/16/18(b)	100,000	102,125
Royal Bank of Scotland Group PLC
4.70%, 7/3/18	120,000	122,678
Tullow Oil PLC
6.00%, 11/1/20(a)	200,000	195,000

Total United Kingdom		1,031,240

TOTAL FOREIGN CORPORATE BONDS (Cost: $7,769,861)		7,895,064

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 11.7%

United States - 11.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.78%(f) (Cost: $6,707,400)(g)	6,707,400	6,707,400

TOTAL INVESTMENTS IN SECURITIES - 109.3% (Cost: $62,301,843)		62,895,097
Liabilities in Excess of Cash and Other Assets - (9.3)%		(5,349,788)

NET ASSETS - 100.0%		$57,545,309

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at May 31, 2017 (See Note 2).
(c)	Rate shown reflects the accrual rate as of May 31, 2017 on securities with variable or step rates.
(d)	Security in default on interest payments.
(e)	The security has a perpetual maturity; the date displayed is the next call date.
(f)	Rate shown represents annualized 7-day yield as of May 31, 2017.
(g)

At May 31, 2017, the total market value of the Fund’s securities on loan was $6,829,498 and the total market value of the collateral held by the Fund was $7,052,129. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $344,729.

(h)	Subsequent to May 31, 2017, the security issuer filed for bankruptcy.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS

Short Exposure	Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	90	$(19,483,594)	Sep-17	$(4,243)
5 Year U.S. Treasury Note	152	(17,983,500)	Sep-17	(36,813)

				$(41,056)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

May 31, 2017

Investments	Principal Amount	Value
CORPORATE BONDS - 84.4%

United States - 84.4%
ACE Cash Express, Inc.
11.00%, 2/1/19(a)(b)	$50,000	$50,125
ACI Worldwide, Inc.
6.38%, 8/15/20(a)	50,000	51,344
ADT Corp. (The)
6.25%, 10/15/21	125,000	138,125
Aircastle Ltd.
5.13%, 3/15/21	100,000	107,500
Alere, Inc.
7.25%, 7/1/18	51,000	51,351
Aleris International, Inc.
7.88%, 11/1/20	50,000	49,485
9.50%, 4/1/21(a)	50,000	52,500
Alliance One International, Inc.
9.88%, 7/15/21(b)	50,000	43,813
Ally Financial, Inc.
7.50%, 9/15/20	350,000	397,250
American Airlines Group, Inc.
5.50%, 10/1/19(a)	175,000	183,860
American Axle & Manufacturing, Inc.
6.25%, 3/15/21(b)	50,000	51,651
American Midstream Partners L.P.
8.50%, 12/15/21(a)	50,000	51,250
Amkor Technology, Inc.
6.63%, 6/1/21	50,000	51,000
Anixter, Inc.
5.63%, 5/1/19	36,000	38,025
APX Group, Inc.
6.38%, 12/1/19(b)	10,000	10,329
8.75%, 12/1/20	50,000	51,937
Archrock Partners L.P.
6.00%, 4/1/21	50,000	50,375
Arconic, Inc.
6.15%, 8/15/20	200,000	220,331
Artesyn Embedded Technologies, Inc.
9.75%, 10/15/20(a)	50,000	49,375
Atwood Oceanics, Inc.
6.50%, 2/1/20(b)	50,000	50,188
Avon Products, Inc.
6.60%, 3/15/20	50,000	51,125
Beazer Homes USA, Inc.
5.75%, 6/15/19	17,000	17,935
8.75%, 3/15/22	25,000	28,000
Blackboard, Inc.
9.75%, 10/15/21(a)	25,000	24,438
BMC Software Finance, Inc.
8.13%, 7/15/21(a)	75,000	76,972
Boxer Parent Co., Inc.
9.00%, 10/15/19(a)	25,000	25,091
Cablevision Systems Corp.
7.75%, 4/15/18	158,000	165,059
Caesars Entertainment Resort Properties LLC
8.00%, 10/1/20	17,000	17,648
CalAtlantic Group, Inc.
8.38%, 5/15/18	59,000	62,552
Calumet Specialty Products Partners L.P.
6.50%, 4/15/21	50,000	45,000
Centene Corp.
5.63%, 2/15/21	50,000	52,344
Century Aluminum Co.
7.50%, 6/1/21(a)(b)	50,000	51,000
CenturyLink, Inc.
5.63%, 4/1/20, Series V	50,000	53,187
Cequel Communications Holdings I LLC
6.38%, 9/15/20(a)	92,000	94,530
Ceridian HCM Holding, Inc.
11.00%, 3/15/21(a)	50,000	52,719
Chesapeake Energy Corp.
6.63%, 8/15/20	75,000	78,375
CIT Group, Inc.
5.50%, 2/15/19(a)	34,000	35,955
Citgo Holding, Inc.
10.75%, 2/15/20(a)	50,000	54,250
Claire’s Stores, Inc.
9.00%, 3/15/19(a)	50,000	24,500
Clean Harbors, Inc.
5.13%, 6/1/21	50,000	51,250
Clear Channel Worldwide Holdings, Inc.
7.63%, 3/15/20, Series A	50,000	49,750
Cliffs Natural Resources, Inc.
8.25%, 3/31/20(a)	23,000	25,415
Cloud Peak Energy Resources LLC
12.00%, 11/1/21	25,000	26,500
CNH Industrial Capital LLC
3.63%, 4/15/18	100,000	101,250
4.38%, 11/6/20	30,000	31,388
Commercial Metals Co.
7.35%, 8/15/18	50,000	53,000
Community Health Systems, Inc.
8.00%, 11/15/19(b)	130,000	131,137
7.13%, 7/15/20	50,000	49,438
5.13%, 8/1/21(b)	150,000	152,437
Comstock Resources, Inc.
10.00%, 3/15/20	25,000	25,500
CONSOL Energy, Inc.
5.88%, 4/15/22	50,000	49,563
CoreCivic, Inc.
4.13%, 4/1/20	50,000	51,625
CTR Partnership L.P.
5.88%, 6/1/21	50,000	51,495
DCP Midstream Operating L.P.
2.50%, 12/1/17	44,000	44,110
5.35%, 3/15/20(a)	72,000	75,600
Dell, Inc.
5.65%, 4/15/18	150,000	155,250
DISH DBS Corp.
4.25%, 4/1/18	200,000	203,500
6.75%, 6/1/21	120,000	133,200
DJO Finco, Inc.
8.13%, 6/15/21(a)	25,000	23,375
Dollar Tree, Inc.
5.25%, 3/1/20	75,000	77,297

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

May 31, 2017

Investments	Principal Amount	Value
DynCorp International, Inc.
11.88%, 11/30/20	$25,000	$25,625
Dynegy, Inc.
6.75%, 11/1/19	50,000	51,687
Energen Corp.
4.63%, 9/1/21	75,000	76,875
Energy Transfer Equity L.P.
7.50%, 10/15/20	89,000	99,902
Enova International, Inc.
9.75%, 6/1/21	50,000	51,500
Ensco PLC
4.70%, 3/15/21(b)	50,000	50,750
EP Energy LLC
9.38%, 5/1/20	45,000	41,400
Equinix, Inc.
4.88%, 4/1/20	50,000	51,344
EV Energy Partners L.P.
8.00%, 4/15/19	25,000	15,625
FBM Finance, Inc.
8.25%, 8/15/21(a)	25,000	27,000
FirstEnergy Solutions Corp.
6.05%, 8/15/21	75,000	30,000
Florida East Coast Holdings Corp.
6.75%, 5/1/19(a)	50,000	51,625
Freeport-McMoRan, Inc.
3.10%, 3/15/20(b)	100,000	98,909
6.50%, 11/15/20(a)	50,000	52,004
Frontier Communications Corp.
8.13%, 10/1/18	50,000	53,000
8.88%, 9/15/20	30,000	31,988
GenOn Energy, Inc.
7.88%, 6/15/17(h)	70,000	51,450
Genworth Holdings, Inc.
7.63%, 9/24/21(b)	150,000	143,250
GEO Group, Inc. (The)
5.88%, 1/15/22	75,000	78,375
GLP Capital L.P.
4.88%, 11/1/20	80,000	85,200
GrafTech International Ltd.
6.38%, 11/15/20	50,000	43,875
Harland Clarke Holdings Corp.
6.88%, 3/1/20(a)	50,000	51,812
HC2 Holdings, Inc.
11.00%, 12/1/19(a)	50,000	51,625
HCA Healthcare, Inc.
6.25%, 2/15/21	100,000	109,500
HCA, Inc.
3.75%, 3/15/19	100,000	102,375
6.50%, 2/15/20	179,000	197,124
Hertz Corp. (The)
6.75%, 4/15/19(b)	81,000	81,271
Hexion, Inc.
6.63%, 4/15/20	133,000	124,355
Hornbeck Offshore Services, Inc.
5.88%, 4/1/20	25,000	14,203
HRG Group, Inc.
7.88%, 7/15/19	89,000	91,915
7.75%, 1/15/22	80,000	85,040
Hub Holdings LLC
8.13%, 7/15/19(a)	50,000	50,219
Hughes Satellite Systems Corp.
6.50%, 6/15/19	100,000	108,625
7.63%, 6/15/21	50,000	56,937
Huntsman International LLC
4.88%, 11/15/20	50,000	53,250
IASIS Healthcare LLC
8.38%, 5/15/19	50,000	50,656
Icahn Enterprises L.P.
4.88%, 3/15/19	83,000	84,411
6.00%, 8/1/20	200,000	205,750
iHeartCommunications, Inc.
9.00%, 12/15/19	81,000	64,445
9.00%, 3/1/21	50,000	36,938
Immucor, Inc.
11.13%, 8/15/19(b)	25,000	25,281
Infor Software Parent LLC
7.13%, 5/1/21(a)	25,000	25,938
Iron Mountain, Inc.
6.00%, 10/1/20(a)	55,000	57,475
iStar, Inc.
7.13%, 2/15/18	156,000	161,265
4.88%, 7/1/18	30,000	30,300
JC Penney Corp., Inc.
8.13%, 10/1/19	29,000	32,226
K Hovnanian Enterprises, Inc.
7.25%, 10/15/20(a)	72,000	71,640
KB Home
4.75%, 5/15/19	157,000	162,495
Kindred Healthcare, Inc.
8.00%, 1/15/20	100,000	105,188
Kratos Defense & Security Solutions, Inc.
7.00%, 5/15/19	25,000	25,688
L Brands, Inc.
7.00%, 5/1/20	50,000	55,729
Laredo Petroleum, Inc.
5.63%, 1/15/22	50,000	49,313
Legacy Reserves L.P.
6.63%, 12/1/21	50,000	37,750
Lennar Corp.
4.75%, 12/15/17	157,000	158,570
Lexmark International, Inc.
6.13%, 3/15/20	50,000	52,174
LifePoint Health, Inc.
5.50%, 12/1/21	50,000	51,969
M/I Homes, Inc.
6.75%, 1/15/21	100,000	105,500
Manitowoc Co., Inc. (The)
12.75%, 8/15/21(a)	75,000	85,312
Martin Midstream Partners L.P.
7.25%, 2/15/21	30,000	30,900
McDermott International, Inc.
8.00%, 5/1/21(a)	50,000	51,875
Meritor, Inc.
6.75%, 6/15/21	50,000	51,812
MGM Resorts International
6.75%, 10/1/20	100,000	111,375
Monitronics International, Inc.
9.13%, 4/1/20(b)	25,000	24,000
Nabors Industries, Inc.
5.00%, 9/15/20	125,000	129,062
Nationstar Mortgage LLC
7.88%, 10/1/20	25,000	25,828

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

May 31, 2017

Investments	Principal Amount	Value
Nature’s Bounty Co. (The)
7.63%, 5/15/21(a)	$50,000	$52,375
Navient Corp.
8.45%, 6/15/18	160,000	170,112
8.00%, 3/25/20	150,000	166,125
Navios Maritime Acquisition Corp.
8.13%, 11/15/21(a)	25,000	22,125
Navistar International Corp.
8.25%, 11/1/21	100,000	101,687
NCL Corp. Ltd.
4.75%, 12/15/21(a)	50,000	51,625
NCR Corp.
4.63%, 2/15/21	50,000	51,250
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21(a)(b)	50,000	26,125
Netflix, Inc.
5.38%, 2/1/21	100,000	109,000
NFP Corp.
9.00%, 7/15/21(a)	25,000	26,297
NGPL PipeCo LLC
7.12%, 12/15/17(a)	28,000	28,770
Nine West Holdings, Inc.
8.25%, 3/15/19(a)	25,000	6,500
Northern Oil and Gas, Inc.
8.00%, 6/1/20	50,000	40,250
Nuance Communications, Inc.
5.38%, 8/15/20(a)	50,000	51,063
NuStar Logistics L.P.
4.80%, 9/1/20	125,000	130,937
Och-Ziff Finance Co. LLC
4.50%, 11/20/19(a)	100,000	95,125
OneMain Financial Holdings LLC
6.75%, 12/15/19(a)	25,000	26,281
Pactiv LLC
8.13%, 6/15/17	150,000	150,375
PHH Corp.
6.38%, 8/15/21	50,000	50,625
Platform Specialty Products Corp.
10.38%, 5/1/21(a)	100,000	111,125
QEP Resources, Inc.
6.88%, 3/1/21(b)	50,000	52,750
Radian Group, Inc.
5.50%, 6/1/19	96,000	100,920
Rent-A-Center, Inc.
6.63%, 11/15/20(b)	25,000	23,250
Resolute Energy Corp.
8.50%, 5/1/20	50,000	51,000
RHP Hotel Properties L.P.
5.00%, 4/15/21	50,000	51,375
Rockies Express Pipeline LLC
5.63%, 4/15/20(a)	28,000	29,960
rue21, Inc.
9.00%, 10/15/21(a)(c)	25,000	1,125
Sabra Health Care L.P.
5.50%, 2/1/21	50,000	52,156
Safeway, Inc.
5.00%, 8/15/19	50,000	51,250
Sanchez Energy Corp.
7.75%, 6/15/21(b)	50,000	47,375
SESI LLC
7.13%, 12/15/21	50,000	50,125
Silgan Holdings, Inc.
5.00%, 4/1/20	100,000	101,846
Sirius XM Radio, Inc.
4.25%, 5/15/20(a)	50,000	50,763
Springleaf Finance Corp.
5.25%, 12/15/19	100,000	103,000
Sprint Communications, Inc.
9.00%, 11/15/18(a)	93,000	102,184
7.00%, 8/15/20	50,000	55,375
Sprint Corp.
7.25%, 9/15/21	40,000	45,512
Starwood Property Trust, Inc.
5.00%, 12/15/21(a)	50,000	52,250
Sungard Availability Services Capital, Inc.
8.75%, 4/1/22(a)	25,000	20,000
Sunoco L.P.
6.25%, 4/15/21	75,000	79,312
Symantec Corp.
4.20%, 9/15/20	100,000	105,239
T-Mobile USA, Inc.
6.13%, 1/15/22	100,000	105,625
Talen Energy Supply LLC
4.63%, 7/15/19(a)(b)	18,000	17,595
4.60%, 12/15/21(b)	50,000	39,000
TEGNA, Inc.
4.88%, 9/15/21(a)(b)	50,000	51,625
Tenet Healthcare Corp.
5.00%, 3/1/19	109,000	111,657
4.75%, 6/1/20	125,000	129,844
6.00%, 10/1/20	50,000	53,687
7.50%, 1/1/22(a)	50,000	54,556
8.13%, 4/1/22	25,000	26,438
Tesoro Logistics L.P.
5.50%, 10/15/19	25,000	26,563
TIBCO Software, Inc.
11.38%, 12/1/21(a)	50,000	55,375
Titan International, Inc.
6.88%, 10/1/20(b)	65,000	67,356
TMX Finance LLC
8.50%, 9/15/18(a)	25,000	23,875
Toll Brothers Finance Corp.
4.00%, 12/31/18	75,000	77,380
TPC Group, Inc.
8.75%, 12/15/20(a)	50,000	47,375
Transocean, Inc.
6.50%, 11/15/20(b)	100,000	102,750
TRI Pointe Group, Inc.
4.38%, 6/15/19	75,000	77,250
Tronox Finance LLC
6.38%, 8/15/20	15,000	15,188
TRU Taj LLC
12.00%, 8/15/21(a)	37,000	34,318
Unit Corp.
6.63%, 5/15/21	125,000	123,125
United Continental Holdings, Inc.
6.38%, 6/1/18	101,000	105,608

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

May 31, 2017

Investments	Principal Amount	Value
United States Steel Corp.
7.38%, 4/1/20(b)	$74,000	$80,364
8.38%, 7/1/21(a)	100,000	110,000
Universal Hospital Services, Inc.
7.63%, 8/15/20	25,000	25,625
Valeant Pharmaceuticals International, Inc.
6.75%, 8/15/18(a)(b)	52,000	52,520
5.38%, 3/15/20(a)(b)	225,000	210,386
7.50%, 7/15/21(a)	50,000	46,532
Weatherford International Ltd.
5.13%, 9/15/20(b)	75,000	75,562
WESCO Distribution, Inc.
5.38%, 12/15/21	75,000	78,375
Western Refining, Inc.
6.25%, 4/1/21	50,000	51,578
Whiting Petroleum Corp.
5.00%, 3/15/19	50,000	50,125
Windstream Services LLC
7.75%, 10/15/20	100,000	101,219
WPX Energy, Inc.
7.50%, 8/1/20	75,000	79,500
WR Grace & Co-Conn
5.13%, 10/1/21(a)	100,000	106,750

TOTAL CORPORATE BONDS (Cost: $13,807,699)		13,982,339

FOREIGN CORPORATE BONDS - 12.5%

Australia - 0.2%
Virgin Australia Holdings Ltd.
8.50%, 11/15/19(a)	40,000	42,150

Bermuda - 0.1%
Teekay Corp.
8.50%, 1/15/20(b)	25,000	24,375

Canada - 4.4%
Air Canada
7.75%, 4/15/21(a)(b)	125,000	143,281
Athabasca Oil Corp.
9.88%, 2/24/22(a)	50,000	48,250
Bombardier, Inc.
4.75%, 4/15/19(a)	50,000	51,063
7.75%, 3/15/20(a)	100,000	108,375
Calfrac Holdings L.P.
7.50%, 12/1/20(a)	25,000	22,375
Cenovus Energy, Inc.
5.70%, 10/15/19	75,000	80,458
First Quantum Minerals Ltd.
7.00%, 2/15/21(a)	50,000	52,615
Imperial Metals Corp.
7.00%, 3/15/19(a)	25,000	23,688
Lundin Mining Corp.
7.50%, 11/1/20(a)	25,000	26,565
New Red Finance, Inc.
6.00%, 4/1/22(a)	100,000	104,345
Precision Drilling Corp.
6.50%, 12/15/21	50,000	50,875
Seven Generations Energy Ltd.
8.25%, 5/15/20(a)	18,000	18,900

Total Canada		730,790

France - 0.5%
Credit Agricole S.A.
8.38%, 10/13/19(a)(d)(e)	71,000	79,520

Germany - 0.3%
Fresenius Medical Care U.S. Finance II, Inc.
5.63%, 7/31/19(a)	44,000	47,135

Italy - 1.4%
Telecom Italia Capital S.A.
7.18%, 6/18/19	22,000	24,241
Wind Acquisition Finance S.A.
4.75%, 7/15/20(a)	200,000	203,282

Total Italy		227,523

Luxembourg - 1.8%
ArcelorMittal
5.75%, 8/5/20(b)	100,000	108,625
Intelsat Jackson Holdings S.A.
7.25%, 4/1/19(b)	190,000	182,875

Total Luxembourg		291,500

Netherlands - 1.3%
NXP B.V.
4.13%, 6/1/21(a)	200,000	211,500

New Zealand - 0.3%
Reynolds Group Issuer, Inc.
5.75%, 10/15/20	50,000	51,400

United Kingdom - 2.2%
Anglo American Capital PLC
4.45%, 9/27/20(a)	100,000	104,500
CEVA Group PLC
4.00%, 5/1/18(a)	75,000	73,093
7.00%, 3/1/21(a)(b)	75,000	68,250
Noble Holding International Ltd.
5.75%, 3/16/18(b)	50,000	51,063
Royal Bank of Scotland Group PLC
4.70%, 7/3/18	68,000	69,517

Total United Kingdom		366,423

TOTAL FOREIGN CORPORATE BONDS (Cost: $2,054,500)		2,072,316

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

May 31, 2017

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 12.3%

United States - 12.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.78%(f) (Cost: $2,037,648)(g)	2,037,648	$2,037,648

TOTAL INVESTMENTS IN SECURITIES - 109.2% (Cost: $17,899,847)		18,092,303
Liabilities in Excess of Cash and Other Assets - (9.2)%		(1,527,897)

NET ASSETS - 100.0%		$16,564,406

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at May 31, 2017 (See Note 2).
(c)	Security in default on interest payments.
(d)	The security has a perpetual maturity; the date displayed is the next call date.
(e)	Rate shown reflects the accrual rate as of May 31, 2017 on securities with variable or step rates.
(f)	Rate shown represents annualized 7-day yield as of May 31, 2017.
(g)	At May 31, 2017, the total market value of the Fund’s securities on loan was $1,975,432 and the total market value of the collateral held by the Fund was $2,037,648.
(h)	Subsequent to May 31, 2017, the security issuer filed for bankruptcy.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS

				Unrealized
			Expiration	Appreciation/
Short Exposure	Contracts	Notional Value	Date	(Depreciation)
5 Year U.S. Treasury Note	24	$(2,839,500)	Sep-17	$(5,812)
U.S. Treasury Ultra Long Term Bond	15	(2,476,875)	Sep-17	(33,516)
Ultra 10 Year U.S. Treasury Note	76	(10,315,813)	Sep-17	(68,281)

				$(107,609)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Strategic Corporate Bond Fund (CRDT)

May 31, 2017

Investments	Principal Amount†	Value
U.S. GOVERNMENT OBLIGATIONS - 3.3%

U.S. Treasury Bond - 3.0%
U.S. Treasury Bond
3.00%, 2/15/47	220,000	$226,183

U.S. Treasury Notes - 0.3%
U.S. Treasury Note
2.00%, 4/30/24	10,000	9,997
2.38%, 5/15/27	10,000	10,159

Total U.S. Treasury Notes		20,156

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $244,146)		246,339

CORPORATE BONDS - 49.7%
United States - 49.7%
Abbott Laboratories
4.90%, 11/30/46	70,000	74,902
Allergan Funding SCS
4.55%, 3/15/35	20,000	20,798
Amgen, Inc.
3.63%, 5/22/24	150,000	157,577
Anadarko Petroleum Corp.
3.45%, 7/15/24	80,000	79,137
6.45%, 9/15/36	60,000	71,636
Arconic, Inc.
5.13%, 10/1/24(a)	70,000	74,760
AT&T, Inc.
3.90%, 3/11/24	50,000	51,680
Bank of America Corp.
3.30%, 1/11/23	250,000	254,653
Becton Dickinson and Co.
4.69%, 12/15/44	40,000	40,778
Celgene Corp.
5.00%, 8/15/45	20,000	21,962
Charter Communications Operating LLC
4.91%, 7/23/25	90,000	97,844
5.38%, 5/1/47(b)	20,000	21,039
Cimarex Energy Co.
3.90%, 5/15/27	40,000	40,742
CIT Group, Inc.
5.00%, 8/1/23	70,000	75,687
Citigroup, Inc.
4.50%, 1/14/22	100,000	107,863
4.13%, 7/25/28	70,000	71,256
Comcast Corp.
3.13%, 7/15/22	40,000	41,619
Constellation Brands, Inc.
4.25%, 5/1/23	60,000	64,571
3.50%, 5/9/27	10,000	10,084
Dell International LLC
3.48%, 6/1/19(b)	90,000	92,189
Devon Energy Corp.
5.85%, 12/15/25(a)	50,000	58,233
5.00%, 6/15/45	40,000	41,325
Dollar Tree, Inc.
5.75%, 3/1/23	80,000	85,120
Ensco PLC
5.20%, 3/15/25(a)	90,000	76,697
Freeport-McMoRan, Inc.
3.10%, 3/15/20	40,000	39,564
6.88%, 2/15/23(b)	20,000	21,050
General Electric Co.
6.88%, 1/10/39, Series A	110,000	159,078
General Motors Co.
6.25%, 10/2/43	100,000	109,988
Gilead Sciences, Inc.
4.50%, 2/1/45	30,000	30,798
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22	190,000	214,961
Halliburton Co.
5.00%, 11/15/45	40,000	43,558
Harris Corp.
3.83%, 4/27/25	70,000	72,831
HCA, Inc.
5.25%, 4/15/25	70,000	76,607
Humana, Inc.
4.95%, 10/1/44	40,000	44,220
International Lease Finance Corp.
5.88%, 8/15/22	70,000	79,617
Kraft Heinz Foods Co.
5.00%, 6/4/42	20,000	20,976
Lockheed Martin Corp.
3.10%, 1/15/23	10,000	10,299
4.50%, 5/15/36	60,000	66,313
Molson Coors Brewing Co.
2.25%, 3/15/20(b)	70,000	70,265
Occidental Petroleum Corp.
3.40%, 4/15/26	40,000	40,832
Pacific Gas & Electric Co.
6.05%, 3/1/34	120,000	154,459
Packaging Corp. of America
4.50%, 11/1/23	40,000	43,520
Quicken Loans, Inc.
5.75%, 5/1/25(b)	40,000	40,250
Reynolds American, Inc.
6.88%, 5/1/20	100,000	113,017
Scientific Games International, Inc.
7.00%, 1/1/22(b)	70,000	74,900
Sprint Corp.
7.25%, 9/15/21	30,000	34,134
Taylor Morrison Communities, Inc.
5.25%, 4/15/21(b)	30,000	30,750
Transcontinental Gas Pipe Line Co. LLC
7.85%, 2/1/26	60,000	78,736
United Rentals North America, Inc.
7.63%, 4/15/22	18,000	18,832
Verizon Communications, Inc.
4.15%, 3/15/24	20,000	21,207
5.25%, 3/16/37	10,000	10,699
4.86%, 8/21/46	10,000	9,978
West Corp.
5.38%, 7/15/22(b)	82,000	83,692
Western Gas Partners L.P.
4.65%, 7/1/26	70,000	73,926
Williams Cos., Inc. (The)
8.75%, 3/15/32	60,000	77,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Strategic Corporate Bond Fund (CRDT)

May 31, 2017

Investments	Principal Amount†		Value
XPO Logistics, Inc.
6.50%, 6/15/22(b)	66,000		$70,320

TOTAL CORPORATE BONDS (Cost: $3,608,782)			3,769,229

FOREIGN CORPORATE BONDS - 39.4%

Belgium - 2.0%
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 1/15/20	140,000		152,399

Brazil - 2.8%
Petrobras Global Finance B.V.
8.38%, 5/23/21	50,000		56,312
7.38%, 1/17/27	40,000		42,972
Vale Overseas Ltd.
4.38%, 1/11/22	110,000		112,167

Total Brazil			211,451

Canada - 4.0%
Barrick Gold Corp.
4.10%, 5/1/23	70,000		76,284
Barrick North America Finance LLC
5.70%, 5/30/41	30,000		35,280
Glencore Finance Canada Ltd.
6.00%, 11/15/41(b)	30,000		32,894
Hudbay Minerals, Inc.
7.63%, 1/15/25(b)	30,000		32,381
Teck Resources Ltd.
4.75%, 1/15/22	70,000		73,500
Yamana Gold, Inc.
4.95%, 7/15/24	50,000		50,338

Total Canada			300,677

Colombia - 0.9%
Ecopetrol S.A.
7.63%, 7/23/19	60,000		66,540

France - 3.7%
Electricite de France S.A.
4.63%, 9/11/24, Reg S	50,000	EUR	70,657
SFR Group S.A.
6.00%, 5/15/22(b)	200,000		209,500

Total France			280,157

Germany - 4.4%
E.ON International Finance B.V.
5.50%, 10/2/17	50,000	EUR	57,292
Volkswagen Leasing GmbH
3.25%, 5/10/18, Reg S	100,000	EUR	115,917
ZF North America Capital, Inc.
4.50%, 4/29/22(a)(b)	150,000		158,250

Total Germany			331,459

Ireland - 1.0%
Park Aerospace Holdings Ltd.
5.50%, 2/15/24(b)	70,000		73,894

Italy - 3.0%
Intesa Sanpaolo SpA
5.02%, 6/26/24(b)	230,000		225,373

Luxembourg - 0.8%
ArcelorMittal
6.00%, 3/1/21	50,000		54,375
Intelsat Jackson Holdings S.A.
7.25%, 10/15/20	10,000		9,050

Total Luxembourg			63,425

Mexico - 1.4%
Petroleos Mexicanos
5.50%, 1/21/21(a)	100,000		106,490

Russia - 2.9%
Lukoil International Finance B.V.
6.13%, 11/9/20(a)(b)	200,000		220,230

Switzerland - 1.4%
Glencore Funding LLC
4.00%, 4/16/25(b)	70,000		70,340
4.00%, 3/27/27(b)	40,000		39,584

Total Switzerland			109,924

United Kingdom - 11.1%
Anglo American Capital PLC
4.88%, 5/14/25(b)	200,000		208,386
Barclays Bank PLC
7.63%, 11/21/22	200,000		226,625
HSBC Bank PLC
3.88%, 10/24/18, Reg S	160,000	EUR	190,099
Royal Bank of Scotland Group PLC
5.13%, 5/28/24	210,000		220,469

Total United Kingdom			845,579

TOTAL FOREIGN CORPORATE BONDS (Cost: $3,009,224)			2,987,598

FOREIGN GOVERNMENT OBLIGATIONS - 2.2%
Argentina - 2.2%
Argentine Republic Government International Bond
7.50%, 4/22/26 (Cost: $152,763)	150,000		165,825

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.3%

United States - 6.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.78%(c) (Cost: $479,223)(d)	479,223		479,223

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Strategic Corporate Bond Fund (CRDT)

May 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES - 100.9% (Cost: $7,494,138)	$7,648,214
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.9)%	(68,647)

NET ASSETS - 100.0%	$7,579,567

†	Principal amount is reported in U.S. dollars unless otherwise noted.
(a)	Security, or portion thereof, was on loan at May 31, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of May 31, 2017.
(d)	At May 31, 2017, the total market value of the Fund’s securities on loan was $466,548 and the total market value of the collateral held by the Fund was $479,223.

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/20/2017	EUR	395,739	USD	423,937	$(22,205)
7/20/2017	GBP	72,740	USD	91,431	(2,614)

					$(24,819)

CURRENCY LEGEND

EUR	Euro

GBP	British pound

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Western Asset Unconstrained Bond Fund (UBND)

May 31, 2017

Investments	Principal Amount†	Value
U.S. GOVERNMENT AGENCIES - 2.0%

Federal Home Loan Mortgage Corporation - 2.0%
3.50%, 7/1/47(a) (Cost: $103,078)	100,000	$103,129

U.S. GOVERNMENT OBLIGATIONS - 20.6%

U.S. Treasury Bonds - 8.0%
U.S. Treasury Bond
3.13%, 8/15/44	220,000	231,778
3.00%, 5/15/45	80,000	82,206
2.25%, 8/15/46	10,000	8,763
2.88%, 11/15/46	10,000	10,021
3.00%, 2/15/47	40,000	41,124
U.S. Treasury Inflation Indexed Bond
0.75%, 2/15/45	20,706	19,867
1.00%, 2/15/46	10,289	10,510

Total U.S. Treasury Bonds		404,269

U.S. Treasury Notes - 12.6%
U.S. Treasury Floating Rate Note
1.14%, 7/31/18*	190,000	190,471
U.S. Treasury Inflation Indexed Note
0.13%, 4/15/21	72,005	72,602
0.13%, 7/15/26	10,171	9,979
U.S. Treasury Note
0.75%, 2/28/18	100,000	99,690
0.75%, 8/31/18	150,000	149,127
1.38%, 8/31/20	40,000	39,842
2.00%, 11/30/22	30,000	30,254
1.38%, 8/31/23	40,000	38,683
2.00%, 11/15/26	10,000	9,834

Total U.S. Treasury Notes		640,482

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $1,028,219)		1,044,751

CORPORATE BONDS - 27.6%

United States - 27.6%
AES Corp.
5.50%, 3/15/24	60,000	62,550
Ally Financial, Inc.
8.00%, 3/15/20	60,000	68,520
Bank of America Corp.
4.00%, 1/22/25	65,000	66,426
Celgene Corp.
5.00%, 8/15/45	10,000	10,981
Charter Communications Operating LLC
4.91%, 7/23/25	120,000	130,459
Chesapeake Energy Corp.
5.75%, 3/15/23	40,000	37,700
Chubb INA Holdings, Inc.
4.35%, 11/3/45	10,000	10,950
CIT Group, Inc.
5.00%, 8/1/23	60,000	64,875
Citigroup, Inc.
4.30%, 11/20/26	65,000	67,360
Comcast Corp.
3.38%, 2/15/25	25,000	25,894
FirstEnergy Corp.
7.38%, 11/15/31, Series C	50,000	66,911
Ford Motor Credit Co., LLC
8.13%, 1/15/20	100,000	114,206
General Electric Co.
5.88%, 1/14/38	10,000	12,921
6.88%, 1/10/39, Series A	40,000	57,847
General Motors Co.
6.25%, 10/2/43	35,000	38,496
Gilead Sciences, Inc.
3.70%, 4/1/24	20,000	20,889
Goldman Sachs Group, Inc. (The)
6.75%, 10/1/37	50,000	64,059
HCA, Inc.
5.00%, 3/15/24	60,000	64,434
JPMorgan Chase & Co.
3.63%, 12/1/27	10,000	9,958
Level 3 Financing, Inc.
5.38%, 8/15/22	60,000	61,950
Pacific Gas & Electric Co.
6.05%, 3/1/34	50,000	64,358
Sprint Corp.
7.88%, 9/15/23	60,000	69,450
United Rentals North America, Inc.
5.50%, 7/15/25	120,000	126,930
Verizon Communications, Inc.
5.50%, 3/16/47	20,000	21,898
Wells Fargo & Co.
4.10%, 6/3/26	60,000	62,527

TOTAL CORPORATE BONDS (Cost: $1,322,090)		1,402,549

FOREIGN CORPORATE BONDS - 10.5%

Brazil - 3.3%
Petrobras Global Finance B.V.
5.38%, 1/27/21	100,000	102,330
6.85%, 6/5/2115	60,000	53,550
Vale Overseas Ltd.
4.38%, 1/11/22	10,000	10,197

Total Brazil		166,077

Colombia - 1.8%
Ecopetrol S.A.
7.63%, 7/23/19	80,000	88,720

Indonesia - 2.2%
Majapahit Holding B.V.
7.75%, 1/20/20, Reg S	100,000	112,380

Peru - 1.9%
Southern Copper Corp.
5.25%, 11/8/42	100,000	98,247

United Kingdom - 1.3%
BP Capital Markets PLC
3.51%, 3/17/25	65,000	67,161

TOTAL FOREIGN CORPORATE BONDS (Cost: $478,499)		532,585

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Western Asset Unconstrained Bond Fund (UBND)

May 31, 2017

Investments	Principal Amount†		Value
FOREIGN GOVERNMENT OBLIGATIONS - 9.3%

Argentina - 4.0%
Argentine Republic Government International Bond
7.13%, 7/6/36	200,000		$203,400

Brazil - 1.2%
Brazil Notas do Tesouro Nacional
10.00%, 1/1/23, Series F	200,000	BRL	60,081

Mexico - 2.4%
Mexican Bonos
10.00%, 12/5/24, Series M 20	1,700,000	MXN	105,131
7.75%, 11/13/42, Series M	370,000	MXN	20,173

Total Mexico			125,304

Poland - 1.7%
Republic of Poland Government International Bond
4.00%, 1/22/24	80,000		85,714

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $502,173)			474,499

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.1%

United States - 7.1%
GS Mortgage Securities Trust
5.77%, 8/10/45, Series 2007-GG10, Class AM(b) (Cost: $366,266)	360,000		362,328

BANK LOANS - 6.0%
Canada - 0.7%
1011778 B.C. Unlimited Liability Co. (Burger King/Tim Hortons)
3.25% (LIBOR + 2.25%; LIBOR base rate 1.00%), 2/16/24, Term Loan B3(b)	21,799		21,859
3.40% (LIBOR + 2.25%; LIBOR base rate 1.15%), 2/16/24, Term Loan B3(b)	14,780		14,820

Total Canada			36,679

Netherlands - 0.6%
AerCap Holdings N.V.
3.40% (LIBOR + 2.25%; LIBOR base rate 1.25%), 10/6/23, A Deferred Principal(b)	30,000		30,340

United Kingdom - 0.4%
Virgin Media Bristol LLC
3.74% (LIBOR + 2.75%; LIBOR base rate 0.99%), 1/31/25, USD Term Loan I(b)	20,467		20,576

United States - 4.3%
Berry Plastics Group, Inc.
3.49% (LIBOR + 2.50%; LIBOR base rate 0.99%), 10/1/22, Term Loan I(b)	9,334		9,416
3.54% (LIBOR + 2.50%; LIBOR base rate 1.04%), 10/1/22, Term Loan I(b)	12,533		12,642
CenturyLink, Inc.
3.75% (LIBOR + 2.75%; LIBOR base rate 1.00%), 1/31/25, 2017 Term Loan B(b)	10,000		9,993
First Data Corporation
3.53% (LIBOR + 2.50%; LIBOR base rate 1.03%), 4/26/24, 2017 Term Loan(b)	23,335		23,486
Hilton Worldwide Finance LLC
3.02% (LIBOR + 2.00%; LIBOR base rate 1.02%), 10/25/23, Term Loan B2(b)	34,994		35,241
Jaguar Holding Co. II
4.25% (LIBOR + 3.25%; LIBOR base rate 1.00%), 8/18/22, 2015 Term Loan B(b)	11,683		11,717
4.40% (LIBOR + 3.25%; LIBOR base rate 1.15%), 8/18/22, 2015 Term Loan B(b)	13,128		13,166
Petco Animal Supplies, Inc.
4.17% (LIBOR + 3.00%; LIBOR base rate 1.17%), 1/26/23, 2017 Term Loan B(b)	4,862		4,532
PetSmart, Inc.
4.01% (LIBOR + 3.00%; LIBOR base rate 1.01%), 3/11/22, Term Loan B2(b)	39,200		37,755
Scientific Games International, Inc.
5.01% (LIBOR + 4.00%; LIBOR base rate 1.01%), 10/1/21, 2017 Term Loan B3(b)	4,304		4,376
5.08% (LIBOR + 4.00%; LIBOR base rate 1.08%), 10/1/21, 2017 Term Loan B3(b)	15,696		15,957
Univision Communications Inc.
3.79% (LIBOR + 2.75%; LIBOR base rate 1.04%), 3/15/24, Term Loan C5(b)	39,159		38,880

Total United States			217,161

TOTAL BANK LOANS (Cost: $306,416)			304,756

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Western Asset Unconstrained Bond Fund (UBND)

May 31, 2017

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 0.0%
10 Year U.S. Treasury Note Futures, Call Strike Price $128, Expires 6/23/17** (Cost: $219)	2	$256,000	$219

TOTAL INVESTMENTS IN SECURITIES BEFORE WRITTEN OPTIONS - 83.1%
(Cost: $4,106,960)			4,224,816

WRITTEN OPTIONS - (0.0)%
U.S. Treasury Long Bond Futures, Call Strike Price $157, Expires 6/23/17** (Premiums Received: $281)	2	(314,000)	(625)

Cash, Foreign Currency and Other Assets in Excess of Liabilities - 16.9%			859,801

NET ASSETS - 100.0%			$5,083,992

†	Principal amount is reported in U.S. dollars unless otherwise noted.
*	Floating rate note. Coupon shown is in effect at May 31, 2017. Date represents the ultimate maturity date.
**	Non-income producing security.
(a)	To-be-announced (“TBA”) security (See Note 2).
(b)	Rate shown reflects the accrual rate as of May 31, 2017 on securities with variable or step rates.

LIBOR	-	London Interbank Offered Rate
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/20/2017	AUD	130,000	USD	97,291	$583
7/20/2017	CNY	400,000	USD	57,558	(939)
7/20/2017	EUR	19,001	USD	20,251	(1,170)
7/20/2017	JPY	16,590,000	USD	152,700	2,357
7/20/2017	MXN	562,365	USD	29,963	129
7/20/2017	TWD	790,000	USD	26,129	(178)
7/20/2017	USD	90,634	CAD	120,000	(1,715)
7/20/2017	USD	39,441	CAD	54,000	573
7/20/2017	USD	24,284	IDR	324,560,000	(55)
7/20/2017	USD	84,492	INR	5,503,389	280
7/20/2017	USD	42,586	MXN	810,000	386
7/20/2017	USD	34,840	NOK	300,000	806

					$1,057

CURRENCY LEGEND

AUD	Australian dollar

BRL	Brazilian real

CAD	Canadian dollar

CNY	Chinese yuan

EUR	Euro

IDR	Indonesian rupiah

INR	Indian rupee

JPY	Japanese yen

MXN	Mexican peso

NOK	Norwegian krone

TWD	New Taiwan dollar

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Western Asset Unconstrained Bond Fund (UBND)

May 31, 2017

FUTURES CONTRACTS

Short Exposure	Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
90 Day Euro	4	$(986,050)	Dec-17	$(275)
Euro Bund	2	(365,058)	Jun-17	427
German Euro Schatz	1	(126,247)	Jun-17	73

				$225

Long Exposure
U.S. Treasury Long Bond	1	$153,812	Sep-17	$638

Total				$863

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

May 31, 2017

Investments		Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 84.8%
U.S. Treasury Bill - 84.8%
U.S. Treasury Bill 0.92%, 8/17/17*		$136,000,000	$135,734,528

TOTAL INVESTMENTS IN SECURITIES BEFORE WRITTEN OPTIONS - 84.8%
(Cost: $135,739,087)			135,734,528

	Contracts	Notional Amount
WRITTEN OPTIONS - (0.3)%
S&P 500 Index, Put Strike Price $2,380, Expires 6/16/17** (Premiums Received: $1,373,340)	675	(160,650,000)	(472,500)

Cash and Other Assets in Excess of Liabilities - 15.5%			24,753,974

NET ASSETS - 100.0%			$160,016,002

*	Interest rate shown reflects the discount rate at time of purchase.
**	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global Real Return Fund (RRF) (consolidated)

May 31, 2017

Investments	Principal Amount†		Value
U.S. GOVERNMENT OBLIGATIONS - 34.7%

U.S. Treasury Bonds - 20.7%
U.S. Treasury Inflation Indexed Bond
2.38%, 1/15/25	232,805		$269,212
3.38%, 4/15/32	343,373		484,428
0.75%, 2/15/45	93,177		89,403

Total U.S. Treasury Bonds			843,043

U.S. Treasury Notes - 14.0%
U.S. Treasury Inflation Indexed Note
2.13%, 1/15/19	136,261		141,878
0.63%, 1/15/24	271,661		279,318
U.S. Treasury Note
0.75%, 7/31/18	150,000		149,196

Total U.S. Treasury Notes			570,392

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $1,378,916)			1,413,435

CORPORATE BONDS - 4.1%

United States - 4.1%
Freeport-McMoRan, Inc.
3.55%, 3/1/22	20,000		18,800
HCA, Inc.
5.38%, 2/1/25	30,000		31,613
Sprint Corp.
7.88%, 9/15/23	100,000		115,750

TOTAL CORPORATE BONDS (Cost: $145,765)			166,163

FOREIGN CORPORATE BONDS - 5.2%

Brazil - 2.5%
Vale Overseas Ltd.
4.38%, 1/11/22	100,000		101,970

Mexico - 2.7%
America Movil S.A.B. de C.V.
5.00%, 3/30/20	100,000		107,694

TOTAL FOREIGN CORPORATE BONDS (Cost: $201,511)			209,664

FOREIGN GOVERNMENT OBLIGATIONS - 27.4%

Australia - 3.5%
Australia Inflation Linked Bond
4.00%, 8/20/20, Series 20CI, Reg S	170,534	AUD	142,441

Brazil - 1.4%
Brazil Notas do Tesouro Nacional Inflation Linked Bond
6.00%, 8/15/22, Series B	92,936	BRL	29,090
6.00%, 8/15/50, Series B	89,938	BRL	29,449

Total Brazil			58,539

Canada - 3.8%
Canadian Government Inflation Linked Bond
4.25%, 12/1/26	81,344	CAD	85,169
3.00%, 12/1/36	63,061	CAD	69,267

Total Canada			154,436

Mexico - 5.0%
Mexican Udibonos Inflation Linked Bond
4.00%, 6/13/19, Series S	1,495,309	MXN	81,455
2.50%, 12/10/20, Series S	747,655	MXN	39,095
4.50%, 12/4/25, Series S	1,437,798	MXN	84,198

Total Mexico			204,748

South Africa - 2.1%
Republic of South Africa Inflation Linked Bond
5.50%, 12/7/23, Series R197	938,309	ZAR	84,401

Sweden - 3.8%
Sweden Inflation Linked Bond
4.00%, 12/1/20, Series 3102	1,095,604	SEK	154,817

Turkey - 2.0%
Turkey Government Inflation Linked Bond
4.00%, 4/1/20	278,728	TRY	82,046

United Kingdom - 5.8%
United Kingdom Inflation Linked Gilt
1.25%, 11/22/27, Reg S	69,376	GBP	123,245
1.25%, 11/22/32, Reg S	55,805	GBP	111,684

Total United Kingdom			234,929

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,475,429)			1,116,357

	Shares
EXCHANGE-TRADED FUNDS - 5.4%

United States - 5.4%
WisdomTree Emerging Markets High Dividend Fund(a)	500		20,530
WisdomTree High Dividend Fund(a)	2,910		198,549

TOTAL EXCHANGE-TRADED FUNDS (Cost: $201,053)			219,079

TOTAL INVESTMENTS IN SECURITIES - 76.8% (Cost: $3,402,674)			3,124,698
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 23.2%			945,495

NET ASSETS - 100.0%			$4,070,193

†	Principal amount is reported in U.S. dollars unless otherwise noted.
(a)	Affiliated company (See Note 4).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Real Return Fund (RRF) (consolidated)

May 31, 2017

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/20/2017	AUD	116,190	USD	86,956	$521
7/20/2017	BRL	160,000	USD	49,802	991
7/20/2017	CAD	203,000	USD	153,231	2,809
7/20/2017	EUR	43,152	USD	45,991	(2,658)
7/20/2017	GBP	109,535	USD	137,190	(4,427)
7/20/2017	MXN	3,844,423	USD	203,312	(640)
7/20/2017	SEK	1,490,000	USD	166,753	(5,477)
7/20/2017	USD	59,901	JPY	6,540,000	(634)
7/20/2017	USD	84,960	ZAR	1,175,846	3,460

					$(6,055)

CURRENCY LEGEND

AUD	Australian dollar

BRL	Brazilian real

CAD	Canadian dollar

EUR	Euro

GBP	British pound

JPY	Japanese yen

MXN	Mexican peso

SEK	Swedish krona

TRY	Turkish New lira

USD	U.S. dollar

ZAR	South African rand

FUTURES CONTRACTS

Long Exposure	Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Copper	1	$65,213	Dec-17	$(412)
Corn	4	78,200	Dec-17	4,450
Gasoline RBOB	2	122,262	Oct-17	(5,646)

				$(1,608)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Managed Futures Strategy Fund (WDTI) (consolidated)

May 31, 2017

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 90.6%
U.S. Treasury Bills - 90.6%
U.S. Treasury Bills
0.70%, 6/15/17*(a)	$5,225,000	$5,223,516
0.76%, 7/13/17*	30,020,000	29,991,181
0.82%, 7/27/17*	115,120,000	114,964,703

TOTAL INVESTMENTS IN SECURITIES - 90.6% (Cost: $150,194,052)		150,179,400
Cash and Other Assets in Excess of Liabilities - 9.4%		15,504,018

NET ASSETS - 100.0%		$165,683,418

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	All or a portion of this security is held by the broker as collateral for open futures contracts.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
6/21/2017	JPY	744,235,000	USD	6,664,383	$(71,123)
6/21/2017	JPY	30,727,000	USD	275,150	(2,936)
6/21/2017	JPY	18,421,000	USD	168,343	1,629
6/21/2017	JPY	16,109,000	USD	148,900	3,109
6/21/2017	JPY	1,468,411,000	USD	13,206,382	(83,091)
6/21/2017	USD	141,821	JPY	16,081,000	3,716
6/21/2017	USD	154,775	JPY	17,462,000	3,261
6/21/2017	USD	265,101	JPY	29,751,000	4,152
6/21/2017	USD	13,018,705	JPY	1,444,575,000	55,047
6/21/2017	USD	157,902	JPY	17,124,000	(2,926)
6/21/2017	USD	87,618	JPY	9,797,000	1,047
6/21/2017	USD	6,713,565	JPY	741,816,000	49
6/21/2017	USD	11,738	JPY	1,297,000	—
9/20/2017	USD	3,379,132	JPY	371,820,090	(178)
9/20/2017	USD	3,246,227	JPY	357,238,910	219

					$(88,025)

CURRENCY LEGEND

JPY	Japanese yen

USD	U.S. dollar

FUTURES CONTRACTS

Short Exposure	Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Canadian Dollar Currency	131	$(9,718,235)	Sep-17	$655
Cocoa	479	(9,848,240)	Sep-17	(1,260)
Coffee “C”	131	(6,469,763)	Sep-17	(1,690)
Copper	102	(6,612,150)	Sep-17	1,025
Soybean	214	(9,825,275)	Nov-17	(2,550)

				$(3,820)

Long Exposure
10 Year U.S. Treasury Note	52	$6,567,438	Sep-17	$(72)
Australian Dollar Currency	87	6,458,010	Sep-17	(913)
British Pound Currency	81	6,548,850	Sep-17	1,013
Cotton No. 2	179	6,514,705	Dec-17	(98)
Euro Currency	47	6,644,919	Sep-17	(423)
Gold 100 Ounce	77	9,820,580	Aug-17	621
Live Cattle	204	9,930,720	Aug-17	133,866
Natural Gas	205	6,344,750	Sep-17	(544,401)
Silver	75	6,555,375	Sep-17	(1,425)
Swiss Franc Currency	51	6,636,375	Sep-17	(676)
U.S. Treasury Long Bond	43	6,613,937	Sep-17	(1,344)

				$(413,852)

Total				$(417,672)

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of May 31, 2017, the Trust consisted of 88 operational investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standard Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Bloomberg U.S. Dollar Bullish Fund (“U.S. Dollar Bullish Fund” and also referred to herein as “Currency Strategy Funds”)	December 18, 2013
WisdomTree Brazilian Real Strategy Fund (“Brazilian Real Strategy Fund” and also referred to herein as “Currency Strategy Funds”)	May 14, 2008
WisdomTree Chinese Yuan Strategy Fund (“Chinese Yuan Strategy Fund” and also referred to herein as “Currency Strategy Funds”)	May 14, 2008
WisdomTree Emerging Currency Strategy Fund (“Emerging Currency Strategy Fund” and also referred to herein as “Currency Strategy Funds”)	May 6, 2009
WisdomTree Asia Local Debt Fund (“Asia Local Debt Fund”)	March 17, 2011

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (“Interest Rate Hedged U.S. Aggregate Bond Fund” and also referred to herein as “Duration Funds”) (formerly, WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund)

December 18, 2013

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (“Negative Duration U.S. Aggregate Bond Fund” and also referred to herein as “Duration Funds”) (formerly, WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund)

December 18, 2013
WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (“Yield Enhanced U.S. Aggregate Bond Fund”) (formerly, WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund)	July 9, 2015
WisdomTree Barclays Yield Enhanced U.S. Short-Term Aggregate Bond Fund (“Yield Enhanced U.S. Short-Term Aggregate Bond Fund”)	May 18, 2017
WisdomTree Bloomberg Floating Rate Treasury Fund (“Floating Rate Treasury Fund”)	February 4, 2014
WisdomTree Emerging Markets Corporate Bond Fund (“Emerging Markets Corporate Bond Fund”)	March 8, 2012
WisdomTree Emerging Markets Local Debt Fund (“Emerging Markets Local Debt Fund”)	August 9, 2010

WisdomTree Interest Rate Hedged High Yield Bond Fund (“Interest Rate Hedged High Yield Bond Fund” and also referred to herein as “Duration Funds”) (formerly, WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund)

December 18, 2013

WisdomTree Negative Duration High Yield Bond Fund (“Negative Duration High Yield Bond Fund” and also referred to herein as “Duration Funds”) (formerly, WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund)

December 18, 2013
WisdomTree Strategic Corporate Bond Fund (“Strategic Corporate Bond Fund”)	January 31, 2013
WisdomTree Western Asset Unconstrained Bond Fund (“Unconstrained Bond Fund”)	June 11, 2015
WisdomTree CBOE S&P 500 PutWrite Strategy Fund (“CBOE S&P 500 PutWrite Strategy Fund”)	February 24, 2016
WisdomTree Global Real Return Fund (“Global Real Return Fund”) (consolidated)	July 14, 2011
WisdomTree Managed Futures Strategy Fund (“Managed Futures Strategy Fund”) (consolidated)	January 5, 2011

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Basis of Consolidation - The schedule of investments of the Managed Futures Strategy Fund and Global Real Return Fund (each an “Alternative Fund”), include the investments of a wholly-owned and controlled Cayman Islands subsidiary (each, a “Subsidiary”). For each Alternative Fund, the accompanying schedules of investments reflect the investments on a consolidated basis with its respective Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Each Alternative Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in its Subsidiary. Each Alternative Fund’s investment in its Subsidiary may not exceed 25% of each respective Alternative Fund’s total assets at the end of each fiscal quarter in order to meet the requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended.

Notes to Schedule of Investments (unaudited)(continued)

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less, to-be-announced (“TBA”) securities, and bank loans) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Repurchase agreements are valued at par which represents their fair value. Except for U.S. Dollar Bullish Fund, foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time. U.S. Dollar Bullish Fund uses WM/Reuters closing spot and forward rates as of 4:00 p.m. Eastern time to value foreign currency contracts. For the Chinese Yuan Strategy Fund, Emerging Currency Strategy Fund, Asia Local Debt Fund, Emerging Markets Corporate Bond Fund, Emerging Markets Local Debt Fund, and the Strategic Corporate Bond Fund, WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time are used to value forward foreign currency contracts in the following Asian currencies: Chinese renminbi, Chinese yuan, Hong Kong dollar, Indian rupee, Indonesian rupiah, Malaysian ringgit, Philippine peso, Singapore dollar, South Korean won, Taiwan dollar, and the Thai baht. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Option contracts generally are valued at the closing price on the primary exchange on which they trade. Swap and swaption contracts are generally marked to market daily based upon values from independent pricing service providers or quotations from broker-dealers to the extent available. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated exchange-traded funds (“ETFs” or “ETF”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the affiliated ETF has not traded on its principal exchange.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (“WTAM”) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

Notes to Schedule of Investments (unaudited)(continued)

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of May 31, 2017 in valuing each Fund’s assets:

U.S. Dollar Bullish Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$248,875,007	$—

Total	$—	$248,875,007	$—

Unrealized Appreciation on Foreign Currency Contracts	—	338,035	—
Unrealized Depreciation on Foreign Currency Contracts	—	(2,968,317)	—

Total - Net	$—	$246,244,725	$—

Brazilian Real Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$17,992,510	$—
Repurchase Agreement	—	3,811,000	—

Total	$—	$21,803,510	$—

Unrealized Depreciation on Foreign Currency Contracts	—	(360,753)	—

Total - Net	$—	$21,442,757	$—

Chinese Yuan Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$32,215,616	$—
Repurchase Agreement	—	11,700,000	—

Total	$—	$43,915,616	$—

Unrealized Appreciation on Foreign Currency Contracts	—	558,026	—
Unrealized Depreciation on Foreign Currency Contracts	—	(52,119)	—

Total - Net	$—	$44,421,523	$—

Emerging Currency Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$44,891,105	$—
Repurchase Agreement	—	14,860,000	—

Total	$—	$59,751,105	$—

Notes to Schedule of Investments (unaudited)(continued)

Unrealized Appreciation on Foreign Currency Contracts	—	619,174	—
Unrealized Depreciation on Foreign Currency Contracts	—	(77,182)	—

Total - Net	$—	$60,293,097	$—

Asia Local Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$2,759,328	$—
Foreign Government Obligations	—	13,626,872	—
Supranational Bonds	—	2,347,632	—
Repurchase Agreement	—	1,000,000	—

Total	$—	$19,733,832	$—

Unrealized Appreciation on Foreign Currency Contracts	—	68,666	—
Unrealized Depreciation on Foreign Currency Contracts	—	(537)	—

Total - Net	$—	$19,801,961	$—

Interest Rate Hedged U.S. Aggregate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$7,312,755	$—
U.S. Government Obligations	—	7,985,707	—
Corporate Bonds	—	6,081,505	—
Foreign Corporate Bonds	—	1,010,635	—
Foreign Government Obligations	—	341,218	—
Commercial Mortgage-Backed Securities	—	967,674	—
Municipal Bond	—	181,404	—
Investment of Cash Collateral for Securities Loaned	—	256,885	—

Total	$—	$24,137,783	$—

Unrealized Depreciation on Futures Contracts	(68,285)	—	—
U.S. Government Agencies Sold Short	—	(313,008)	—

Total - Net	$(68,285)	$23,824,775	$—

Negative Duration U.S. Aggregate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$5,083,788	$—
U.S. Government Obligations	—	5,600,178	—
Corporate Bonds	—	4,318,616	—
Foreign Corporate Bonds	—	712,334	—
Foreign Government Obligations	—	294,634	—
Commercial Mortgage-Backed Securities	—	569,566	—
Municipal Bond	—	143,612	—
Asset-Backed Securities	—	89,479	—
Investment of Cash Collateral for Securities Loaned	—	156,715	—

Total	$—	$16,968,922	$—

Unrealized Depreciation on Futures Contracts	(137,633)	—	—

Total - Net	$(137,633)	$16,968,922	$—

Yield Enhanced U.S. Aggregate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$34,600,727	$—
U.S. Government Obligations	—	21,776,306	—
Corporate Bonds	—	54,283,601	—
Foreign Corporate Bonds	—	10,571,646	—
Foreign Government Agencies	—	194,221	—
Foreign Government Obligations	—	3,734,347	—
Commercial Mortgage-Backed Securities	—	9,210,803	—
Municipal Bonds	—	1,071,512	—
Investment of Cash Collateral for Securities Loaned	—	182,520	—

Total	$—	$135,625,683	$—

U.S. Government Agencies Sold Short	—	(111,161)	—

Total - Net	$—	$135,514,522	$—

Yield Enhanced U.S. Short-Term Aggregate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$270,774	$—
U.S. Government Obligations	—	824,200	—
Corporate Bonds	—	3,310,711	—
Foreign Corporate Bonds	—	194,496	—
Foreign Government Obligations	—	72,385	—
Commercial Mortgage-Backed Securities	—	307,000	—

Total	$—	$4,979,566	$—

Notes to Schedule of Investments (unaudited)(continued)

Floating Rate Treasury Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$1,251,462	$—

Emerging Markets Corporate Bond Fund	Level 1	Level 2	Level 3
Foreign Corporate Bonds	$—	$43,279,919	$—
Foreign Government Agencies	—	2,205,469	—
Foreign Government Obligations	—	2,659,176	—
Common Stocks	174,896	—	—
Investment of Cash Collateral for Securities Loaned	—	3,455,875	—

Total	$174,896	$51,600,439	$—

Unrealized Depreciation on Futures Contracts	(10,938)	—	—

Total - Net	$163,958	$51,600,439	$—

Emerging Markets Local Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$5,403,340	$—
Foreign Government Obligations	—	220,968,164	—
Supranational Bonds	—	7,507,462	—

Total	$—	$233,878,966	$—

Unrealized Appreciation on Foreign Currency Contracts	—	167,609	—

Total - Net	$—	$234,046,575	$—

Interest Rate Hedged High Yield Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$48,292,633	$—
Foreign Corporate Bonds	—	7,895,064	—
Investment of Cash Collateral for Securities Loaned	—	6,707,400	—

Total	$—	$62,895,097	$—

Unrealized Depreciation on Futures Contracts	(41,056)	—	—

Total - Net	$(41,056)	$62,895,097	$—

Negative Duration High Yield Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$13,982,339	$—
Foreign Corporate Bonds	—	2,072,316	—
Investment of Cash Collateral for Securities Loaned	—	2,037,648	—

Total	$—	$18,092,303	$—

Unrealized Depreciation on Futures Contracts	(107,609)	—	—

Total - Net	$(107,609)	$18,092,303	$—

Strategic Corporate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$246,339	$—
Corporate Bonds	—	3,769,229	—
Foreign Corporate Bonds	—	2,987,598	—
Foreign Government Obligations	—	165,825	—
Investment of Cash Collateral for Securities Loaned	—	479,223	—

Total	$—	$7,648,214	$—

Unrealized Depreciation on Foreign Currency Contracts	—	(24,819)	—

Total - Net	$—	$7,623,395	$—

Unconstrained Bond Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$103,129	$—
U.S. Government Obligations	—	1,044,751	—
Corporate Bonds	—	1,402,549	—
Foreign Corporate Bonds	—	532,585	—
Foreign Government Obligations	—	474,499	—
Commercial Mortgage-Backed Securities	—	362,328	—

Notes to Schedule of Investments (unaudited)(continued)

Bank Loans	—	304,756	—
Purchased Options	219	—	—

Total	$219	$4,224,597	$—

Unrealized Appreciation on Foreign Currency Contracts	—	5,114	—
Unrealized Depreciation on Foreign Currency Contracts	—	(4,057)	—
Unrealized Appreciation on Futures Contracts	1,138	—	—
Unrealized Depreciation on Futures Contracts	(275)	—	—
Written Options	(625)	—	—

Total - Net	$457	$4,225,654	$—

CBOE S&P 500 PutWrite Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$135,734,528	$—

Total	$—	$135,734,528	$—

Written Options	(472,500)	—	—

Total - Net	$(472,500)	$135,734,528	$—

Global Real Return Fund (consolidated)	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$1,413,435	$—
Corporate Bonds	—	166,163	—
Foreign Corporate Bonds	—	209,664	—
Foreign Government Obligations	—	1,116,357	—
Exchange-Traded Funds	219,079	—	—

Total	$219,079	$2,905,619	$—

Unrealized Appreciation on Foreign Currency Contracts	—	7,781	—
Unrealized Depreciation on Foreign Currency Contracts	—	(13,836)	—
Unrealized Appreciation on Futures Contracts	4,450	—	—
Unrealized Depreciation on Futures Contracts	(6,058)	—	—

Total - Net	$217,471	$2,899,564	$—

Managed Futures Strategy Fund (consolidated)	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$150,179,400	$—

Total	$—	$150,179,400	$—

Unrealized Appreciation on Foreign Currency Contracts	—	72,229	—
Unrealized Depreciation on Foreign Currency Contracts	—	(160,254)	—
Unrealized Appreciation on Futures Contracts	137,180	—	—
Unrealized Depreciation on Futures Contracts	(554,852)	—	—

Total - Net	$(417,672)	$150,091,375	$—

There were no Level 3 securities at or during the period ended May 31, 2017.

The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

There were no transfers into or out of any fair value measurement levels during the period ended May 31, 2017.

Derivatives and Hedging Disclosure - Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts, futures contracts, swap contracts and options contracts during the period ended May 31, 2017 which are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at May 31, 2017 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund. At May 31, 2017, no event occurred that triggered a credit-risk-related contingent feature.

Notes to Schedule of Investments (unaudited)(continued)

As of May 31, 2017, collateral for derivative instruments was as follows:

	Value of Collateral Posted			Value of Collateral Received
Fund	Cash	Securities†	Total	Cash	Securities		Total
U.S. Dollar Bullish Fund	$770,000	$—	$770,000	$—	$—		$—
Brazilian Real Strategy Fund	150,000	—	150,000	—	—		—
Emerging Currency Strategy Fund	—	—	—	—	149,420	*	149,420
Interest Rate Hedged U.S. Aggregate Bond Fund	254,400	—	254,400	—	—		—
Negative Duration U.S. Aggregate Bond Fund	369,000	—	369,000	—	—		—
Emerging Markets Corporate Bond Fund	37,005	—	37,005	—	—		—
Interest Rate Hedged High Yield Bond Fund	195,400	—	195,400	—	—		—
Negative Duration High Yield Bond Fund	289,000	—	289,000	—	—		—
Unconstrained Bond Fund	25,880	—	25,880	—	—		—
CBOE S&P 500 PutWrite Strategy Fund	12,420,000	—	12,420,000	—	—		—
Global Real Return Fund (consolidated)	19,524	—	19,524	—	—		—
Managed Futures Strategy Fund (consolidated)	—	5,223,516	5,223,516	—	—		—

†	Securities collateral posted is reflected on the Schedules of Investments.
*	The securities collateral received is comprised entirely of U.S. Treasury securities.

During the period ended May 31, 2017, the volume of derivative activity (based on the average of month-end balances) for each Fund was as follows:

	Average Notional					Average Market Value
Fund	Foreign currency contracts (to deliver)	Foreign currency contracts (to receive)	Swap contracts	Futures contracts (long)	Futures contracts (short)	Purchased options/ swaptions	Written options/ swaptions
U.S. Dollar Bullish Fund
Foreign exchange contracts	$214,663,057	$420,175,211	$—	$—	$—	$—	$—
Brazilian Real Strategy Fund
Foreign exchange contracts	32,536,758	9,514,978	—	—	—	—	—
Chinese Yuan Strategy Fund
Foreign exchange contracts	57,283,422	13,372,115	—	—	—	—	—
Emerging Currency Strategy Fund
Foreign exchange contracts	61,888,814	15,272,688	—	—	—	—	—
Asia Local Debt Fund
Foreign exchange contracts	4,162,560	622,828	—	—	—	—	—
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate contracts	—	—	—	—	21,178,263	—	—
Negative Duration U.S. Aggregate Bond Fund
Interest rate contracts	—	—	—	—	16,201,539	—	—
Emerging Markets Corporate Bond Fund
Interest rate contracts	—	—	—	—	2,807,728	—	—
Emerging Markets Local Debt Fund
Foreign exchange contracts	8,919,978	3,237,013	—	—	—	—	—
Interest Rate Hedged High Yield Bond Fund
Interest rate contracts	—	—	—	—	22,148,274	—	—
Negative Duration High Yield Bond Fund
Interest rate contracts	—	—	—	—	11,483,324	—	—
Strategic Corporate Bond Fund
Foreign exchange contracts	53,330	574,300	—	—	—	—	—

Notes to Schedule of Investments (unaudited)(continued)

Unconstrained Bond Fund
Equity contracts	—	—	—	—	—	—	77
Foreign exchange contracts	189,207	250,718	—	—	—	—	—
Inflation rate contracts	—	—	58,784	—	—	—	—
Interest rate contracts	—	—	—	15,381	1,582,424	17,808	4,449
CBOE S&P 500 PutWrite Strategy Fund
Equity contracts	—	—	—	—	—	—	358,446
Global Real Return Fund (consolidated)
Commodity contracts	—	—	—	275,344	—	—	—
Foreign exchange contracts	95,678	838,966	—	—	—	—	—
Managed Futures Strategy Fund (consolidated)
Commodity contracts	—	—	—	56,278,733	31,422,991	—	—
Foreign exchange contracts	13,236,606	12,719,073	—	13,700,794	30,578,524	—	—
Interest rate contracts	—	—	—	6,186,711	9,044,124	—	—

Investment Transactions and Investment Income - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income including amortization of premiums, net of any foreign taxes withheld and discounts is accrued daily. Dividend income is recognized on the ex-dividend date. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income.

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM.

Repurchase Agreements - Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund acquires securities or other obligations as collateral from a commercial bank or securities broker-dealer and simultaneously commits to resell them to the counterparty at an agreed upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the acquired obligations. This is designed to result in a fixed rate of return for the Fund insulated from market fluctuations during the holding period. Each Fund maintains custody of the acquired collateral prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and the counterparty. Because repurchase agreements are collateralized by securities, they are subject to market and credit risk on the acquired collateral in addition to counterparty credit risk. The acquired collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. If the acquired collateral declines in value and becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral value is at least equal to the repurchase price plus any agreed-upon additional amount. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Forward Foreign Currency Contracts - The Currency Strategy Funds, except the U.S. Dollar Bullish Fund, utilized forward foreign currency contracts (“Forward Contract”) to obtain net long exposure to foreign currencies consistent with each Currency Strategy Fund’s investment objective. The U.S. Dollar Bullish Fund utilized Forward Contracts to obtain net short exposure to foreign currencies consistent with its investment objective. The Global Real Return Fund and Strategic Corporate Bond Fund utilized Forward Contracts as hedges to offset some of its currency risk from positions in international securities. The Asia Local Debt Fund, Emerging Markets Local Debt Fund and the Unconstrained Bond Fund utilized Forward Contracts to obtain long and short exposures to foreign currencies consistent with each Fund’s investment objective. The Managed Futures Strategy Fund utilized Forward Contracts to obtain long and short exposures to the Japanese Yen consistent with its investment objective. A Forward Contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold.

Total Return Swap Contracts - The Unconstrained Bond Fund utilized total return swap contracts to manage inflation rate risk. Total return swap contracts are agreements between counterparties to exchange the return of a given underlying reference asset/index, including income and any appreciation/depreciation in value of the reference asset/index, in exchange for payments equal to a rate of interest on another reference asset. During the term of the outstanding swap agreement, changes in the underlying value of the swap

Notes to Schedule of Investments (unaudited)(continued)

are recorded as unrealized gains and losses and the periodic payments received or made on the swap are recorded as realized gains or losses. Swap agreements may be used to achieve exposure to, for example, currencies, interest rates, indexes and money market securities without actually purchasing such currencies or securities. A Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impractical. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price. Total return swaps are exposed to the market risk factor of the specific underlying reference asset/index such as unanticipated movements in the value of the exchange rates, interest rates, securities, or the reference asset/index. Additional risks to a Fund include the possibility that there is no liquid market for these agreements or that the swap counterparty may default on its obligation to perform. A Fund’s maximum loss from counterparty risk is the fair value of the contract.

Futures Contracts - The Duration Funds and the Emerging Markets Corporate Bond Fund utilized futures contracts to obtain short exposure to U.S. Treasury bonds to hedge against a rise in interest rates. The Unconstrained Bond Fund utilized futures contracts to obtain long and short exposures to interest rates consistent with its investment objective. The Global Real Return Fund utilized futures contracts to obtain long exposure to commodities to hedge inflation risk. The Managed Futures Strategy Fund utilized futures contracts to obtain long and short exposures to currencies, commodities and interest rates consistent with its investment objective. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

Options Contracts - (a) Purchased/Written Options: The Unconstrained Bond Fund and the CBOE S&P 500 PutWrite Strategy Fund (the “Funds”) may purchase or write put or call options. The CBOE S&P 500 PutWrite Strategy Fund utilized option contracts by writing put options on the S&P 500 Index consistent with its investment objective. The Unconstrained Bond Fund utilized purchased options and written options on U.S. Treasury futures contracts to manage interest rate risk. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security or financial instrument. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security or financial instrument. A premium is paid to the writer of an option as consideration for undertaking the obligation in the contract. The Funds may purchase and write options on an exchange or over the counter (“OTC”). OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of nonperformance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker.

When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an asset, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When a security or financial instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the security or financial instrument acquired or deducted from the proceeds of the security or financial instrument sold.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased.

The purchaser or writer of an option may close the position before the exercise of the option by entering into a closing transaction. In the case of a written option, the cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund. With respect to a purchased option, the original premium paid is deducted from the proceeds received from a closing transaction resulting in a realized gain or loss to the Funds.

Notes to Schedule of Investments (unaudited)(continued)

Written options may constitute a fair value guarantee on a financial asset under the provisions of FASB Codification Topic 460 — Guarantees. The Fund’s maximum payout for written put options is limited to the number of contracts written and the associated strike prices. At May 31, 2017, the CBOE S&P PutWrite Strategy Fund’s maximum payout for written put options was $160,650,000. The maximum payout for written call options is potentially unlimited to the extent that the written call option is uncovered.

The Funds’ risk associated with purchasing put and call options is limited to the premiums paid. The risk in writing a covered call option is that the Funds may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing an uncovered call option is that the Funds are exposed to the risk of loss if the market price of the underlying security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

Other significant risks associated with the Funds’ use of options contracts may include the following: (1) the success of a strategy may depend on the Fund adviser’s ability to predict movements in the prices of individual commodities, currencies or securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the commodities, currencies or securities and the price of options; (3) although the Funds intends to enter into options contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in options contracts.

(b) Swaptions: The Unconstrained Bond Fund utilized purchased swaptions and written swaptions on interest rate swap contracts to manage interest rate risk. A purchased swaption contract grants a Fund, in return for payment of a premium, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When a Fund purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives a Fund the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When a Fund writes a swaption, the premium received by the Fund is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver (call) or a fixed-rate payer (put) upon exercise. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. A Fund’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve the risk that the issuer or counterparty will fail to perform its contractual obligations. At May 31, 2017, the Fund did not have any open swaptions.

For the period ended May 31, 2017, transactions for written options and swaptions were as follows:

	Unconstrained Bond Fund		CBOE S&P 500 PutWrite Strategy Fund
	Amount of Premiums	Contracts	Amount of Premiums	Contracts
Balance at August 31, 2016	$—	—	$163,050	75
Options/swaptions written	15,255	920,002	6,755,215	2,655
Options/swaptions closed	(14,974)	(920,000)	(5,544,925)	(2,055)
Options/swaptions expired	—	—	—	—
Options/swaptions exercised	—	—	—	—

Balance at May 31, 2017	$281	2	$1,373,340	675

Bank Loans - The Unconstrained Bond Fund (the “Fund”) may invest in bank loans (including senior loans). Bank loans are typically arranged through private negotiations in connection with recapitalizations, acquisitions, and refinancings. Bank loans between a company or a non-U.S. government and one or more financial institutions (lenders) may include institutionally traded floating and fixed rate debt obligations. Bank loans are generally acquired as a participation interest in, or assignment of, loans originated by U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions that have made loans or are members of a lending syndicate or from other holders of loan interests. Bank loans are subject to the credit risk of the underlying borrower and the risk of default in the payment of interest or principal on a loan. These loans typically involve borrowers with low credit ratings whose financial conditions are troubled or uncertain, including companies that are highly leveraged or in bankruptcy proceedings. Such loans may be vulnerable to adverse changes in economic or market conditions. Bank loans generally (but not always) hold the most senior position in the capital structure of a borrower and are often secured with collateral. If, however, bank loans are uncollateralized and/or subordinate to more senior creditors then the bank loans will be subject to a greater risk of nonpayment.

The Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the bank loan interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the bank loan interest.

In addition, loans are generally subject to liquidity risk. The Fund may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Fund’s ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. Other risks associated with investing in bank loans include prepayment risk, extension risk, restrictions on resale, and the lack of publicly available information.

Notes to Schedule of Investments (unaudited)(continued)

Securities Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

To-be-announced Transactions - Interest Rate Hedged U.S. Aggregate Bond Fund, Negative Duration U.S. Aggregate Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund, Yield Enhanced U.S. Short-Term Aggregate Bond Fund and the Unconstrained Bond Fund invest in U.S. agency mortgage-backed pass-through securities which are securities issued by entities such as Government National Mortgage Association and Federal National Mortgage Association that are backed by pools of mortgages. Most transactions in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined a few days prior to the settlement date; however, it is not anticipated that the Interest Rate Hedged U.S. Aggregate Bond Fund, Negative Duration U.S. Aggregate Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund, Yield Enhanced U.S. Short-Term Aggregate Bond Fund and the Unconstrained Bond Fund will take delivery of pools, but instead will participate in rolling TBA Transactions whereby instead of receiving pools on the purchase settlement date, the position is offset by a current sale of the TBA security with a simultaneous forward purchase of a substantially similar TBA security (i.e. same type, coupon, maturity) to settle on a specified future date.

Short Sale Transactions - Each Fund may enter into “short sale” transactions in which a Fund sells a security that it does not own in anticipation of a decline in the market price of that security. When a Fund enters into a short sale transaction, the Fund will borrow the security and deliver it to the counterparty to which the Fund sold the security short. The amount of the liability is subsequently marked-to-market to reflect the current market value of the securities sold short. A realized gain, limited to the proceeds received at which the Fund sold the security short, or a realized loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the cost to close out the short sale transaction is either less than (in the case of a gain) or greater than (in the case of a loss) the proceeds received. The risk of loss on a short sale transaction is potentially unlimited unlike the risk of loss on a long position, which is limited to the amount paid for the investment plus transaction costs. Funds entering into short sale transactions are exposed to the risk that they may be unable to close out a short sale position at any particular time or at an acceptable price.

3. FEDERAL INCOME TAXES

At May 31, 2017, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar Bullish Fund	$248,882,588	$—	$(7,581)	$(7,581)
Brazilian Real Strategy Fund	21,803,949	19	(458)	(439)
Chinese Yuan Strategy Fund	43,917,085	—	(1,469)	(1,469)
Emerging Currency Strategy Fund	59,752,627	—	(1,522)	(1,522)
Asia Local Debt Fund	20,878,907	128,330	(1,273,405)	(1,145,075)
Interest Rate Hedged U.S. Aggregate Bond Fund	23,808,914	357,291	(28,422)	328,869
Negative Duration U.S. Aggregate Bond Fund	16,743,470	260,353	(34,901)	225,452
Yield Enhanced U.S. Aggregate Bond Fund	134,067,617	2,265,405	(707,339)	1,558,066
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	4,970,479	9,620	(533)	9,087
Floating Rate Treasury Fund	1,249,696	1,792	(26)	1,766
Emerging Markets Corporate Bond Fund	50,838,613	1,936,424	(999,702)	936,722
Emerging Markets Local Debt Fund	260,400,398	5,518,340	(32,039,772)	(26,521,432)
Interest Rate Hedged High Yield Bond Fund	62,306,610	928,092	(339,605)	588,487

Notes to Schedule of Investments (unaudited)(continued)

Negative Duration High Yield Bond Fund	$17,909,002	$319,363	$(136,062)	$183,301
Strategic Corporate Bond Fund	7,494,138	242,721	(88,645)	154,076
Unconstrained Bond Fund	4,106,960	159,299	(41,443)	117,856
CBOE S&P 500 PutWrite Strategy Fund	135,739,087	522	(5,081)	(4,559)
Global Real Return Fund (consolidated)	4,635,325	87,803	(1,598,430)	(1,510,627)
Managed Futures Strategy Fund (consolidated)	205,283,565	34	(55,104,199)	(55,104,165)

4. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the period ended May 31, 2017 are as follows:

Fund	Value at 8/31/2016	Purchases/ Additions	Sales/ Reductions	Value at 5/31/2017	Dividend Income
Global Real Return Fund (consolidated)
WisdomTree Emerging Markets High Dividend Fund	$18,825	$—	$—	$20,530	$538
WisdomTree Global Natural Resources Fund	98,850	—	100,097	—	—
WisdomTree High Dividend Fund	201,011	—	7,438	198,549	4,686

Total	$318,686	$—	$107,535	$219,079	$5,224

WTAM or its affiliates may from time to time own shares of a Fund. As of May 31, 2017, WTAM held shares of the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Dividends paid to WTAM on Fund Shares held by WTAM
Barclays Yield Enhanced U.S. Aggregate Bond Fund	936	$47,315	$810
Bloomberg Floating Rate Treasury Fund	66	1,651	2
Emerging Markets Local Debt Fund	90	3,431	82
Interest Rate Hedged High Yield Bond Fund	494	11,861	96
Strategic Corporate Bond Fund	500	38,015	581
CBOE S&P 500 PutWrite Strategy Fund	73	2,108	30
Managed Futures Strategy Fund	52	2,055	—

5. SUBSEQUENT EVENT

On June 23, 2017, the Trust announced that its Board of Trustees, at the recommendation of WTAM after continued review of the product lineup and anticipated limited future prospects of investor demand for the Strategic Corporate Bond Fund, Unconstrained Bond Fund, and Global Real Return Fund (each a “Fund” and collectively the “Funds”), voted to close and liquidate each Fund.

After the close of business on August 16, 2017, the Funds will no longer accept creation orders. The last day of secondary market trading of shares of each Fund will be August 16, 2017. Shareholders may sell Fund shares through a broker in the standard manner through this date. Customary brokerage charges may apply to such transactions. When a Fund commences liquidation of its portfolio, which is anticipated to occur on or around August 16, 2017, but may occur before August 16, 2017, and at different times for each Fund, each Fund will be increasing its cash holdings and deviating from the investment objective and strategies stated in its prospectus.

It is anticipated that shareholders remaining in the Funds after the last day of trading will have their shares redeemed automatically and will receive cash through their broker or other applicable financial intermediary on or around August 25, 2017, in an amount equal to the net asset value of their shares. This amount is expected to include any accrued capital gains and dividends. Shareholders remaining in a Fund and that receive cash will not be charged any transaction fees by the Fund. Whether you sell your shares or are automatically redeemed as described above, you will generally recognize a capital gain (or loss) equal to the amount you receive for your shares above (or below) your adjusted cost basis in such shares. Please consult your personal tax advisor about the potential tax consequences.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	July 28, 2017

By (Signature and Title)*	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date	July 28, 2017

* Print the name and title of each signing officer under his or her signature.